AST GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 92.0%
Asset-Backed Securities — 4.2%
Cayman Islands — 2.6%
Atlas Senior Loan Fund Ltd.,
Series 2019-14A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
5.968%(c)	07/20/32	639	$625,844
Bain Capital Credit CLO Ltd.,
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
6.418%(c)	07/25/34	544	522,593
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.978%(c)	10/20/34	322	313,665
CarVal CLO Ltd.,
Series 2019-01A, Class ANR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
5.918%(c)	04/20/32	472	463,914
Halsey Point CLO Ltd.,
Series 2019-01A, Class A1A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
6.158%(c)	01/20/33	591	582,278
Series 2020-03A, Class A1A, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
6.252%(c)	11/30/32	1,418	1,403,613
ICG US CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.938%(c)	10/19/28	355	352,768
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
5.875%(c)	04/21/31	591	583,069
Jamestown CLO Ltd.,
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.968%(c)	04/25/30	242	238,882
Mountain View CLO LLC,
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
6.152%(c)	04/14/33	700	686,082
Nassau Ltd.,
Series 2019-IIA, Class AN, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
6.242%(c)	10/15/32	355	349,250
OZLM Ltd.,
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
5.850%(c)	04/15/31	497	489,734
Palmer Square CLO Ltd.,
Series 2021-04A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.962%(c)	10/15/34	250	243,950
Parallel Ltd.,
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
6.658%(c)	07/20/34	296	284,693
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Cayman Islands (cont’d.)
Regatta Funding Ltd.,
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.958%(c)	01/20/35	250	$243,664
Sound Point CLO Ltd.,
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
5.742%(c)	04/15/29	241	238,686
Trysail CLO Ltd.,
Series 2021-01A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
6.128%(c)	07/20/32	709	698,239
Venture CLO Ltd.,
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.072%(c)	04/15/33	316	309,919
			8,630,843
United States — 1.6%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	58	55,957
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	202	193,738
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	50	47,690
Series 2022-A, Class A, 144A
1.710%	02/20/35	384	368,138
Series 2023-A, Class A, 144A
5.550%	04/17/36	100	99,202
CFMT LLC,
Series 2021-AL01, Class B, 144A
1.390%	09/22/31	202	193,555
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	165	161,072
Countrywide Asset-Backed Certificates Trust,
Series 2007-09, Class 1A, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
5.045%(c)	06/25/47	70	59,229
Series 2007-BC01, Class 2A4, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
5.075%(c)	05/25/37	80	74,292
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30	284	275,966
Series 2021-03A, Class A, 144A
1.000%	05/15/30	390	376,971
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB08, Class AF3
3.219%(cc)	12/25/35	13	13,095
Dell Equipment Finance Trust,
Series 2023-01, Class A2, 144A
5.650%	09/22/28	100	100,100
A1

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
ECMC Group Student Loan Trust,
Series 2017-01A, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
6.045%(c)	12/27/66	250	$244,316
Elmwood CLO Ltd.,
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.993%(c)	04/22/35	290	283,726
Exeter Automobile Receivables Trust,
Series 2020-01A, Class D, 144A
2.730%	12/15/25	286	280,193
Flagship Credit Auto Trust,
Series 2021-01, Class A, 144A
0.310%	06/16/25	6	6,299
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25	166	161,452
HPEFS Equipment Trust,
Series 2023-01A, Class A2, 144A
5.430%	08/20/25	100	99,885
Kubota Credit Owner Trust,
Series 2023-01A, Class A2, 144A
5.400%	02/17/26	100	99,891
Ladder Capital Commercial Mortgage Securities Trust,
Series 2021-FL02, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
5.884%(c)	12/13/38	183	177,021
Lehman XS Trust,
Series 2007-03, Class 1BA2, 6 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
5.771%(c)	03/25/37	54	51,678
Marlette Funding Trust,
Series 2021-03A, Class A, 144A
0.650%	12/15/31	35	35,203
Series 2022-02A, Class A, 144A
4.250%	08/15/32	66	65,408
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
5.895%(c)	12/27/66	91	88,685
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	169	136,209
Octane Receivables Trust,
Series 2023-01A, Class A, 144A
5.870%	05/21/29	153	153,421
Santander Drive Auto Receivables Trust,
Series 2020-04, Class C
1.010%	01/15/26	79	78,195
SLM Student Loan Trust,
Series 2003-01, Class A5A, 144A, 3 Month LIBOR + 0.110% (Cap N/A, Floor 0.000%)
4.976%(c)	12/15/32	154	142,436
SoFi Consumer Loan Program Trust,
Series 2023-01S, Class A, 144A
5.810%	05/15/31	187	187,162
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Soundview Home Loan Trust,
Series 2007-OPT01, Class 1A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
5.045%(c)	06/25/37	108	$76,492
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC02, Class A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
5.000%(c)	09/25/36	62	38,736
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31	151	147,243
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25	285	284,174
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25	31	30,822
Series 2021-02A, Class B, 144A
0.620%	07/15/26	123	119,868
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
5.041%(c)	08/20/29	359	355,249
			5,362,769

Total Asset-Backed Securities (cost $14,296,303)			13,993,612
Commercial Mortgage-Backed Securities — 0.6%
United States
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.649%(cc)	02/10/36	137	112,984
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.685%(c)	06/15/35	209	202,188
BANK,
Series 2019-BN19, Class D, 144A
3.000%	08/15/61	24	14,305
Series 2022-BNK40, Class A4
3.394%(cc)	03/15/64	250	219,205
Barclays Commercial Mortgage Securities Trust,
Series 2022-C17, Class AS
4.971%(cc)	09/15/55	250	232,380
BX Trust,
Series 2022-PSB, Class A, 144A, 1 Month SOFR + 2.451% (Cap N/A, Floor 2.451%)
7.278%(c)	08/15/39	198	196,725
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	313	249,122
FHLMC Multifamily Structured Pass-Through Certificates,
Series K154, Class A2
4.350%	01/25/33	115	116,037
Morgan Stanley Capital I Trust,
Series 2018-H04, Class A4
4.310%	12/15/51	300	286,374

A2

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Wells Fargo Commercial Mortgage Trust,
Series 2022-C62, Class A4
4.000%(cc)	04/15/55		250	$228,137

Total Commercial Mortgage-Backed Securities (cost $2,055,238)				1,857,457
Corporate Bonds — 28.8%
Australia — 0.5%
Commonwealth Bank of Australia,
Covered Bonds
0.125%	10/15/29	EUR	345	303,085
Sub. Notes, 144A
3.784%	03/14/32		245	206,364
Sub. Notes, 144A, MTN
3.610%(ff)	09/12/34		243	209,901
Glencore Capital Finance DAC,
Gtd. Notes, EMTN
1.125%	03/10/28	EUR	183	170,561
1.250%	03/01/33	EUR	225	176,667
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23		111	110,710
4.125%	03/12/24		114	112,770
Macquarie Bank Ltd.,
Sub. Notes, 144A
3.052%(ff)	03/03/36		285	217,827
National Australia Bank Ltd.,
Covered Bonds
0.010%	01/06/29	EUR	345	308,201
				1,816,086
Belgium — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36		145	144,021
4.900%	02/01/46		70	67,899
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.000%	04/13/28		75	73,929
4.350%	06/01/40		115	107,035
4.439%	10/06/48		50	46,036
4.500%	06/01/50		250	233,875
5.550%	01/23/49		50	53,989
KBC Group NV,
Sr. Unsec’d. Notes, 144A
5.796%(ff)	01/19/29		235	236,361
				963,145
Bermuda — 0.0%
Bacardi Ltd.,
Gtd. Notes, 144A
4.700%	05/15/28		154	151,351
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Brazil — 0.1%
Braskem Netherlands Finance BV,
Gtd. Notes
4.500%	01/31/30		200	$168,700
Globo Comunicacao e Participacoes SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/30		200	158,225
OEC Finance Ltd.,
Gtd. Notes, 144A, Cash coupon 7.125% or PIK N/A
7.125%	12/26/46		1,225	39,191
Suzano Austria GmbH,
Gtd. Notes
3.750%	01/15/31		100	86,405
Vale Overseas Ltd.,
Gtd. Notes
6.250%	08/10/26		12	12,298
				464,819
Canada — 2.8%
Bank of Montreal,
Covered Bonds, EMTN
0.125%	01/26/27	EUR	330	315,914
Bank of Nova Scotia (The),
Covered Bonds
0.010%	01/14/27	EUR	227	216,611
Sr. Unsec’d. Notes
5.250%	12/06/24		190	190,339
Sr. Unsec’d. Notes, MTN
3.450%	04/11/25		130	125,988
Bell Telephone Co. of Canada or Bell Canada (The),
Gtd. Notes
5.850%	11/10/32	CAD	120	95,255
Gtd. Notes, MTN
3.000%	03/17/31	CAD	31	20,307
4.550%	02/09/30	CAD	21	15,436
5.150%	02/09/53	CAD	52	37,225
Canadian Pacific Railway Co.,
Gtd. Notes
3.100%	12/02/51		10	7,093
CDP Financial, Inc.,
Gtd. Notes, 144A
1.125%	04/06/27	EUR	1,186	1,180,123
CPPIB Capital, Inc.,
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	1,133	1,091,500
Enbridge Pipelines, Inc.,
Sr. Unsec’d. Notes, MTN
2.820%	05/12/31	CAD	54	34,421
Enbridge, Inc.,
Gtd. Notes
5.969%	03/08/26		315	315,847
Gtd. Notes, MTN
6.100%	11/09/32	CAD	52	41,458
Nutrien Ltd.,
Sr. Unsec’d. Notes
4.900%	03/27/28		35	34,961
5.800%	03/27/53		65	66,885

A3

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Canada (cont’d.)
OMERS Finance Trust,
Gtd. Notes, 144A
3.500%	04/19/32		635	$593,774
Ontario Teachers’ Finance Trust,
Gtd. Notes
0.500%	05/06/25	EUR	1,132	1,152,915
Gtd. Notes, 144A
1.250%	09/27/30		854	697,730
1.850%	05/03/32	EUR	454	428,168
2.000%	04/16/31		1,251	1,067,520
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	1,421	1,304,943
TELUS Corp.,
Sr. Unsec’d. Notes
5.250%	11/15/32	CAD	152	114,682
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes
5.103%	01/09/26		175	175,958
				9,325,053
Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd.,
Gtd. Notes, 144A
8.884%(s)	09/10/58		1,224	3,794
Chile — 0.2%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
3.150%	01/14/30		200	178,850
Sr. Unsec’d. Notes, 144A
5.125%	02/02/33		240	241,095
Empresa Nacional de Telecomunicaciones SA,
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	118,406
				538,351
China — 0.2%
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes
5.000%	01/15/33		224	218,182
Prosus NV,
Sr. Unsec’d. Notes, EMTN
4.027%	08/03/50		200	130,100
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		200	145,275
				493,557
Colombia — 0.0%
Ecopetrol SA,
Sr. Unsec’d. Notes
8.875%	01/13/33		136	137,190
Denmark — 0.2%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
4.298%(ff)	04/01/28		350	330,366
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Denmark (cont’d.)
6.466%(ff)	01/09/26		200	$199,935
				530,301
Finland — 0.0%
Citycon OYJ,
Jr. Sub. Notes
3.625%(ff)	06/10/26(oo)	EUR	100	54,843
France — 1.9%
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, 144A
4.935%	01/26/26		252	248,405
Sub. Notes
3.875%(ff)	06/16/32	EUR	400	415,041
BNP Paribas SA,
Jr. Sub. Notes
4.625%(ff)	02/25/31(oo)		200	149,000
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	100	105,203
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25		266	255,142
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	200	173,537
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33		224	203,944
BPCE SA,
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		430	386,080
4.000%	09/12/23		590	585,293
Sr. Unsec’d. Notes, 144A, MTN
5.975%(ff)	01/18/27		311	309,968
Sr. Unsec’d. Notes, EMTN
1.750%	04/26/27	EUR	100	100,129
Cie de Financement Foncier SA,
Covered Bonds
0.750%	01/11/28	EUR	200	193,330
Credit Agricole Assurances SA,
Sub. Notes
4.750%(ff)	09/27/48	EUR	200	205,995
Credit Agricole Home Loan SFH SA,
Covered Bonds, EMTN
0.500%	02/19/26	EUR	400	400,757
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%(ff)	12/23/25(oo)		200	197,596
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, EMTN
0.000%	01/21/28	EUR	400	373,313
Electricite de France SA,
Jr. Sub. Notes
2.875%(ff)	12/15/26(oo)	EUR	200	181,298
Sr. Unsec’d. Notes, EMTN
5.875%	07/18/31	GBP	100	124,181
Engie SA,
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	200	166,372
4.000%	01/11/35	EUR	100	107,630

A4

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
France (cont’d.)
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	599	$632,111
Societe Generale SA,
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		257	224,302
Sr. Unsec’d. Notes, 144A, MTN
6.447%(ff)	01/12/27		298	296,554
Sr. Unsec’d. Notes, EMTN
4.250%(ff)	12/06/30	EUR	100	104,507
Suez SACA,
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	100	94,445
TotalEnergies SE,
Jr. Sub. Notes
2.000%(ff)	06/04/30(oo)	EUR	100	82,712
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	235	210,303
				6,527,148
Germany — 1.1%
Allianz SE,
Sub. Notes, EMTN
2.121%(ff)	07/08/50	EUR	100	88,065
Bayer US Finance II LLC,
Gtd. Notes, 144A
4.250%	12/15/25		243	237,911
Commerzbank AG,
Sr. Unsec’d. Notes, EMTN
4.625%(ff)	03/21/28	EUR	100	106,029
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26		168	144,658
6.720%(ff)	01/18/29		235	233,823
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	84,866
Sr. Unsec’d. Notes, Series E
0.962%	11/08/23(a)		200	191,327
Sub. Notes
7.079%(ff)	02/10/34		200	184,766
E.ON International Finance BV,
Gtd. Notes, EMTN
6.250%	06/03/30	GBP	105	136,159
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	396	407,172
Gov’t. Gtd. Notes, MTN
4.100%	02/20/26	AUD	559	379,152
Landwirtschaftliche Rentenbank,
Gov’t. Gtd. Notes, EMTN
0.000%	11/27/29	EUR	291	260,230
Mercedes-Benz Finance North America LLC,
Gtd. Notes, 144A
5.375%	11/26/25		190	192,168
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Germany (cont’d.)
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	400	$420,747
Volkswagen International Finance NV,
Gtd. Notes
3.500%(ff)	06/17/25(oo)	EUR	100	101,994
Wintershall Dea Finance BV,
Gtd. Notes
1.823%	09/25/31	EUR	200	167,273
ZF Finance GmbH,
Gtd. Notes, EMTN
2.000%	05/06/27	EUR	200	186,569
3.750%	09/21/28	EUR	200	193,008
				3,715,917
India — 0.1%
Adani Transmission Step-One Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26		200	167,000
Ireland — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
2.450%	10/29/26		150	134,629
3.000%	10/29/28		150	130,462
AIB Group PLC,
Jr. Sub. Notes
6.250%(ff)	06/23/25(oo)	EUR	200	197,735
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	11/17/27	EUR	185	173,829
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
3.950%	07/01/24		64	62,317
Bank of Ireland Group PLC,
Sub. Notes, EMTN
1.375%(ff)	08/11/31	EUR	204	189,534
				888,506
Israel — 0.0%
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		68	66,235
Italy — 0.4%
Autostrade per l’Italia SpA,
Sr. Unsec’d. Notes
2.000%	12/04/28	EUR	240	224,732
2.000%	01/15/30	EUR	220	198,248
Enel SpA,
Jr. Sub. Notes, Series 6.5Y
1.375%(ff)	06/08/27(oo)	EUR	263	229,362
Eni SpA,
Jr. Sub. Notes, Series NC9
3.375%(ff)	07/13/29(oo)	EUR	150	135,026
Intesa Sanpaolo SpA,
Sub. Notes, 144A, MTN
5.017%	06/26/24		300	291,441

A5

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Italy (cont’d.)
Reno de Medici SpA,
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 5.250% (Cap N/A, Floor 5.250%)
8.207%(c)	12/14/26	EUR	180	$187,036
UniCredit SpA,
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27		247	216,451
				1,482,296
Japan — 0.3%
Development Bank of Japan, Inc.,
Sr. Unsec’d. Notes, GMTN
0.010%	10/15/24	EUR	364	373,789
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
5.475%(ff)	02/22/31		316	317,828
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
3.153%(ff)	07/16/30		200	175,697
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
5.709%	01/09/26		200	200,193
				1,067,507
Luxembourg — 0.2%
ArcelorMittal SA,
Sr. Unsec’d. Notes
4.250%	07/16/29(a)		100	93,458
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	119	95,945
1.250%	04/26/27	EUR	100	86,150
2.000%	02/15/24	EUR	119	124,316
Logicor Financing Sarl,
Gtd. Notes, EMTN
2.250%	05/13/25	EUR	124	122,888
3.250%	11/13/28	EUR	130	112,993
Vivion Investments Sarl,
Sr. Unsec’d. Notes
3.000%	08/08/24	EUR	200	155,962
				791,712
Malaysia — 0.1%
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
3.500%	04/21/30		200	187,986
Mexico — 0.3%
America Movil SAB de CV,
Sr. Unsec’d. Notes
2.875%	05/07/30		200	175,787
Braskem Idesa SAPI,
Sr. Sec’d. Notes, 144A
6.990%	02/20/32		200	149,000
Orbia Advance Corp. SAB de CV,
Gtd. Notes
2.875%	05/11/31(a)		200	157,413
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mexico (cont’d.)
Petroleos Mexicanos,
Gtd. Notes
6.500%	03/13/27		45	$40,662
6.700%	02/16/32		99	78,487
Sigma Alimentos SA de CV,
Gtd. Notes
4.125%	05/02/26		300	285,525
				886,874
Netherlands — 1.1%
ABN AMRO Bank NV,
Covered Bonds, EMTN
0.400%	09/17/41	EUR	300	194,959
Sr. Unsec’d. Notes, 144A
1.542%(ff)	06/16/27		400	350,507
BNG Bank NV,
Sr. Unsec’d. Notes, EMTN
0.750%	01/24/29	EUR	135	128,657
Sr. Unsec’d. Notes, MTN
3.500%	07/19/27	AUD	581	380,845
Cooperatieve Rabobank UA,
Covered Bonds, EMTN
0.125%	12/01/31	EUR	1,000	841,080
Sub. Notes, EMTN
4.625%	05/23/29	GBP	140	157,669
ING Groep NV,
Sr. Unsec’d. Notes
3.869%(ff)	03/28/26		200	193,182
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	1,269	1,233,379
Shell International Finance BV,
Gtd. Notes
2.875%	11/26/41		20	15,215
TenneT Holding BV,
Sr. Unsec’d. Notes, EMTN
4.500%	10/28/34	EUR	125	145,255
				3,640,748
Norway — 0.1%
DNB Boligkreditt A/S,
Covered Bonds, EMTN
0.625%	06/19/25	EUR	138	140,982
Equinor ASA,
Gtd. Notes
2.875%	04/06/25		110	106,533
Var Energi ASA,
Sr. Unsec’d. Notes, 144A
8.000%	11/15/32		200	214,031
				461,546
Panama — 0.1%
ENA Master Trust,
Sr. Sec’d. Notes, 144A
4.000%	05/19/48		323	240,029

A6

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Peru — 0.0%
Volcan Cia Minera SAA,
Sr. Unsec’d. Notes, 144A
4.375%	02/11/26		20	$16,522
Portugal — 0.0%
EDP - Energias de Portugal SA,
Jr. Sub. Notes, Series NC5
1.500%(ff)	03/14/82	EUR	100	90,735
Qatar — 0.1%
QatarEnergy,
Sr. Unsec’d. Notes
3.125%	07/12/41		350	272,300
Saudi Arabia — 0.3%
EIG Pearl Holdings Sarl,
Sr. Sec’d. Notes, 144A
3.545%	08/31/36		400	341,500
Greensaif Pipelines Bidco Sarl,
Sr. Sec’d. Notes, 144A
6.129%	02/23/38		200	205,250
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29		550	513,322
				1,060,072
South Africa — 0.1%
Anglo American Capital PLC,
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	235	256,879
Spain — 0.4%
Banco Santander SA,
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		200	187,377
Sub. Notes
2.749%	12/03/30		200	156,122
CaixaBank SA,
Covered Bonds
1.000%	09/25/25	EUR	100	101,939
Jr. Sub. Notes
6.750%(ff)	06/13/24(oo)	EUR	200	207,353
Sr. Unsec’d. Notes, 144A
6.208%(ff)	01/18/29		233	233,936
Sr. Unsec’d. Notes, EMTN
0.375%(ff)	11/18/26	EUR	100	97,540
0.625%(ff)	01/21/28	EUR	100	96,035
FCC Aqualia SA,
Sr. Sec’d. Notes
2.629%	06/08/27	EUR	183	185,474
Iberdrola International BV,
Gtd. Notes, Series NC6
1.450%(ff)	11/09/26(oo)	EUR	100	92,174
				1,357,950
Supranational Bank — 0.8%
African Export-Import Bank (The),
Sr. Unsec’d. Notes, 144A
2.634%	05/17/26		219	195,457
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Supranational Bank (cont’d.)
European Investment Bank,
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	475	$509,422
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	422	355,299
3.000%	10/14/33	EUR	405	436,774
Sr. Unsec’d. Notes, MTN
0.750%	07/15/27	AUD	280	165,291
1.800%	01/19/27	AUD	365	227,134
Inter-American Development Bank,
Sr. Unsec’d. Notes, MTN
2.700%	01/29/26	AUD	80	51,979
4.250%	06/11/26	AUD	183	124,372
Unsec’d. Notes, MTN
2.500%	04/14/27	AUD	110	69,784
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN
0.010%	04/24/28	EUR	140	130,676
Sr. Unsec’d. Notes, GMTN
0.000%	01/15/27	EUR	162	156,796
Sr. Unsec’d. Notes, MTN
3.000%	10/19/26	AUD	105	68,644
International Finance Corp.,
Sr. Unsec’d. Notes
1.450%	07/22/24	AUD	200	129,679
4.450%	05/14/27	AUD	272	186,477
				2,807,784
Sweden — 0.2%
Heimstaden Bostad AB,
Sr. Unsec’d. Notes, EMTN
1.125%	01/21/26	EUR	124	113,035
Samhallsbyggnadsbolaget i Norden AB,
Jr. Sub. Notes
2.625%(ff)	12/14/25(oo)	EUR	295	117,905
SBB Treasury OYJ,
Gtd. Notes, EMTN
0.750%	12/14/28	EUR	190	115,076
Swedbank AB,
Sr. Unsec’d. Notes, GMTN
1.300%	02/17/27	EUR	125	120,958
Verisure Holding AB,
Sr. Sec’d. Notes, 144A
3.250%	02/15/27	EUR	100	95,911
				562,885
Switzerland — 0.3%
Alcon Finance Corp.,
Gtd. Notes, 144A
5.375%	12/06/32		200	206,037
Credit Suisse Group AG,
Sr. Unsec’d. Notes
2.875%(ff)	04/02/32	EUR	205	183,589
Sr. Unsec’d. Notes, EMTN
0.650%(ff)	01/14/28	EUR	148	132,488
1.000%(ff)	06/24/27	EUR	200	186,380

A7

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Switzerland (cont’d.)
3.250%(ff)	04/02/26	EUR	107	$109,161
UBS Group AG,
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
6.301%(c)	05/12/26		305	304,121
				1,121,776
United Arab Emirates — 0.1%
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes
2.940%	09/30/40		285	230,155
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		177	152,803
				382,958
United Kingdom — 2.4%
AstraZeneca PLC,
Sr. Unsec’d. Notes
4.375%	08/17/48		50	47,384
6.450%	09/15/37		140	163,595
Aviva PLC,
Sub. Notes
6.125%(ff)	11/14/36	GBP	60	73,617
Barclays PLC,
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	195	156,582
2.279%(ff)	11/24/27		200	175,770
7.437%(ff)	11/02/33		200	219,555
Sr. Unsec’d. Notes, EMTN
3.375%(ff)	04/02/25	EUR	148	159,028
BP Capital Markets PLC,
Gtd. Notes
1.104%	11/15/34	EUR	100	78,340
3.250%(ff)	03/22/26(oo)	EUR	175	174,996
British Telecommunications PLC,
Gtd. Notes, EMTN
1.125%	09/12/29	EUR	100	91,904
Centrica PLC,
Sr. Unsec’d. Notes, EMTN
4.375%	03/13/29	GBP	170	196,806
CK Hutchison Group Telecom Finance SA,
Gtd. Notes
1.125%	10/17/28	EUR	235	213,563
Diageo Capital PLC,
Gtd. Notes
5.300%	10/24/27		390	404,849
Direct Line Insurance Group PLC,
Jr. Sub. Notes
4.750%(ff)	12/07/27(oo)	GBP	238	210,873
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	261	239,078
6.450%	12/10/31	GBP	100	131,117
HSBC Holdings PLC,
Sr. Unsec’d. Notes
0.641%(ff)	09/24/29	EUR	175	155,892
5.210%(ff)	08/11/28		200	197,378
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
6.161%(ff)	03/09/29		200	$205,628
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
5.871%(ff)	03/06/29		232	233,334
Motion Finco Sarl,
Sr. Sec’d. Notes
7.000%	05/15/25	EUR	110	120,559
National Gas Transmission PLC,
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	100	82,557
National Grid Electricity Distribution East Midlands PLC,
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	100	106,343
National Grid PLC,
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	300	268,605
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 1.290%
6.021%(c)	02/16/28		200	191,001
NatWest Group PLC,
Jr. Sub. Notes
5.125%(ff)	05/12/27(oo)	GBP	340	334,659
8.000%(ff)	08/10/25(oo)		200	197,880
Sr. Unsec’d. Notes
7.472%(ff)	11/10/26		220	229,583
Sub. Notes
3.622%(ff)	08/14/30	GBP	340	387,687
New England Power Co.,
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		87	58,518
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25		214	202,139
1.532%(ff)	08/21/26		214	191,850
6.833%(ff)	11/21/26		445	450,139
Severn Trent Utilities Finance PLC,
Gtd. Notes, EMTN
4.625%	11/30/34	GBP	160	185,968
Standard Chartered PLC,
Jr. Sub. Notes, 144A, 3 Month LIBOR + 1.510%
6.312%(c)	01/30/27(a)(oo)		200	168,310
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		319	279,883
6.170%(ff)	01/09/27		200	200,150
Stonegate Pub Co. Financing PLC,
Sr. Sec’d. Notes
8.250%	07/31/25	GBP	100	114,909
Thames Water Utilities Finance PLC,
Sr. Sec’d. Notes, EMTN
6.750%	11/16/28	GBP	100	131,504
Virgin Money UK PLC,
Jr. Sub. Notes
9.250%(ff)	06/08/24(oo)	GBP	200	229,620
Vodafone Group PLC,
Jr. Sub. Notes
4.125%(ff)	06/04/81		50	39,366

A8

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Sr. Unsec’d. Notes
3.750%	01/16/24		475	$469,723
				8,170,242
United States — 13.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.600%	11/21/24		263	253,804
4.050%	11/21/39		61	54,441
4.250%	11/21/49		244	215,264
4.500%	05/14/35		75	72,713
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	07/03/23		327	325,333
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.125%	05/01/24		40	39,198
4.400%	09/25/23		120	118,273
5.000%	04/01/23		8	8,000
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.250%	03/30/33		60	60,630
Ally Financial, Inc.,
Sr. Unsec’d. Notes
7.100%	11/15/27		75	76,203
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	103	95,141
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52		40	35,495
Ameren Illinois Co.,
First Mortgage
5.900%	12/01/52		65	72,707
American Medical Systems Europe BV,
Gtd. Notes
0.750%	03/08/25	EUR	250	256,534
American Tower Corp.,
Sr. Unsec’d. Notes
0.500%	01/15/28	EUR	190	171,710
3.000%	06/15/23		425	422,806
4.400%	02/15/26		57	56,188
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.300%	06/01/31		105	88,764
2.800%	05/01/30		87	77,461
3.250%	06/01/51		53	38,862
3.450%	05/01/50		14	10,657
4.200%	09/01/48		50	42,772
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33		185	177,348
4.200%	02/22/52		20	16,985
4.400%	02/22/62		136	114,801
4.875%	03/01/53		95	89,003
5.150%	03/02/28		350	357,427
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
5.250%	03/02/30		230	$234,996
5.250%	03/02/33		370	380,002
5.600%	03/02/43		35	36,089
5.650%	03/02/53		25	26,018
5.750%	03/02/63		55	57,061
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A
3.000%	09/01/29	EUR	115	92,409
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	102	99,570
2.550%	12/01/33		335	269,479
3.500%	06/01/41		90	71,039
3.500%	09/15/53		70	50,832
3.550%	09/15/55		6	4,310
3.650%	09/15/59		53	37,869
4.750%	05/15/46		50	45,003
5.200%	11/18/33	GBP	100	122,250
5.539%	02/20/26		245	245,630
AutoNation, Inc.,
Gtd. Notes
3.800%	11/15/27		56	51,788
Sr. Unsec’d. Notes
3.850%	03/01/32		8	6,817
4.750%	06/01/30		71	66,915
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26		82	72,893
1.950%	09/20/26		63	54,527
3.500%	11/01/27		23	20,513
4.125%	08/01/25		5	4,756
4.375%	01/30/24		33	32,446
4.875%	10/01/25		14	13,499
5.500%	12/15/24		91	89,947
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		10	9,108
Bank of America Corp.,
Sr. Unsec’d. Notes
4.571%(ff)	04/27/33		194	184,557
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		195	169,585
2.972%(ff)	02/04/33		408	343,856
3.194%(ff)	07/23/30		223	198,093
3.559%(ff)	04/23/27		86	81,967
4.271%(ff)	07/23/29		104	100,097
4.827%(ff)	07/22/26		165	163,025
Sub. Notes
2.482%(ff)	09/21/36		95	71,966
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN
5.224%(ff)	11/21/25		250	250,593
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23		150	145,646

A9

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24		159	$156,076
Berry Global, Inc.,
Sr. Sec’d. Notes
1.500%	01/15/27	EUR	100	96,401
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24		675	652,402
2.196%	02/04/26		149	138,214
3.250%	02/01/35		19	15,497
3.375%	06/15/46		15	10,640
3.625%	02/01/31		50	45,695
5.150%	05/01/30		107	107,679
5.705%	05/01/40		25	25,221
5.805%	05/01/50		145	145,788
5.930%	05/01/60		60	59,977
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		72	57,826
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/29	EUR	285	317,526
4.500%	11/15/31	EUR	630	708,594
4.625%	04/13/30		50	49,942
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		137	121,400
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	165	156,536
2.650%	06/01/30		26	22,977
BP Capital Markets America, Inc.,
Gtd. Notes
2.939%	06/04/51		8	5,550
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		45	32,423
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		55	50,545
Gtd. Notes, 144A
1.950%	02/15/28		122	106,021
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		333	256,628
3.469%	04/15/34		64	52,588
4.150%	04/15/32		40	36,471
4.926%	05/15/37		50	45,366
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	10/11/32		150	154,880
Carnival Corp.,
Sr. Sec’d. Notes, 144A
4.000%	08/01/28		114	97,826
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Carnival PLC,
Gtd. Notes
1.000%	10/28/29	EUR	167	$91,924
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		85	76,789
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)		179	147,125
Sr. Unsec’d. Notes, SOFR Index + 0.520%
5.243%(c)	05/13/26(a)		159	152,422
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24		135	133,592
4.800%	03/01/50		129	98,135
4.908%	07/23/25		41	40,548
5.125%	07/01/49		76	60,024
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26		370	372,210
Citigroup, Inc.,
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		19	16,649
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)		148	121,016
Sr. Unsec’d. Notes
0.776%(ff)	10/30/24		274	266,322
3.057%(ff)	01/25/33		40	33,944
3.106%(ff)	04/08/26		234	223,743
3.980%(ff)	03/20/30		43	40,156
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		145	134,890
Sub. Notes
3.500%	05/15/23		14	13,974
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25		55	56,217
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		270	230,347
3.910%	10/01/50		1	773
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		50	35,995
6.150%	11/15/52		70	78,855
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		100	83,964
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes, Series A
0.650%	12/01/23		800	776,372
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
4.750%	05/09/32		100	98,818

A10

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		75	$43,888
3.600%	08/15/32		35	32,397
4.200%	09/01/52		90	78,904
Continental Resources, Inc.,
Gtd. Notes, 144A
5.750%	01/15/31		140	134,355
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		85	81,753
3.900%	04/05/32		23	19,896
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38		125	119,100
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27		100	101,370
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
6.020%	06/15/26		145	148,824
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		152	154,441
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39		60	50,122
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	100	75,985
Digital Euro Finco LLC,
Gtd. Notes
2.500%	01/16/26	EUR	127	128,421
Discover Financial Services,
Sr. Unsec’d. Notes
6.700%	11/29/32		62	63,990
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		175	162,728
5.200%	09/20/47		56	46,157
5.300%	05/15/49		80	66,735
DISH DBS Corp.,
Sr. Sec’d. Notes, 144A
5.250%	12/01/26		87	69,507
5.750%	12/01/28		134	100,050
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		94	92,194
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		80	77,849
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		65	63,727
4.500%	08/15/32		95	91,805
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Duke Energy Ohio, Inc.,
First Mortgage
5.250%	04/01/33		15	$15,440
5.650%	04/01/53		5	5,244
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25		135	134,893
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		65	62,643
4.700%	08/23/52		75	72,147
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51		10	6,642
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/27/26		420	423,618
Energy Transfer LP,
Sr. Unsec’d. Notes
5.500%	06/01/27		41	41,507
Entegris Escrow Corp.,
Sr. Sec’d. Notes, 144A
4.750%	04/15/29		177	167,040
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29(a)		142	129,975
3.750%	02/15/25		41	40,343
EQT Corp.,
Sr. Unsec’d. Notes
5.700%	04/01/28		43	43,101
6.125%	02/01/25		30	30,184
Sr. Unsec’d. Notes, 144A
3.625%	05/15/31		56	48,561
Essential Properties LP,
Gtd. Notes
2.950%	07/15/31		151	111,458
Exelon Corp.,
Sr. Unsec’d. Notes
3.350%	03/15/32		335	299,569
Expedia Group, Inc.,
Gtd. Notes
3.250%	02/15/30		50	43,380
FedEx Corp.,
Gtd. Notes
0.450%	05/04/29	EUR	123	107,306
Florida Power & Light Co.,
First Mortgage
5.300%	04/01/53		45	47,795
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.810%	01/09/24		200	195,868
Sr. Unsec’d. Notes, EMTN
3.250%	09/15/25	EUR	109	113,154
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30		114	108,170

A11

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
GE HealthCare Technologies, Inc.,
Gtd. Notes, 144A
5.550%	11/15/24		245	$246,481
5.905%	11/22/32		102	108,440
General Electric Co.,
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32		53	60,175
General Mills, Inc.,
Sr. Unsec’d. Notes
4.950%	03/29/33		35	35,518
General Motors Financial Co., Inc.,
Gtd. Notes
3.850%	01/05/28		50	46,821
Sr. Unsec’d. Notes
0.600%	05/20/27	EUR	215	201,097
1.500%	06/10/26		277	246,697
4.300%	04/06/29		100	93,172
5.000%	04/09/27		100	98,898
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		32	23,580
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	280	302,918
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32		112	91,445
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		109	90,570
Sr. Unsec’d. Notes
2.615%(ff)	04/22/32		45	37,484
3.102%(ff)	02/24/33		270	231,407
3.375%	03/27/25	EUR	601	646,689
3.850%	01/26/27		235	226,889
4.482%(ff)	08/23/28		165	161,423
Sr. Unsec’d. Notes, EMTN
3.625%(ff)	10/29/29	GBP	145	161,014
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.050%	02/14/27		283	253,763
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		50	37,984
HCA, Inc.,
Gtd. Notes
5.250%	04/15/25		64	64,190
5.375%	02/01/25		174	174,057
5.875%	02/01/29		125	127,679
Gtd. Notes, 144A
3.625%	03/15/32		285	250,664
4.625%	03/15/52		85	70,620
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		177	172,649
7.300%	08/15/31		50	55,657
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23		81	$80,516
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		175	159,753
3.300%	04/15/40		45	37,455
4.500%	09/15/32		50	50,326
4.950%	09/15/52		45	44,978
Honeywell International, Inc.,
Sr. Unsec’d. Notes
4.125%	11/02/34	EUR	240	263,355
HP, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/33		165	163,483
Humana, Inc.,
Sr. Unsec’d. Notes
5.875%	03/01/33		105	112,980
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.650%	09/17/26		400	354,395
Intel Corp.,
Sr. Unsec’d. Notes
4.150%	08/05/32		25	24,114
4.875%	02/10/26		175	177,279
5.050%	08/05/62		124	114,836
5.200%	02/10/33		130	132,209
5.625%	02/10/43		50	51,219
5.700%	02/10/53		180	183,382
5.900%	02/10/63		120	123,394
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/50		73	51,551
3.750%	09/21/28		100	96,139
4.600%	03/15/33		105	104,142
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25		70	62,677
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		25	25,134
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
4.900%	12/01/32		25	25,363
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	300	337,667
2.580%(ff)	04/22/32		135	113,715
2.963%(ff)	01/25/33		60	51,358
3.702%(ff)	05/06/30		55	51,171
4.452%(ff)	12/05/29		142	137,944
4.851%(ff)	07/25/28		165	164,735
4.912%(ff)	07/25/33		285	283,368
Sr. Unsec’d. Notes, EMTN
1.090%(ff)	03/11/27	EUR	100	99,571

A12

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
JPMorgan Chase Bank, NA,
Unsec’d. Notes, 144A, MTN
7.000%	05/17/27	IDR	2,772,000	$188,719
Kenvue, Inc.,
Gtd. Notes, 144A
4.900%	03/22/33		25	25,821
5.100%	03/22/43		25	25,794
KLA Corp.,
Sr. Unsec’d. Notes
5.250%	07/15/62		148	149,698
Kraft Heinz Foods Co.,
Gtd. Notes
3.875%	05/15/27		107	104,443
Kyndryl Holdings, Inc.,
Sr. Unsec’d. Notes
2.050%	10/15/26		211	184,421
Lear Corp.,
Sr. Unsec’d. Notes
3.500%	05/30/30		13	11,467
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		150	152,418
5.100%	11/15/27		535	555,513
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52		100	82,216
5.150%	07/01/33		150	151,416
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34		205	189,682
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29		50	49,537
5.000%	10/15/27		70	70,160
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		50	48,517
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		3	2,461
MasTec, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28		145	133,176
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		232	201,440
Medtronic Global Holdings SCA,
Gtd. Notes
0.250%	07/02/25	EUR	100	101,105
4.250%	03/30/28		125	124,801
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		10	7,080
Microchip Technology, Inc.,
Sr. Unsec’d. Notes
4.333%	06/01/23		625	623,523
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		97	$72,753
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	205	204,432
Morgan Stanley,
Sr. Unsec’d. Notes
3.620%(ff)	04/17/25		155	152,135
4.656%(ff)	03/02/29	EUR	130	143,247
4.813%(ff)	10/25/28	EUR	155	171,562
5.789%(ff)	11/18/33	GBP	135	169,284
6.342%(ff)	10/18/33		180	196,791
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31		268	245,351
Sub. Notes
2.484%(ff)	09/16/36		225	170,162
5.948%(ff)	01/19/38		50	49,610
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		139	134,790
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.692%	06/05/28	GBP	145	117,355
4.625%	08/01/29		109	80,519
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		65	87,393
Newmont Corp.,
Gtd. Notes
2.600%	07/15/32		75	62,683
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		60	53,361
6.051%	03/01/25		41	41,719
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
2.759%	01/10/32		32	26,410
5.783%	09/16/52		100	103,650
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26		53	45,841
2.450%	09/15/28		75	60,792
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		103	72,329
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25		234	226,837
4.950%	03/15/53		60	59,734
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		153	131,823
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	03/15/33		120	124,720

A13

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
NSTAR Electric Co.,
Sr. Unsec’d. Notes
4.950%	09/15/52	120	$119,022
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
8.875%	07/15/30	75	87,138
Office Properties Income Trust,
Sr. Unsec’d. Notes
3.450%	10/15/31	70	38,860
Omega Healthcare Investors, Inc.,
Gtd. Notes
3.250%	04/15/33	120	87,613
3.625%	10/01/29	22	18,471
ONE Gas, Inc.,
Sr. Unsec’d. Notes
1.100%	03/11/24	109	104,699
ONEOK, Inc.,
Gtd. Notes
5.200%	07/15/48	5	4,320
6.100%	11/15/32	110	113,920
6.350%	01/15/31	185	193,258
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	775	764,733
2.875%	03/25/31	175	149,754
3.950%	03/25/51	100	75,124
4.500%	05/06/28	130	128,470
4.900%	02/06/33	50	48,964
5.550%	02/06/53	75	71,383
6.150%	11/09/29	40	42,613
6.250%	11/09/32	110	118,072
6.900%	11/09/52	245	274,628
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34	80	80,792
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.900%	11/08/24	125	118,034
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31	41	33,183
3.000%	06/15/28	88	78,218
3.300%	08/01/40	95	67,265
4.950%	07/01/50	75	61,764
6.150%	01/15/33	223	228,867
6.700%	04/01/53	30	30,892
6.750%	01/15/53	40	41,367
Sr. Sec’d. Notes
3.250%	06/01/31	85	72,228
Paramount Global,
Sr. Unsec’d. Notes
4.200%	05/19/32(a)	227	195,015
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	02/18/28	100	98,104
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.625%	11/17/29		50	$52,259
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes, Series O, 3 Month LIBOR + 3.678%
8.492%(c)	05/01/23(oo)		26	25,755
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		113	94,178
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		100	82,822
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
6.000%	05/20/53		110	125,008
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		110	92,374
5.375%	02/27/53		70	73,699
Realty Income Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/25		174	171,794
Roche Holdings, Inc.,
Gtd. Notes, 144A
1.930%	12/13/28		240	211,466
S&P Global, Inc.,
Gtd. Notes
2.450%	03/01/27		170	159,743
2.700%	03/01/29		200	181,976
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25		174	175,092
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.490%(ff)	01/06/28		135	116,774
6.499%(ff)	03/09/29		104	103,935
Schneider Electric SE,
Sr. Unsec’d. Notes, EMTN
1.500%	01/15/28	EUR	100	100,175
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		110	106,550
3.700%	04/01/29		10	9,292
SLM Corp.,
Sr. Unsec’d. Notes
4.200%	10/29/25		158	142,250
Southern California Edison Co.,
First Mortgage
5.850%	11/01/27		70	73,756
5.950%	11/01/32		50	54,153
Southern California Gas Co.,
First Mortgage
6.350%	11/15/52		95	109,384
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47		60	51,264

A14

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		74	$66,622
Starbucks Corp.,
Sr. Unsec’d. Notes
3.000%	02/14/32		100	88,655
4.800%	02/15/33		50	50,354
Synchrony Financial,
Sr. Unsec’d. Notes
2.875%	10/28/31(a)		192	136,868
Targa Resources Corp.,
Gtd. Notes
6.500%	02/15/53		120	122,849
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.875%	02/01/31		125	117,834
6.875%	01/15/29		100	102,337
Teledyne Technologies, Inc.,
Sr. Unsec’d. Notes
0.950%	04/01/24		161	154,338
Terraform Global Operating LP,
Gtd. Notes, 144A
6.125%	03/01/26		20	19,023
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.650%	11/21/34	EUR	310	333,224
4.950%	11/21/32		50	51,876
T-Mobile USA, Inc.,
Gtd. Notes
2.700%	03/15/32		50	42,109
3.000%	02/15/41		110	81,447
3.375%	04/15/29		240	218,793
3.500%	04/15/25		64	62,229
3.750%	04/15/27		157	150,972
4.750%	02/01/28		50	49,441
4.950%	03/15/28		110	111,042
5.200%	01/15/33		175	178,107
5.650%	01/15/53		25	25,610
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		92	66,744
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30		21	16,945
5.122%(ff)	01/26/34		58	56,498
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50		35	24,833
3.500%	08/15/39		55	46,904
4.000%	05/15/29		90	88,066
4.200%	05/15/32		100	97,863
4.250%	01/15/29		225	223,360
4.375%	03/15/42		5	4,626
4.750%	07/15/45		17	16,743
4.750%	05/15/52		20	19,490
5.200%	04/15/63		30	30,405
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
5.250%	02/15/28		130	$135,444
5.350%	02/15/33		200	212,554
5.875%	02/15/53		81	91,044
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		125	89,558
VF Corp.,
Sr. Unsec’d. Notes, EMTN
4.125%	03/07/26	EUR	110	119,778
4.250%	03/07/29	EUR	110	119,083
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		110	104,217
4.625%	12/01/29		125	114,845
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29	EUR	100	100,347
Voya Financial, Inc.,
Gtd. Notes
5.650%(ff)	05/15/53		224	215,710
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
0.950%	11/17/23		225	218,643
Warnermedia Holdings, Inc.,
Gtd. Notes
6.412%	03/15/26		190	190,921
Gtd. Notes, 144A
3.638%	03/15/25		145	140,293
3.755%	03/15/27		270	254,361
4.054%	03/15/29		50	46,497
4.279%	03/15/32		300	267,684
5.050%	03/15/42		105	87,796
5.141%	03/15/52		125	101,410
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	231	236,678
Sr. Unsec’d. Notes, MTN
4.897%(ff)	07/25/33		22	21,459
Western Digital Corp.,
Sr. Unsec’d. Notes
2.850%	02/01/29		98	79,789
3.100%	02/01/32		131	98,936
Western Midstream Operating LP,
Sr. Unsec’d. Notes
6.150%	04/01/33		40	40,550
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		12	10,883
3.750%	06/15/27		78	74,889
4.500%	11/15/23		752	747,959
4.550%	06/24/24		160	158,840
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		40	30,736
				45,629,862

A15

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Venezuela — 0.2%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27(d)	1,800	$81,000
6.000%	10/28/22(d)	11,730	469,200
			550,200

Total Corporate Bonds (cost $109,391,685)			96,882,159
Municipal Bonds — 0.2%
California — 0.1%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31	105	114,561
6.548%	05/15/48	60	70,972
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	175	155,160
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	170	141,969
			482,662
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	135	141,376
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	35	37,966
			179,342

Total Municipal Bonds (cost $764,647)			662,004
Residential Mortgage-Backed Securities — 1.5%
United States
Alternative Loan Trust,
Series 2005-50CB, Class 1A1
5.500%	11/25/35	18	14,574
Series 2007-16CB, Class 1A2, 1 Month LIBOR + 0.400% (Cap 6.000%, Floor 0.400%)
5.245%(c)	08/25/37	44	28,499
Bellemeade Re Ltd.,
Series 2019-03A, Class M1C, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
6.795%(c)	07/25/29	183	182,404
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
7.345%(c)	10/25/29	136	136,816
Series 2021-02A, Class M1B, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)
6.060%(c)	06/25/31	224	219,835
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
5.560%(c)	09/25/31	181	175,541
Citigroup Mortgage Loan Trust,
Series 2007-AR05, Class 1A2A
4.133%(cc)	04/25/37	33	28,605
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
7.245%(c)	04/25/31	6	$6,512
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
7.145%(c)	08/25/31	7	6,575
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
6.995%(c)	09/25/31	7	6,949
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
6.945%(c)	10/25/39	5	4,842
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
6.895%(c)	01/25/40	37	36,724
Series 2020-R02, Class 2M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
6.845%(c)	01/25/40	50	50,037
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
7.560%(c)	01/25/42	256	242,862
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
6.968%(c)	12/25/42	138	138,441
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
6.868%(c)	01/25/43	196	196,289
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
9.845%(c)	11/25/24	6	6,262
Series 2015-C02, Class 1M2, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)
8.845%(c)	05/25/25	14	14,974
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
9.845%(c)	07/25/25	15	15,455
Series 2015-C04, Class 2M2, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
10.395%(c)	04/25/28	55	57,361
Series 2016-C01, Class 1M2, 1 Month LIBOR + 6.750% (Cap N/A, Floor 0.000%)
11.595%(c)	08/25/28	26	27,352
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950% (Cap N/A, Floor 0.000%)
11.795%(c)	08/25/28	12	12,501
Series 2016-C02, Class 1M2, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
10.845%(c)	09/25/28	34	35,561
Series 2018-C01, Class 1B1, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
8.395%(c)	07/25/30	25	25,677

A16

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.560%(c)	11/25/41	148	$137,521
Fannie Mae REMIC,
Series 2012-88, Class SB, IO, 1 Month LIBOR + 6.670% (Cap 6.670%, Floor 0.000%)
1.825%(c)	07/25/42	39	3,596
Series 2016-01, Class SJ, IO, 1 Month LIBOR + 6.150% (Cap 6.150%, Floor 0.000%)
1.305%(c)	02/25/46	42	5,139
Series 2020-49, Class IO, IO
4.000%	07/25/50	53	10,192
Series 2020-49, Class KS, IO, 1 Month LIBOR + 6.100% (Cap 6.100%, Floor 0.000%)
1.255%(c)	07/25/50	1,759	205,922
Series 2020-62, Class GI, IO
4.000%	06/25/48	1,400	265,761
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
8.145%(c)	10/25/27	41	41,450
Series 2016-DNA04, Class M3, 1 Month LIBOR + 3.800% (Cap N/A, Floor 0.000%)
8.645%(c)	03/25/29	200	208,195
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
7.160%(c)	11/25/50	34	34,080
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
6.545%(c)	01/25/50	6	5,597
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
6.695%(c)	02/25/50	87	86,697
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
10.845%(c)	08/25/50	211	227,752
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
9.360%(c)	10/25/50	212	223,371
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
10.095%(c)	09/25/50	132	138,409
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.210%(c)	01/25/34	196	192,118
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
6.360%(c)	11/25/41	339	322,488
Series 2021-HQA04, Class M1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)
5.510%(c)	12/25/41	231	222,361
Series 2023-DNA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.658%(c)	03/25/43	108	107,940
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA03, Class M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
6.895%(c)	07/25/49	12	$12,508
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
6.795%(c)	10/25/49	3	3,214
Freddie Mac REMIC,
Series 3933, Class SK, IO, 1 Month LIBOR + 5.950% (Cap 5.950%, Floor 0.000%)
1.266%(c)	10/15/41	170	14,958
Series 4059, Class SP, IO, 1 Month LIBOR + 6.550% (Cap 6.550%, Floor 0.000%)
1.866%(c)	06/15/42	54	6,840
Series 4314, Class SE, IO, 1 Month LIBOR + 6.050% (Cap 6.050%, Floor 0.000%)
1.366%(c)	03/15/44	54	5,826
Series 4473, Class AS, IO, 1 Month LIBOR + 5.600% (Cap 5.600%, Floor 0.000%)
0.916%(c)	05/15/45	45	3,751
Series 4583, Class ST, IO, 1 Month LIBOR + 6.000% (Cap 6.000%, Floor 0.000%)
1.316%(c)	05/15/46	94	9,456
Series 5020, Class IH, IO
3.000%	08/25/50	159	25,186
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.560%(c)	04/25/42	80	79,708
Government National Mortgage Assoc.,
Series 2010-09, Class XD, IO, 1 Month LIBOR + 6.600% (Cap 6.600%, Floor 0.000%)
1.872%(c)	01/16/40	55	6,946
Series 2013-124, Class CS, IO, 1 Month LIBOR + 6.050% (Cap 6.050%, Floor 0.000%)
1.289%(c)	08/20/43	99	10,303
Series 2015-111, Class IM, IO
4.000%	08/20/45	50	7,227
Series 2015-111, Class IW, IO
4.000%	06/20/45	120	12,552
Series 2015-111, Class SM, IO, 1 Month LIBOR + 6.200% (Cap 6.200%, Floor 0.000%)
1.439%(c)	08/20/45	45	4,811
Series 2015-144, Class QS, IO, 1 Month LIBOR + 5.700% (Cap 5.700%, Floor 0.000%)
0.939%(c)	10/20/45	40	3,244
Series 2016-01, Class ST, IO, 1 Month LIBOR + 6.200% (Cap 6.200%, Floor 0.000%)
1.439%(c)	01/20/46	41	4,437
Series 2016-027, Class IA, IO
4.000%	06/20/45	84	9,897
Series 2016-088, Class S, IO, 1 Month LIBOR + 6.200% (Cap 6.200%, Floor 0.000%)
1.439%(c)	01/20/46	278	29,959

A17

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2018-067, Class PS, IO, 1 Month LIBOR + 6.200% (Cap 6.200%, Floor 0.000%)
1.439%(c)	05/20/48	37	$3,775
Series 2019-006, Class SA, IO, 1 Month LIBOR + 6.050% (Cap 6.050%, Floor 0.000%)
1.289%(c)	01/20/49	41	3,894
Series 2019-078, Class SE, IO, 1 Month LIBOR + 6.100% (Cap 6.100%, Floor 0.000%)
1.339%(c)	06/20/49	52	4,568
Series 2019-151, Class NI, IO
3.500%	10/20/49	145	21,263
Series 2019-153, Class EI, IO
4.000%	12/20/49	98	16,698
Series 2020-061, Class SF, IO, 1 Month LIBOR + 6.440% (Cap 6.440%, Floor 0.000%)
1.679%(c)	07/20/43	127	12,548
Series 2020-061, Class SW, IO, 1 Month LIBOR + 6.050% (Cap 6.050%, Floor 0.000%)
1.289%(c)	08/20/49	153	16,125
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.440%)
5.285%(c)	06/25/45	80	72,482
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR08, Class A3A, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
5.305%(c)	07/25/46	15	16,164
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH01, Class M2, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
9.095%(c)	11/25/24	15	14,499
JPMorgan Mortgage Trust,
Series 2021-LTV02, Class A1, 144A
2.520%(cc)	05/25/52	230	187,471
Mill City Mortgage Loan Trust,
Series 2017-02, Class A3, 144A
3.147%(cc)	07/25/59	29	27,172
Series 2019-GS02, Class A1, 144A
2.750%(cc)	08/25/59	49	46,760
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
7.602%(c)	05/27/23	93	90,470
Series 2019-03R, Class A, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 2.700%)
8.552%(c)	11/27/31	35	33,571
Residential Accredit Loans Trust,
Series 2006-QO10, Class A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
5.165%(c)	01/25/37	56	46,094
Series 2007-QA05, Class 2A1
6.016%(cc)	09/25/37	65	45,765
Series 2007-QH08, Class A
3.677%(cc)	10/25/37	49	41,161
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
5.165%(c)	10/25/35		38	$33,720
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
4.638%(c)	09/25/46		61	54,941

Total Residential Mortgage-Backed Securities (cost $5,652,668)				5,149,201
Sovereign Bonds — 29.5%
Australia — 1.0%
Australia Government Bond,
Bonds, Series 165
1.750%	11/21/32	AUD	286	166,897
Sr. Unsec’d. Notes, Series 145
2.750%	06/21/35	AUD	456	284,234
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	140	81,754
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	743	474,552
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	166	103,516
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	1,464	630,617
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	403	247,764
New South Wales Treasury Corp.,
Local Gov’t. Gtd. Notes
2.000%	03/08/33	AUD	1,575	872,515
Queensland Treasury Corp.,
Local Gov’t. Gtd. Notes
2.500%	03/06/29	AUD	661	416,577
Local Gov’t. Gtd. Notes, 144A
4.500%	08/22/35	AUD	120	82,297
				3,360,723
Austria — 0.7%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.000%	02/20/30	EUR	182	162,312
0.750%	10/20/26	EUR	214	216,510
0.850%	06/30/2120	EUR	89	39,682
0.900%	02/20/32	EUR	1,569	1,436,913
1.850%	05/23/49	EUR	143	121,472
2.100%	09/20/2117	EUR	59	46,790
2.400%	05/23/34	EUR	250	255,546
				2,279,225
Belgium — 0.7%
Kingdom of Belgium Government Bond,
Bonds, 144A, Series 98
3.300%	06/22/54	EUR	59	62,652

A18

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Belgium (cont’d.)
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	268	$327,617
Sr. Unsec’d. Notes, Series 76, 144A
1.900%	06/22/38	EUR	306	279,319
Sr. Unsec’d. Notes, Series 84, 144A
1.450%	06/22/37	EUR	74	64,415
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	198	190,473
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	890	767,712
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	108	74,232
Sr. Unsec’d. Notes, Series 96, 144A
2.750%	04/22/39	EUR	415	421,628
				2,188,048
Brazil — 0.2%
Brazil Notas do Tesouro Nacional,
Notes, Series NTNF
10.000%	01/01/29	BRL	2,947	523,939
10.000%	01/01/31	BRL	1,705	294,364
				818,303
Bulgaria — 0.0%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	65	68,906
Canada — 2.2%
Canadian Government Bond,
Bonds
0.250%	04/01/24	CAD	341	242,619
0.250%	03/01/26	CAD	922	623,915
0.500%	12/01/30	CAD	151	93,646
2.000%	12/01/51	CAD	214	126,584
2.750%	08/01/24	CAD	1,089	792,373
2.750%	12/01/48	CAD	3	2,098
3.500%	12/01/45	CAD	129	101,600
Bonds, Series 000D
1.750%	12/01/53	CAD	640	353,314
Bonds, Series 0116
3.750%	02/01/25	CAD	610	451,372
Unsec’d. Notes
2.250%	12/01/29	CAD	320	227,823
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	296	211,510
Province of British Columbia,
Debentures
4.700%	06/18/37	CAD	119	94,737
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	80	46,324
Province of Ontario,
Notes
4.650%	06/02/41	CAD	281	222,731
Sr. Unsec’d. Notes
2.500%	04/27/26		243	231,935
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Canada (cont’d.)
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	1,511	$1,602,809
Unsec’d. Notes
2.150%	06/02/31	CAD	300	200,125
2.700%	06/02/29	CAD	421	298,390
3.450%	06/02/45	CAD	500	335,044
Province of Quebec,
Sr. Unsec’d. Notes
0.875%	05/04/27	EUR	257	253,924
2.750%	04/12/27		234	223,700
3.650%	05/20/32	CAD	176	130,758
Unsec’d. Notes
2.750%	09/01/27	CAD	350	252,384
3.100%	12/01/51	CAD	70	43,701
3.500%	12/01/45	CAD	212	142,696
				7,306,112
Chile — 0.0%
Bonos de la Tesoreria de la Republica en pesos,
Unsec’d. Notes, 144A
4.700%	09/01/30	CLP	75,000	90,877
Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
4.500%	03/15/29		200	176,475
Colombian TES,
Bonds, Series B
5.750%	11/03/27	COP	703,000	121,884
7.250%	10/18/34	COP	333,300	51,678
				350,037
Croatia — 0.0%
Croatia Government International Bond,
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	150	139,423
Czech Republic — 0.1%
Czech Republic Government Bond,
Bonds, Series 078
2.500%	08/25/28	CZK	5,070	208,644
Bonds, Series 103
2.000%	10/13/33	CZK	2,650	96,056
				304,700
Denmark — 0.1%
Denmark Government Bond,
Bonds
1.750%	11/15/25	DKK	1,954	276,924
4.500%	11/15/39	DKK	944	170,969
				447,893
Dominican Republic — 0.1%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
4.875%	09/23/32		180	152,640

A19

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ecuador — 0.0%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
6.606%(s)	07/31/30		4	$1,196
Finland — 0.1%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	109	73,252
0.875%	09/15/25	EUR	180	186,484
1.500%	09/15/32	EUR	220	211,561
				471,297
France — 1.8%
Caisse d’Amortissement de la Dette Sociale,
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	1,100	1,172,471
Unsec’d. Notes, EMTN
1.750%	11/25/27	EUR	700	717,641
French Republic Government Bond OAT,
Bonds
0.000%	02/25/25	EUR	1,000	1,028,464
0.000%	02/25/26	EUR	72	72,284
0.000%	02/25/27	EUR	1,232	1,206,475
0.000%	11/25/31	EUR	705	605,323
0.750%	05/25/52	EUR	525	311,042
2.000%	11/25/32	EUR	357	360,698
3.250%	05/25/45	EUR	53	57,941
4.500%	04/25/41	EUR	467	597,310
				6,129,649
Germany — 1.8%
Bundesobligation,
Bonds, Series 182
0.000%	10/10/25	EUR	1,500	1,525,898
Bundesrepublik Deutschland Bundesanleihe,
Bonds
0.000%	08/15/29	EUR	805	756,327
0.000%	08/15/30	EUR	310	285,602
0.000%	08/15/31	EUR	321	289,046
0.000%	05/15/36	EUR	115	91,148
1.700%	08/15/32	EUR	275	284,001
1.800%	08/15/53	EUR	642	610,849
3.250%	07/04/42	EUR	730	888,757
Bonds, Series G
0.000%	08/15/50	EUR	461	270,075
State of North Rhine-Westphalia Germany,
Sr. Unsec’d. Notes, EMTN
2.000%	06/15/32	EUR	765	766,379
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	248	194,770
				5,962,852
Hungary — 0.2%
Hungary Government Bond,
Bonds, Series 25/B
5.500%	06/24/25	HUF	20,120	50,746
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Hungary (cont’d.)
Bonds, Series 30/A
3.000%	08/21/30	HUF	32,730	$65,791
Bonds, Series 32/A
4.750%	11/24/32	HUF	23,360	50,555
Hungary Government International Bond,
Sr. Unsec’d. Notes
6.125%	05/22/28		200	204,750
Sr. Unsec’d. Notes, 144A
6.125%	05/22/28		235	240,581
				612,423
Indonesia — 0.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	236	252,951
3.850%	10/15/30		200	190,350
4.150%	09/20/27		200	196,772
Indonesia Treasury Bond,
Bonds, Series 059
7.000%	05/15/27	IDR	6,897,000	469,550
Bonds, Series 065
6.625%	05/15/33	IDR	3,172,000	208,800
Bonds, Series 087
6.500%	02/15/31	IDR	5,962,000	394,988
Bonds, Series 091
6.375%	04/15/32	IDR	3,544,000	231,082
Bonds, Series FR89
6.875%	08/15/51	IDR	429,000	27,904
Bonds, Series FR93
6.375%	07/15/37	IDR	330,000	21,296
Bonds, Series FR96
7.000%	02/15/33	IDR	720,000	48,713
				2,042,406
Ireland — 0.1%
Ireland Government Bond,
Unsec’d. Notes
0.000%	10/18/31	EUR	97	83,523
0.350%	10/18/32	EUR	50	43,310
1.100%	05/15/29	EUR	218	216,370
1.500%	05/15/50	EUR	48	36,112
				379,315
Israel — 0.1%
Israel Government Bond,
Bonds, Series 0142
5.500%	01/31/42	ILS	200	66,328
Bonds, Series 0327
2.000%	03/31/27	ILS	999	259,369
Bonds, Series 0330
1.000%	03/31/30	ILS	94	21,773
Bonds, Series 0825
1.750%	08/31/25	ILS	317	83,570
				431,040

A20

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Italy — 1.8%
Italy Buoni Poliennali Del Tesoro,
Bonds, Series 31Y
6.000%	05/01/31	EUR	856	$1,067,407
Bonds, Series 50YR, 144A
2.800%	03/01/67	EUR	41	30,882
Sr. Unsec’d. Notes, Series 10Y
4.400%	05/01/33	EUR	179	199,114
Sr. Unsec’d. Notes, Series 10Y, 144A
0.950%	12/01/31	EUR	596	506,968
Sr. Unsec’d. Notes, Series 13Y, 144A
4.000%	04/30/35	EUR	875	926,688
Sr. Unsec’d. Notes, Series 30Y, 144A
2.150%	09/01/52	EUR	500	347,488
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	227	144,081
Sr. Unsec’d. Notes, Series 4Y
0.000%	01/15/24	EUR	604	638,814
Sr. Unsec’d. Notes, Series 5Y
0.000%	04/01/26	EUR	1,818	1,784,371
Sr. Unsec’d. Notes, Series 5Y, 144A
1.850%	07/01/25	EUR	356	374,381
				6,020,194
Japan — 7.3%
Japan Finance Organization for Municipalities,
Sr. Unsec’d. Notes, GMTN
0.050%	02/12/27	EUR	460	439,011
Japan Government Five Year Bond,
Bonds, Series 140
0.100%	06/20/24	JPY	123,950	935,885
Bonds, Series 153
0.005%	06/20/27	JPY	249,000	1,871,986
Bonds, Series 156
0.200%	12/20/27	JPY	60,950	461,364
Japan Government Forty Year Bond,
Bonds, Series 09
0.400%	03/20/56	JPY	93,900	536,181
Bonds, Series 15
1.000%	03/20/62	JPY	108,000	725,068
Japan Government Ten Year Bond,
Bonds, Series 331
0.600%	09/20/23	JPY	343,900	2,599,084
Bonds, Series 335
0.500%	09/20/24	JPY	75,650	574,701
Bonds, Series 337
0.300%	12/20/24	JPY	238,900	1,811,251
Bonds, Series 359
0.100%	06/20/30	JPY	144,000	1,073,952
Bonds, Series 364
0.100%	09/20/31	JPY	245,850	1,815,393
Bonds, Series 369
0.500%	12/20/32	JPY	69,700	533,962
Japan Government Thirty Year Bond,
Bonds, Series 30
2.300%	03/20/39	JPY	101,550	929,543
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan (cont’d.)
Bonds, Series 51
0.300%	06/20/46	JPY	102,750	$641,671
Bonds, Series 56
0.800%	09/20/47	JPY	145,100	1,007,673
Bonds, Series 65
0.400%	12/20/49	JPY	67,450	411,395
Bonds, Series 68
0.600%	09/20/50	JPY	50,500	321,899
Bonds, Series 74
1.000%	03/20/52	JPY	20,300	142,672
Bonds, Series 76
1.400%	09/20/52	JPY	91,300	708,552
Japan Government Twenty Year Bond,
Bonds, Series 145
1.700%	06/20/33	JPY	90,500	765,376
Bonds, Series 157
0.200%	06/20/36	JPY	37,550	265,768
Bonds, Series 159
0.600%	12/20/36	JPY	40,750	302,392
Bonds, Series 162
0.600%	09/20/37	JPY	101,850	750,307
Bonds, Series 171
0.300%	12/20/39	JPY	29,550	201,880
Bonds, Series 181
0.900%	06/20/42	JPY	126,350	932,783
Bonds, Series 182
1.100%	09/20/42	JPY	114,000	870,022
Bonds, Series 183
1.400%	12/20/42	JPY	133,450	1,069,898
Japan Government Two Year Bond,
Bonds, Series 444
0.005%	01/01/25	JPY	239,150	1,804,227
				24,503,896
Malaysia — 0.4%
Malaysia Government Bond,
Bonds, Series 0222
4.696%	10/15/42	MYR	619	149,060
Bonds, Series 0307
3.502%	05/31/27	MYR	2,599	587,465
Bonds, Series 0310
4.498%	04/15/30	MYR	1,816	427,897
				1,164,422
Mexico — 0.3%
Mexican Bonos,
Bonds, Series M
5.500%	03/04/27	MXN	6,981	341,019
7.500%	05/26/33	MXN	991	50,155
7.750%	05/29/31	MXN	1,085	56,412
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	8,093	442,126
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.250%	04/16/30		200	178,850
				1,068,562

A21

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Netherlands — 0.3%
Netherlands Government Bond,
Bonds, 144A
0.000%	01/15/27	EUR	254	$250,173
0.000%	07/15/31	EUR	77	67,670
0.000%	01/15/38	EUR	976	706,469
0.000%	01/15/52	EUR	144	76,291
				1,100,603
New Zealand — 0.9%
New Zealand Government Bond,
Bonds, Series 0427
4.500%	04/15/27	NZD	470	295,544
Bonds, Series 0433
3.500%	04/14/33	NZD	245	144,278
Bonds, Series 0437
2.750%	04/15/37	NZD	179	93,404
Bonds, Series 0534
4.250%	05/15/34	NZD	703	439,762
Bonds, Series 0551
2.750%	05/15/51	NZD	1,144	528,610
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	2,899	1,510,489
				3,012,087
Norway — 0.0%
Norway Government Bond,
Sr. Unsec’d. Notes, Series 478, 144A
1.500%	02/19/26	NOK	1,526	139,731
Panama — 0.1%
Panama Government International Bond,
Sr. Unsec’d. Notes
6.853%	03/28/54		200	205,125
Peru — 0.0%
Peru Government Bond,
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	270	60,260
Poland — 0.3%
Republic of Poland Government Bond,
Bonds, Series 0428
2.750%	04/25/28	PLN	438	87,713
Bonds, Series 0432
1.750%	04/25/32	PLN	272	44,620
Bonds, Series 0726
2.500%	07/25/26	PLN	961	200,640
Bonds, Series 1033
6.000%	10/25/33	PLN	194	44,764
Republic of Poland Government International Bond,
Bonds
4.875%	10/04/33		335	333,570
Sr. Unsec’d. Notes
5.500%	11/16/27		110	114,506
				825,813
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	116	$94,551
1.950%	06/15/29	EUR	129	133,148
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	239	237,384
				465,083
Romania — 0.2%
Romania Government Bond,
Bonds, Series 10Y
8.250%	09/29/32	RON	325	75,060
Bonds, Series 10YR
6.700%	02/25/32	RON	175	36,726
Romanian Government International Bond,
Bonds, 144A
3.624%	05/26/30	EUR	45	41,238
Sr. Unsec’d. Notes
3.000%	02/14/31		68	55,845
Sr. Unsec’d. Notes, 144A
4.000%	02/14/51		132	91,641
6.625%	02/17/28		50	51,893
7.625%	01/17/53		36	38,599
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	8	6,138
6.625%	09/27/29	EUR	145	159,808
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	14	12,899
3.375%	01/28/50	EUR	47	30,583
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	14	8,901
3.000%	02/27/27		20	18,125
				627,456
Saudi Arabia — 0.2%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		200	164,225
4.750%	01/18/28		335	339,020
4.875%	07/18/33		285	287,191
				790,436
Singapore — 0.2%
Singapore Government Bond,
Bonds
2.750%	07/01/23	SGD	339	253,970
3.500%	03/01/27	SGD	513	392,035
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	99	65,143
				711,148
Slovenia — 0.0%
Slovenia Government Bond,
Bonds, Series RS76
3.125%	08/07/45	EUR	48	48,161

A22

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
South Africa — 0.4%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	7,428	$379,909
Sr. Unsec’d. Notes, Series 2032
8.250%	03/31/32	ZAR	7,420	363,308
Sr. Unsec’d. Notes, Series 2035
8.875%	02/28/35	ZAR	6,105	293,678
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.850%	09/30/29		233	208,535
				1,245,430
South Korea — 2.3%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes
5.000%	01/11/28		200	205,196
Korea Housing Finance Corp.,
Covered Bonds, 144A
3.714%	04/11/27	EUR	179	194,423
Sr. Unsec’d. Notes, 144A
4.625%	02/24/28		200	199,064
Korea Treasury Bond,
Bonds, Series 2506
3.125%	06/10/25	KRW	3,678,420	2,811,654
Bonds, Series 2612
1.500%	12/10/26	KRW	135,280	97,267
Bonds, Series 2703
2.375%	03/10/27	KRW	2,608,560	1,932,763
Bonds, Series 2709
3.125%	09/10/27	KRW	964,540	733,995
Bonds, Series 2912
1.375%	12/10/29	KRW	1,245,160	847,304
Bonds, Series 4412
2.750%	12/10/44	KRW	246,820	170,715
Bonds, Series 4803
2.625%	03/10/48	KRW	132,460	89,275
Bonds, Series 5003
1.500%	03/10/50	KRW	531,230	274,450
				7,556,106
Spain — 1.2%
Spain Government Bond,
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	754	790,344
Sr. Unsec’d. Notes, 144A
0.100%	04/30/31	EUR	504	430,211
0.850%	07/30/37	EUR	143	107,633
1.000%	07/30/42	EUR	336	229,415
1.900%	10/31/52	EUR	239	171,118
2.550%	10/31/32	EUR	1,054	1,076,482
2.900%	10/31/46	EUR	50	47,239
3.450%	07/30/66	EUR	232	230,252
3.900%	07/30/39	EUR	712	787,372
4.200%	01/31/37	EUR	1	1,157
				3,871,223
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Supranational Bank — 0.7%
European Financial Stability Facility,
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	205	$206,072
0.400%	01/26/26	EUR	190	191,586
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	343	283,246
European Stability Mechanism,
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	130	133,826
0.000%	12/15/26	EUR	265	258,085
European Union,
Sr. Unsec’d. Notes, EMTN
0.000%	07/04/35	EUR	239	176,337
0.200%	06/04/36	EUR	237	174,417
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	340	310,397
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.450%	07/04/41	EUR	630	415,899
0.700%	07/06/51	EUR	330	192,191
				2,342,056
Sweden — 0.1%
Sweden Government Bond,
Bonds, Series 1062
0.125%	05/12/31	SEK	4,320	350,749
Switzerland — 0.3%
Swiss Confederation Government Bond,
Bonds
1.500%	04/30/42	CHF	216	243,940
3.250%	06/27/27	CHF	258	306,001
3.500%	04/08/33	CHF	155	206,428
4.000%	04/08/28	CHF	183	227,255
				983,624
Thailand — 0.2%
Thailand Government Bond,
Bonds
2.875%	12/17/28	THB	850	25,898
4.675%	06/29/44	THB	5,071	188,244
Sr. Unsec’d. Notes
1.585%	12/17/35	THB	2,600	67,813
3.450%	06/17/43	THB	1,980	62,590
3.775%	06/25/32	THB	4,051	132,091
4.875%	06/22/29	THB	5,176	175,066
				651,702
United Kingdom — 2.3%
United Kingdom Gilt,
Bonds
0.625%	07/31/35	GBP	709	613,102
0.875%	10/22/29	GBP	1,095	1,152,685
1.250%	07/31/51	GBP	509	349,534
1.500%	07/22/47	GBP	387	299,738
1.750%	09/07/37	GBP	490	469,682
1.750%	07/22/57	GBP	305	233,033
2.000%	09/07/25	GBP	1,000	1,187,389

A23

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
United Kingdom (cont’d.)
2.500%	07/22/65	GBP	240	$222,504
3.500%	07/22/68	GBP	111	132,199
4.125%	01/29/27	GBP	273	341,033
4.250%	06/07/32	GBP	102	134,207
4.250%	12/07/40	GBP	61	79,231
4.250%	12/07/46	GBP	317	410,628
Unsec’d. Notes
0.875%	01/31/46	GBP	1,042	704,727
1.125%	01/31/39	GBP	928	779,687
1.500%	07/31/53	GBP	426	307,041
3.750%	01/29/38	GBP	334	408,878
				7,825,298
Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31		22	21,868

Total Sovereign Bonds (cost $109,668,707)				99,128,098
U.S. Government Agency Obligations — 13.3%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		97	76,029
2.000%	12/01/35		286	257,749
2.000%	03/01/51		19	16,180
2.000%	08/01/51		213	176,337
2.000%	03/01/52		994	822,815
2.000%	04/01/52		1,982	1,639,231
2.500%	06/01/30		25	23,623
2.500%	07/01/30		11	10,704
2.500%	11/01/35		29	26,770
2.500%	07/01/50		43	37,116
2.500%	11/01/50		79	68,938
2.500%	01/01/51		292	253,846
2.500%	02/01/51		24	21,330
2.500%	03/01/51		60	52,204
2.500%	07/01/51		18	15,487
3.000%	06/01/30		7	6,459
3.000%	07/01/30		37	35,147
3.000%	07/01/30		42	40,044
3.000%	07/01/35		39	36,795
3.000%	09/01/35		24	22,279
3.000%	01/01/37		16	14,560
3.000%	02/01/37		24	22,949
3.000%	05/01/45		28	25,848
3.000%	08/01/46		71	65,362
3.000%	09/01/46		120	110,507
3.000%	02/01/47		48	43,903
3.000%	12/01/50		621	564,349
3.500%	05/01/30		39	38,235
3.500%	06/01/30		6	5,783
3.500%	10/01/30		6	5,857
3.500%	07/01/35		49	47,377
3.500%	08/01/42		30	28,912
3.500%	01/01/44		31	29,859
3.500%	07/01/45		34	32,355
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	09/01/47	107	$99,346
3.500%	11/01/47	61	58,041
3.500%	03/01/48	162	153,153
3.500%	07/01/49	51	48,632
3.500%	01/01/50	121	114,559
4.000%	01/01/33	52	51,112
4.000%	06/01/40	6	5,720
4.000%	02/01/41	10	9,381
4.000%	02/01/41	15	14,329
4.000%	11/01/41	3	3,138
4.000%	06/01/42	15	14,706
4.000%	09/01/44	29	27,854
4.000%	04/01/45	7	7,300
4.000%	05/01/45	20	19,954
4.000%	02/01/46	81	77,950
4.000%	05/01/46	24	23,592
4.000%	01/01/47	33	32,323
4.000%	09/01/48	34	33,579
4.000%	05/01/52	166	158,976
4.500%	12/01/34	8	7,665
4.500%	09/01/40	47	47,692
4.500%	03/01/41	38	37,957
4.500%	07/01/41	11	10,868
4.500%	03/01/44	13	13,534
4.500%	07/01/45	30	30,223
4.500%	12/01/45	27	27,206
4.500%	08/01/48	5	5,091
4.500%	11/01/48	46	45,596
4.500%	05/01/49	50	49,334
4.500%	02/01/50	6	5,564
4.500%	09/01/50	187	185,317
5.000%	02/01/42	38	38,487
5.000%	07/01/48	—(r)	36
5.000%	03/01/50	2	1,725
5.000%	08/01/52	98	97,952
5.500%	08/01/40	7	7,676
6.000%	11/01/37	4	4,470
Federal National Mortgage Assoc.
1.500%	11/01/41	113	92,828
1.500%	02/01/51	24	18,669
2.000%	TBA	210	189,470
2.000%	TBA	750	619,989
2.000%	04/01/30	9	7,878
2.000%	07/01/30	14	12,724
2.000%	08/01/30	26	24,450
2.000%	04/01/31	11	10,450
2.000%	03/01/36	329	297,262
2.000%	05/01/36	77	69,199
2.000%	06/01/36	89	80,947
2.000%	02/01/37	87	78,115
2.000%	12/01/40	73	63,303
2.000%	11/01/41	422	362,234
2.000%	07/01/50	56	46,623
2.000%	12/01/50	234	193,860
2.000%	02/01/51	191	157,985
2.000%	03/01/51	59	49,517
2.000%	03/01/51	59	49,586

A24

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	03/01/51	370	$305,694
2.000%	05/01/51	1,058	878,167
2.000%	07/01/51	174	143,878
2.000%	07/01/51	353	292,728
2.000%	10/01/51	537	444,673
2.000%	11/01/51	532	440,655
2.500%	TBA	15	13,921
2.500%	05/01/30	8	7,853
2.500%	05/01/30	17	15,973
2.500%	06/01/30	7	6,231
2.500%	07/01/30	14	13,358
2.500%	07/01/30	17	15,911
2.500%	07/01/30	17	16,477
2.500%	04/01/37	141	127,276
2.500%	06/01/40	87	77,956
2.500%	04/01/43	22	19,071
2.500%	09/01/43	68	59,711
2.500%	04/01/45	10	9,070
2.500%	09/01/46	10	8,644
2.500%	07/01/50	8	6,747
2.500%	09/01/50	70	60,812
2.500%	11/01/50	161	140,703
2.500%	03/01/51	79	69,060
2.500%	04/01/51	452	389,699
2.500%	05/01/51	548	479,142
2.500%	05/01/51	1,366	1,179,488
2.500%	07/01/51	58	50,334
2.500%	09/01/51	99	86,809
2.500%	09/01/51	305	264,949
2.500%	10/01/51	397	346,128
2.500%	11/01/51	86	74,171
2.500%	11/01/51	179	156,039
2.500%	11/01/51	226	196,992
2.500%	11/01/51	232	202,053
2.500%	12/01/51	116	100,160
2.500%	01/01/52	306	265,365
2.500%	02/01/52	275	237,516
2.500%	03/01/52	52	44,500
2.500%	04/01/52	165	142,549
2.500%	04/01/52	271	233,869
3.000%	TBA	474	424,969
3.000%	06/01/30	21	20,228
3.000%	07/01/30	7	6,948
3.000%	07/01/30	14	13,835
3.000%	07/01/30	28	27,086
3.000%	09/01/30	15	14,292
3.000%	11/01/30	7	6,814
3.000%	06/01/32	38	36,290
3.000%	03/01/35	7	6,907
3.000%	09/01/35	12	11,131
3.000%	09/01/35	34	32,271
3.000%	03/01/36	53	49,425
3.000%	02/01/37	13	11,730
3.000%	06/01/37	258	244,383
3.000%	05/01/45	99	91,184
3.000%	06/01/45	71	65,171
3.000%	07/01/45	20	18,871
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	08/01/45	64	$58,663
3.000%	01/01/46	11	10,324
3.000%	04/01/46	102	94,405
3.000%	10/01/46	24	22,203
3.000%	10/01/46	37	33,668
3.000%	11/01/46	92	84,490
3.000%	12/01/46	38	35,171
3.000%	12/01/46	158	144,963
3.000%	02/01/51	339	305,905
3.000%	04/01/51	309	278,549
3.000%	05/01/51	158	142,657
3.000%	08/01/51	43	38,383
3.000%	08/01/51	65	58,866
3.500%	TBA	109	101,151
3.500%	09/01/29	27	25,859
3.500%	12/01/29	10	10,128
3.500%	04/01/30	39	38,149
3.500%	05/01/30	8	8,163
3.500%	10/01/30	15	14,258
3.500%	01/01/35	8	8,112
3.500%	08/01/35	17	16,127
3.500%	02/01/36	35	33,891
3.500%	02/01/37	11	10,595
3.500%	02/01/42	29	27,843
3.500%	11/01/42	47	44,636
3.500%	11/01/42	258	245,794
3.500%	01/01/43	51	49,045
3.500%	04/01/43	15	14,246
3.500%	04/01/43	159	151,848
3.500%	06/01/43	72	68,373
3.500%	08/01/47	18	16,814
3.500%	09/01/47	78	73,409
3.500%	09/01/47	103	96,936
3.500%	01/01/48	228	215,730
3.500%	03/01/48	161	152,132
3.500%	11/01/48	78	74,012
3.500%	07/01/49	493	466,040
3.500%	08/01/49	351	331,786
3.500%	01/01/50	172	162,212
3.500%	09/01/51	334	312,784
3.500%	02/01/52	97	90,171
3.500%	09/01/57	166	155,813
3.500%	05/01/58	65	60,977
4.000%	04/01/26	9	9,333
4.000%	05/01/27	8	8,309
4.000%	05/01/32	9	9,044
4.000%	04/01/35	11	11,136
4.000%	03/01/41	26	25,601
4.000%	11/01/42	36	35,513
4.000%	06/01/44	14	13,413
4.000%	12/01/44	291	285,095
4.000%	03/01/45	10	9,349
4.000%	08/01/45	586	568,631
4.000%	01/01/46	30	29,256
4.000%	03/01/46	58	56,416
4.000%	06/01/46	36	35,395
4.000%	04/01/47	28	26,934

A25

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	06/01/48	506	$490,894
4.000%	02/01/49	39	37,965
4.500%	TBA	225	224,314
4.500%	TBA	269	263,565
4.500%	08/01/23	1	787
4.500%	04/01/25	6	5,802
4.500%	01/01/34	7	7,309
4.500%	11/01/39	36	36,393
4.500%	03/01/40	8	7,548
4.500%	08/01/40	14	14,043
4.500%	02/01/41	12	12,488
4.500%	06/01/41	36	36,313
4.500%	09/01/41	6	6,401
4.500%	01/01/42	20	19,630
4.500%	01/01/42	30	29,710
4.500%	01/01/43	19	18,840
4.500%	03/01/44	8	7,837
4.500%	06/01/44	7	6,825
4.500%	06/01/45	26	25,521
4.500%	07/01/47	6	5,834
4.500%	09/01/48	35	34,705
4.500%	09/01/48	87	86,251
4.500%	09/01/48	150	149,877
4.500%	01/01/49	32	31,721
4.500%	02/01/49	32	32,232
4.500%	03/01/49	33	32,394
4.500%	06/01/49	312	310,474
4.500%	07/01/49	42	41,590
4.500%	11/01/49	6	5,735
4.500%	01/01/51	78	77,963
4.500%	06/01/52	95	92,651
5.000%	TBA	605	603,393
5.000%	05/01/38	20	20,204
5.000%	08/01/44	24	24,269
5.000%	08/01/52	322	322,597
5.500%	TBA	3,386	3,420,191
5.500%	07/01/38	10	10,599
5.500%	05/01/39	13	13,955
5.500%	05/01/40	7	7,431
5.500%	10/01/52	72	73,019
5.500%	11/01/52	193	195,871
5.500%	11/01/52	979	1,003,713
6.000%	02/01/36	8	8,100
6.000%	11/01/38	7	7,510
6.000%	09/01/39	17	17,946
6.000%	06/01/40	10	10,390
6.000%	05/01/41	41	42,968
6.000%	12/01/52	978	1,014,537
Government National Mortgage Assoc.
2.000%	TBA	225	191,130
2.000%	11/20/50	135	113,161
2.000%	08/20/51	69	58,775
2.000%	09/20/51	115	97,529
2.000%	11/20/51	211	179,533
2.500%	01/20/47	16	14,082
2.500%	08/20/51	368	323,800
2.500%	12/20/51	1,271	1,118,085
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	TBA	250	$227,713
3.000%	11/20/43	69	64,257
3.000%	01/15/45	9	8,302
3.000%	01/15/45	46	42,886
3.000%	03/15/45	8	7,763
3.000%	07/15/45	10	8,989
3.000%	01/20/47	89	81,916
3.000%	06/20/47	135	124,945
3.000%	08/20/47	55	50,926
3.000%	10/20/49	698	641,440
3.000%	03/20/50	449	412,490
3.000%	04/20/51	213	195,186
3.000%	07/20/51	58	52,884
3.000%	08/20/51	208	189,730
3.000%	12/20/51	22	20,500
3.000%	02/20/52	531	484,527
3.500%	TBA	1,725	1,617,120
3.500%	07/15/42	32	31,129
3.500%	04/15/45	9	8,313
3.500%	07/20/47	151	143,353
3.500%	08/20/47	70	66,443
3.500%	06/20/49	143	135,057
3.500%	03/20/50	85	81,083
4.000%	TBA	375	361,027
4.000%	01/15/41	35	34,211
4.000%	03/15/44	19	18,633
4.000%	05/15/45	34	33,117
4.000%	05/20/45	17	16,562
4.000%	07/20/45	128	125,142
4.000%	10/20/45	13	12,959
4.000%	01/20/46	27	26,521
4.000%	02/20/46	9	9,150
4.000%	03/20/46	43	41,791
4.000%	07/20/47	46	44,464
4.000%	06/20/52	73	70,129
4.500%	TBA	1,168	1,150,113
4.500%	04/15/40	36	36,093
4.500%	10/15/41	11	10,781
4.500%	07/20/44	18	18,429
4.500%	04/20/45	46	46,605
4.500%	11/20/47	18	18,256
4.500%	12/20/48	558	549,412
4.500%	02/20/49	40	39,846
4.500%	10/20/49	54	53,524
4.500%	12/20/49	34	33,461
4.500%	04/20/50	23	23,345
4.500%	03/20/52	46	45,381
4.500%	10/20/52	986	972,134
5.000%	TBA	648	648,810
5.000%	06/15/38	6	5,995
5.000%	01/15/39	45	46,766
5.000%	06/15/39	10	10,419
5.000%	12/15/39	8	8,646
5.000%	10/20/42	8	7,962
5.000%	03/15/44	34	35,500
5.000%	09/20/48	27	27,564
5.000%	10/20/48	65	65,530

A26

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	11/20/48	60	$60,974
5.000%	12/20/48	6	6,386
5.000%	01/20/49	166	168,789
5.000%	03/20/49	93	93,884
5.000%	06/20/49	25	25,336
5.000%	01/20/50	33	33,224
5.000%	03/20/50	13	13,544
5.000%	05/20/52	24	23,987
5.000%	11/20/52	1,104	1,106,371
5.500%	03/15/37	11	11,672

Total U.S. Government Agency Obligations (cost $46,931,291)			44,820,436
U.S. Treasury Obligations — 11.0%
U.S. Treasury Bonds
1.125%	08/15/40	3,255	2,150,843
1.250%	05/15/50	1,580	918,869
1.750%	08/15/41	4,116	2,979,598
1.875%	02/15/51	749	511,436
2.000%	08/15/51	3,234	2,274,917
3.000%	11/15/45	67	58,279
3.500%	02/15/39	1,609	1,589,642
3.625%	02/15/53	575	570,957
3.875%	02/15/43	900	908,016
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	10/15/26	1,382	1,327,230
U.S. Treasury Notes
0.500%	04/30/27	2,314	2,037,766
0.625%	07/31/26(h)	1,335	1,204,212
0.750%	11/15/24	395	373,352
1.125%	02/28/27	760	689,819
1.250%	12/31/26	505	461,365
1.250%	08/15/31(k)	2,920	2,449,150
1.750%	03/15/25	1,026	981,640
2.250%	02/15/27	3,113	2,949,378
2.625%	05/31/27(k)	4,868	4,667,955
2.750%	08/15/32	1,930	1,816,687
2.875%	11/30/25	1,266	1,234,146
2.875%	05/15/32	173	164,647
3.875%	11/30/27(a)(h)	2,547	2,573,863
4.125%	01/31/25	1,000	999,766
4.125%	11/15/32	1,036	1,088,771

Total U.S. Treasury Obligations (cost $37,981,229)			36,982,304

Shares
Common Stock — 0.1%
Bermuda
Mt. Logan Re, Ltd., Special Investment Series 4*	474	338,145
(cost $0)

Exchange-Traded Funds — 2.8%
iShares Core U.S. Aggregate Bond ETF	46,720	4,655,181
	Shares	Value
Exchange-Traded Funds (continued)
Vanguard Total International Bond ETF	94,754	$4,635,365

Total Exchange-Traded Funds (cost $10,515,961)		9,290,546

Total Long-Term Investments (cost $337,257,729)		309,103,962
Short-Term Investments — 10.0%
Affiliated Mutual Fund — 0.9%
PGIM Institutional Money Market Fund (cost $3,058,652; includes $3,044,369 of cash collateral for securities on loan)(b)(we)	3,059,584	3,058,054

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 4.9%
AT&T, Inc.
5.613%	11/21/23		1,275	1,227,726
Dominion Resources, Inc.
5.081%	05/12/23		825	819,891
Duke Energy Corp.
5.778%	04/21/23		1,350	1,345,881
Edison International
5.290%	05/01/23		1,200	1,194,689
Engie SA
5.411%	11/21/23		1,675	1,615,409
General Motors Financial Co., Inc.
5.269%	04/27/23		1,000	995,775
Lowe’s Cos., Inc.
5.562%	04/06/23		1,046	1,045,113
NextEra Energy Capital Holdings, Inc.
5.492%	05/19/23		1,725	1,711,981
NextEra Energy Capital, Inc.
5.619%	05/12/23		1,750	1,738,750
Ovintiv, Inc.
5.583%	04/10/23		1,050	1,048,405
5.872%	04/27/23		850	846,443
Suncor Energy, Inc.
5.114%	04/25/23		1,275	1,270,342
United Healthcare Corp.
5.456%	06/01/23		1,675	1,659,769

Total Commercial Paper (cost $16,527,901)					16,520,174
Foreign Treasury Obligations(n) — 2.9%
Japan
Japan Treasury Discount Bills
Series 1132
(0.130)%	04/17/23	JPY	420,750	3,166,723
Series 1135
(0.194)%	05/08/23	JPY	287,900	2,167,030
Series 1142
(0.275)%	06/12/23	JPY	440,150	3,316,460

A27

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Foreign Treasury Obligations(n) (continued)
Japan (cont’d.)
Series 1146
(0.263)%	06/26/23	JPY	146,650	$1,104,061

Total Foreign Treasury Obligations (cost $9,969,616)				9,754,274
U.S. Treasury Obligation(n) — 0.3%
U.S. Treasury Bills
4.668%	05/25/23		1,000	993,325
(cost $993,066)

	Shares
Unaffiliated Funds — 1.0%
Dreyfus Government Cash Management (Institutional Shares)	262,403	262,403
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	2,942,089	2,942,089

Total Unaffiliated Funds (cost $3,204,492)		3,204,492

Options Purchased*~ — 0.0%
(cost $70,117)	31,039

Total Short-Term Investments (cost $33,823,844)	33,561,358

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.0% (cost $371,081,573)	342,665,320

Options Written*~ — (0.0)%
(premiums received $207,651)	(158,697)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.0% (cost $370,873,922)	342,506,623

Liabilities in excess of other assets(z) — (2.0)%	(6,553,567)

Net Assets — 100.0%	$335,953,056

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ANZ	Australia and New Zealand Banking Group
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BMO	BMO Capital Markets
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CBA	Commonwealth Bank of Australia
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CGM	Citigroup Global Markets, Inc.
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
DB	Deutsche Bank AG
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GS	Goldman Sachs & Co. LLC
HIBOR	Hong Kong Interbank Offered Rate
HICP	Harmonised Index of Consumer Prices
HSBCS	HSBC Securities (USA) Inc.
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank N.A.
JPS	J.P. Morgan Securities LLC
KLIBOR	Kuala Lumpur Interbank Offered Rate

A28

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSC	Morgan Stanley & Co. LLC
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SCS	Standard Chartered Securities
SG	Societe Generale
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
UBS	UBS Securities LLC
WIBOR	Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,992,221; cash collateral of $3,044,369 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(we)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.500%	TBA	04/13/23	$(2,140)		$(1,844,413)
Federal National Mortgage Assoc.	3.500%	TBA	04/13/23	(1,210)		(1,124,307)
Federal National Mortgage Assoc.	4.000%	TBA	04/13/23	(435)		(416,038)
Federal National Mortgage Assoc.	5.500%	TBA	04/13/23	(275)		(277,777)
Government National Mortgage Assoc.	2.500%	TBA	04/20/23	(575)		(506,000)
Government National Mortgage Assoc.	4.500%	TBA	04/20/23	(1,000)		(984,952)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $5,104,344)						$(5,153,487)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option GBP vs USD	Call	DB	05/04/23	1.42	—	GBP	110	$17
(cost $9,249)

A29

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 10/31/33	Call	MSI	10/27/23	2.52%	2.52%(A)	6 Month EURIBOR(S)/ 3.341%	EUR	990	$13,237
10-Year Interest Rate Swap, 12/05/33	Call	CITI	12/01/23	1.98%	1.98%(A)	6 Month EURIBOR(S)/ 3.341%	EUR	1,000	6,669
1-Year Interest Rate Swap, 04/13/2024	Put	CITI	04/11/23	3.66%	3 Month EURIBOR(Q)/ 3.038%	3.66%(A)	EUR	2,210	—
1-Year Interest Rate Swap, 04/13/2024	Put	CITI	04/11/23	3.76%	3 Month EURIBOR(Q)/ 3.038%	3.76%(A)	EUR	2,210	281
1-Year Interest Rate Swap, 02/14/2025	Put	BARC	02/12/24	3.59%	3 Month EURIBOR(Q)/ 3.038%	3.59%(A)	EUR	3,430	10,835
Total OTC Swaptions (cost $60,868)									$31,022
Total Options Purchased (cost $70,117)									$31,039
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 01/10/2029	Call	JPM	01/05/24	0.40%	1 Day TONAR(A)/ (0.030)%	0.40%(A)	JPY	116,000	$(8,089)
10-Year Interest Rate Swap, 04/05/2033	Call	DB	04/03/23	3.70%	1 Day SOFR(A)/ 4.870%	3.70%(A)		720	(29,093)
10-Year Interest Rate Swap, 04/12/2033	Call	CITI	04/06/23	3.24%	6 Month EURIBOR(S)/ 3.341%	3.24%(A)	EUR	550	(13,132)
10-Year Interest Rate Swap, 04/12/2033	Call	DB	04/10/23	3.62%	1 Day SOFR(A)/ 4.870%	3.62%(A)		720	(24,707)
10-Year Interest Rate Swap, 04/17/2033	Call	JPM	04/13/23	2.91%	6 Month EURIBOR(S)/ 3.341%	2.91%(A)	EUR	560	(2,786)
10-Year Interest Rate Swap, 04/19/2033	Call	CITI	04/17/23	3.13%	1 Day SOFR(A)/ 4.870%	3.13%(A)		720	(4,484)
10-Year Interest Rate Swap, 04/24/2033	Call	JPM	04/20/23	2.85%	6 Month EURIBOR(S)/ 3.341%	2.85%(A)	EUR	580	(2,726)
10-Year Interest Rate Swap, 04/26/2033	Call	DB	04/24/23	3.14%	1 Day SOFR(A)/ 4.870%	3.14%(A)		720	(6,069)
10-Year Interest Rate Swap, 05/02/2033	Call	UAG	04/27/23	2.93%	6 Month EURIBOR(S)/ 3.341%	2.93%(A)	EUR	580	(5,235)
30-Year Interest Rate Swap, 10/31/53	Call	MSI	10/27/23	1.95%	6 Month EURIBOR(S)/ 3.341%	1.95%(A)	EUR	420	(9,633)
30-Year Interest Rate Swap, 12/05/53	Call	CITI	12/01/23	1.48%	6 Month EURIBOR(S)/ 3.341%	1.48%(A)	EUR	400	(4,512)
2-Year Interest Rate Swap, 04/13/2025	Put	CITI	04/11/23	3.54%	3.54%(A)	6 Month EURIBOR(S)/ 3.341%	EUR	1,130	(533)
2-Year Interest Rate Swap, 04/13/2025	Put	CITI	04/11/23	3.66%	3.66%(A)	6 Month EURIBOR(S)/ 3.341%	EUR	1,120	(508)
10-Year Interest Rate Swap, 04/05/2033	Put	DB	04/03/23	3.70%	3.70%(A)	1 Day SOFR(A)/ 4.870%		720	—
10-Year Interest Rate Swap, 04/12/2033	Put	CITI	04/06/23	3.24%	3.24%(A)	6 Month EURIBOR(S)/ 3.341%	EUR	550	(53)
10-Year Interest Rate Swap, 04/12/2033	Put	DB	04/10/23	3.62%	3.62%(A)	1 Day SOFR(A)/ 4.870%		720	(128)
10-Year Interest Rate Swap, 04/17/2033	Put	JPM	04/13/23	2.91%	2.91%(A)	6 Month EURIBOR(S)/ 3.341%	EUR	560	(5,110)
10-Year Interest Rate Swap, 04/19/2033	Put	CITI	04/17/23	3.13%	3.13%(A)	1 Day SOFR(A)/ 4.870%		720	(9,745)
10-Year Interest Rate Swap, 04/24/2033	Put	JPM	04/20/23	2.85%	2.85%(A)	6 Month EURIBOR(S)/ 3.341%	EUR	580	(8,135)
A30

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 04/26/2033	Put	DB	04/24/23	3.14%	3.14%(A)	1 Day SOFR(A)/ 4.870%		720	$(10,442)
10-Year Interest Rate Swap, 05/02/2033	Put	UAG	04/27/23	2.93%	2.93%(A)	6 Month EURIBOR(S)/ 3.341%	EUR	580	(6,297)
10-Year Interest Rate Swap, 02/14/2034	Put	BARC	02/12/24	3.34%	3.34%(A)	6 Month EURIBOR(S)/ 3.341%	EUR	400	(7,280)
Total Options Written (premiums received $207,651)									$(158,697)
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	2 Year U.S. Treasury Notes	Jun. 2023	$619,359	$685
14	3 Year Australian Treasury Bonds	Jun. 2023	1,018,330	(890)
6	5 Year Canadian Government Bonds	Jun. 2023	505,971	1,956
5	5 Year Euro-Bobl	Jun. 2023	639,204	(925)
46	5 Year U.S. Treasury Notes	Jun. 2023	5,037,359	6,421
11	10 Year Australian Treasury Bonds	Jun. 2023	903,578	26,145
13	10 Year Canadian Government Bonds	Jun. 2023	1,213,526	49,124
10	10 Year Euro-Bund	Jun. 2023	1,473,185	4,247
1	10 Year U.K. Gilt	Jun. 2023	127,493	(1,951)
75	10 Year U.S. Treasury Notes	Jun. 2023	8,619,141	(57,157)
10	20 Year U.S. Treasury Bonds	Jun. 2023	1,311,563	53,659
3	30 Year Euro Buxl	Jun. 2023	458,288	(10,611)
9	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	1,270,125	10,883
33	Euro Schatz Index	Jun. 2023	3,782,666	23,815
9	Euro-BTP Italian Government Bond	Jun. 2023	1,125,874	(1,691)
12	Euro-OAT	Jun. 2023	1,694,813	53,220
				156,930
Short Positions:
1	2 Year U.S. Treasury Notes	Jun. 2023	206,453	115
11	3 Year Australian Treasury Bonds	Jun. 2023	800,116	(9,323)
13	5 Year Euro-Bobl	Jun. 2023	1,661,931	(15,644)
28	5 Year U.S. Treasury Notes	Jun. 2023	3,066,219	(8,169)
3	10 Year Australian Treasury Bonds	Jun. 2023	246,430	766
6	10 Year Canadian Government Bonds	Jun. 2023	560,089	132
94	10 Year Euro-Bund	Jun. 2023	13,847,937	80,186
31	10 Year Mini Japanese Government Bonds	Jun. 2023	3,451,267	(1,327)
55	10 Year U.K. Gilt	Jun. 2023	7,012,091	30,528
10	10 Year U.S. Ultra Treasury Notes	Jun. 2023	1,211,406	(1,472)
10	30 Day Federal Funds	Sep. 2023	3,968,442	3,214
4	30 Year Euro Buxl	Jun. 2023	611,051	(26,610)
78	Euro Schatz Index	Jun. 2023	8,940,846	(13,546)
2	Euro-BTP Italian Government Bond	Jun. 2023	250,194	(8,983)
8	Euro-OAT	Jun. 2023	1,129,875	(18,811)
				11,056
				$167,986
A31

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/04/23	BARC	AUD	515	$345,593	$344,301	$—	$(1,292)
Expiring 04/04/23	BARC	AUD	315	212,528	210,592	—	(1,936)
Expiring 04/04/23	BOA	AUD	320	214,650	213,935	—	(715)
Expiring 04/04/23	CGM	AUD	150	99,516	100,282	766	—
Expiring 04/04/23	GS	AUD	475	321,233	317,560	—	(3,673)
Expiring 04/04/23	GS	AUD	265	176,097	177,165	1,068	—
Expiring 04/04/23	HSBCS	AUD	515	345,394	344,301	—	(1,093)
Expiring 04/04/23	JPS	AUD	130	86,198	86,912	714	—
Expiring 04/04/23	SSB	AUD	130	87,050	86,911	—	(139)
Expiring 04/04/23	TD	AUD	2,632	1,762,650	1,759,614	—	(3,036)
Expiring 04/04/23	TD	AUD	123	82,373	82,231	—	(142)
Expiring 04/04/23	UBS	AUD	505	338,438	337,616	—	(822)
Expiring 04/13/23	ANZ	AUD	1,244	877,083	831,638	—	(45,445)
Expiring 04/13/23	ANZ	AUD	1,134	760,181	758,573	—	(1,608)
Expiring 04/13/23	BNP	AUD	763	537,546	510,281	—	(27,265)
Expiring 04/13/23	BNYM	AUD	126	87,792	84,107	—	(3,685)
Expiring 04/13/23	BOA	AUD	2,414	1,599,537	1,614,132	14,595	—
Expiring 05/03/23	JPS	AUD	385	257,680	257,658	—	(22)
Expiring 05/03/23	JPS	AUD	385	257,564	257,658	94	—
Expiring 05/03/23	JPS	AUD	130	87,429	87,001	—	(428)
Expiring 05/03/23	TD	AUD	320	214,526	214,157	—	(369)
Expiring 06/21/23	JPM	AUD	485	327,293	324,874	—	(2,419)
Expiring 06/21/23	JPM	AUD	333	222,839	223,298	459	—
Expiring 06/21/23	JPM	AUD	76	51,019	50,757	—	(262)
Expiring 06/21/23	JPM	AUD	68	44,955	45,616	661	—
Expiring 06/21/23	JPM	AUD	33	22,000	21,857	—	(143)
Brazilian Real,
Expiring 04/04/23	CGM	BRL	1,588	312,574	313,140	566	—
Expiring 04/04/23	CGM	BRL	805	156,159	158,739	2,580	—
Expiring 04/04/23	CGM	BRL	525	101,284	103,526	2,242	—
Expiring 04/04/23	CGM	BRL	480	91,708	94,652	2,944	—
Expiring 04/04/23	CITI	BRL	12,320	2,387,602	2,429,400	41,798	—
Expiring 04/04/23	GS	BRL	1,588	304,113	313,140	9,027	—
Expiring 04/04/23	JPM	BRL	2,454	475,135	483,889	8,754	—
Expiring 04/04/23	JPM	BRL	139	26,354	27,423	1,069	—
Expiring 04/04/23	MSC	BRL	12,320	2,425,011	2,429,400	4,389	—
Expiring 05/03/23	CGM	BRL	843	162,084	165,383	3,299	—
Expiring 05/03/23	CGM	BRL	735	142,111	144,195	2,084	—
Expiring 05/03/23	JPM	BRL	2,454	466,502	481,418	14,916	—
British Pound,
Expiring 04/04/23	BARC	GBP	286	344,600	352,839	8,239	—
Expiring 04/04/23	GS	GBP	281	342,915	346,670	3,755	—
Expiring 04/04/23	GS	GBP	270	328,495	333,100	4,605	—
Expiring 04/04/23	GS	GBP	267	316,426	329,399	12,973	—
Expiring 04/04/23	GS	GBP	169	207,087	208,496	1,409	—
Expiring 04/04/23	GS	GBP	162	196,236	199,859	3,623	—
Expiring 04/04/23	GS	GBP	159	191,212	196,159	4,947	—
Expiring 04/04/23	GS	GBP	127	153,322	156,680	3,358	—
Expiring 04/04/23	GS	GBP	70	85,149	86,359	1,210	—
Expiring 04/04/23	GS	GBP	36	43,337	44,414	1,077	—
Expiring 04/04/23	GS	GBP	35	42,539	43,180	641	—
Expiring 04/04/23	HSBCS	GBP	280	339,304	345,436	6,132	—
Expiring 04/04/23	JPS	GBP	71	86,499	87,592	1,093	—
Expiring 04/04/23	JPS	GBP	66	78,332	81,424	3,092	—
Expiring 04/04/23	JPS	GBP	35	42,578	43,179	601	—
Expiring 04/04/23	MSC	GBP	129	157,681	159,147	1,466	—
A32

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/04/23	MSC	GBP	75	$90,780	$92,527	$1,747	$—
Expiring 04/04/23	SSB	GBP	35	42,684	43,179	495	—
Expiring 04/04/23	TD	GBP	3,612	4,459,014	4,456,131	—	(2,883)
Expiring 04/04/23	TD	GBP	2,524	3,115,878	3,113,863	—	(2,015)
Expiring 04/04/23	TD	GBP	390	481,455	481,144	—	(311)
Expiring 05/03/23	JPS	GBP	15	18,403	18,517	114	—
Expiring 05/16/23	JPM	GBP	143	170,196	176,035	5,839	—
Expiring 05/24/23	BOA	GBP	1,550	1,899,715	1,914,093	14,378	—
Expiring 05/24/23	BOA	GBP	550	678,591	679,293	702	—
Expiring 06/21/23	JPM	GBP	228	274,263	281,880	7,617	—
Expiring 06/21/23	JPM	GBP	189	233,386	232,992	—	(394)
Expiring 06/21/23	JPM	GBP	2	1,925	2,004	79	—
Canadian Dollar,
Expiring 04/04/23	BOA	CAD	475	345,544	351,479	5,935	—
Expiring 04/04/23	GS	CAD	470	341,327	347,779	6,452	—
Expiring 04/04/23	GS	CAD	470	341,624	347,779	6,155	—
Expiring 04/04/23	GS	CAD	435	319,255	321,881	2,626	—
Expiring 04/04/23	JPS	CAD	435	319,493	321,881	2,388	—
Expiring 04/04/23	MSC	CAD	6,343	4,676,653	4,693,542	16,889	—
Expiring 04/04/23	MSC	CAD	100	73,729	73,995	266	—
Expiring 04/04/23	UBS	CAD	1,440	1,060,164	1,065,537	5,373	—
Expiring 04/04/23	UBS	CAD	1,402	1,032,187	1,037,419	5,232	—
Expiring 05/03/23	GS	CAD	115	84,989	85,133	144	—
Expiring 05/03/23	GS	CAD	92	67,390	68,106	716	—
Expiring 05/03/23	JPS	CAD	138	101,223	102,159	936	—
Expiring 05/03/23	MSC	CAD	1,402	1,034,132	1,037,878	3,746	—
Expiring 06/09/23	BNP	CAD	1,041	761,507	771,458	9,951	—
Expiring 06/09/23	JPM	CAD	840	613,761	621,954	8,193	—
Expiring 06/21/23	JPM	CAD	184	136,034	136,222	188	—
Expiring 06/21/23	JPM	CAD	125	90,913	92,250	1,337	—
Expiring 06/21/23	JPM	CAD	124	91,097	91,936	839	—
Expiring 06/21/23	JPM	CAD	123	89,791	91,243	1,452	—
Expiring 06/21/23	JPM	CAD	62	45,820	45,900	80	—
Expiring 06/21/23	JPM	CAD	61	44,924	45,246	322	—
Expiring 06/21/23	JPM	CAD	60	43,978	44,505	527	—
Chilean Peso,
Expiring 04/03/23	JPM	CLP	47,515	58,848	59,750	902	—
Expiring 04/03/23	JPM	CLP	35,632	44,167	44,807	640	—
Expiring 04/04/23	BOA	CLP	113,950	144,166	143,271	—	(895)
Expiring 04/04/23	DB	CLP	52,900	66,927	66,512	—	(415)
Expiring 04/04/23	MSC	CLP	318,060	401,186	399,901	—	(1,285)
Expiring 04/04/23	MSC	CLP	172,600	215,750	217,012	1,262	—
Expiring 04/04/23	MSC	CLP	89,700	111,567	112,781	1,214	—
Expiring 04/04/23	MSC	CLP	66,408	83,764	83,496	—	(268)
Expiring 04/04/23	SCS	CLP	54,660	69,154	68,725	—	(429)
Expiring 04/04/23	SCS	CLP	43,700	54,523	54,945	422	—
Expiring 04/04/23	SCS	CLP	26,220	32,606	32,967	361	—
Expiring 04/04/23	SCS	CLP	17,480	21,745	21,977	232	—
Expiring 05/03/23	SCS	CLP	44,300	55,251	55,531	280	—
Expiring 05/03/23	SCS	CLP	44,300	55,243	55,530	287	—
Expiring 05/17/23	BOA	CLP	1,275,707	1,571,262	1,596,186	24,924	—
Expiring 06/29/23	JPM	CLP	35,634	44,914	44,381	—	(533)
Chinese Renminbi,
Expiring 04/04/23	GS	CNH	714	103,931	103,918	—	(13)
Expiring 04/04/23	GS	CNH	547	79,400	79,612	212	—
A33

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 04/04/23	GS	CNH	505	$73,310	$73,499	$189	$—
Expiring 04/04/23	JPS	CNH	1,067	155,347	155,294	—	(53)
Expiring 04/04/23	JPS	CNH	881	128,340	128,223	—	(117)
Expiring 04/04/23	JPS	CNH	840	122,992	122,256	—	(736)
Expiring 04/04/23	JPS	CNH	558	81,190	81,213	23	—
Expiring 04/04/23	SG	CNH	547	79,415	79,612	197	—
Expiring 04/20/23	BOA	CNH	5,372	773,026	782,803	9,777	—
Expiring 04/20/23	HSBCS	CNH	5,318	774,919	774,999	80	—
Expiring 04/28/23	BOA	CNH	1,109	164,723	161,709	—	(3,014)
Expiring 05/04/23	GS	CNH	2,038	296,562	297,320	758	—
Expiring 06/21/23	JPM	CNH	308	44,965	45,077	112	—
Expiring 06/21/23	JPM	CNH	307	44,904	44,961	57	—
Expiring 06/21/23	JPM	CNH	307	44,956	44,994	38	—
Colombian Peso,
Expiring 04/04/23	BNP	COP	871,582	188,058	187,047	—	(1,011)
Expiring 04/04/23	BNP	COP	535,200	115,194	114,857	—	(337)
Expiring 04/04/23	BNP	COP	292,250	62,307	62,719	412	—
Expiring 04/04/23	BNP	COP	64,733	13,807	13,892	85	—
Expiring 04/04/23	BNP	COP	30,879	6,599	6,627	28	—
Expiring 04/04/23	BNP	COP	21,660	4,629	4,649	20	—
Expiring 04/04/23	BOA	COP	556,078	119,688	119,338	—	(350)
Expiring 04/04/23	CGM	COP	591,300	124,734	126,897	2,163	—
Expiring 04/04/23	CGM	COP	584,800	123,527	125,502	1,975	—
Expiring 04/04/23	CGM	COP	174,978	37,363	37,551	188	—
Expiring 04/04/23	CGM	COP	106,100	22,337	22,770	433	—
Expiring 04/04/23	GS	COP	453,100	97,523	97,238	—	(285)
Expiring 04/04/23	MSC	COP	211,945	44,705	45,485	780	—
Expiring 04/04/23	MSC	COP	211,755	44,655	45,444	789	—
Expiring 04/04/23	SCS	COP	106,100	22,455	22,770	315	—
Expiring 05/03/23	BOA	COP	556,078	119,366	118,595	—	(771)
Czech Koruna,
Expiring 04/04/23	CGM	CZK	2,970	134,462	137,215	2,753	—
Expiring 04/04/23	CGM	CZK	2,280	102,899	105,338	2,439	—
Expiring 04/04/23	CGM	CZK	1,990	87,239	91,939	4,700	—
Expiring 04/04/23	SSB	CZK	1,820	82,504	84,085	1,581	—
Expiring 04/04/23	TD	CZK	5,791	267,730	267,547	—	(183)
Expiring 04/04/23	TD	CZK	3,304	152,751	152,647	—	(104)
Expiring 04/04/23	TD	CZK	235	10,604	10,857	253	—
Danish Krone,
Expiring 04/04/23	BARC	DKK	2,935	428,342	427,369	—	(973)
Expiring 04/21/23	BNYM	DKK	371	54,683	54,067	—	(616)
Euro,
Expiring 04/03/23	JPM	EUR	528	567,700	572,966	5,266	—
Expiring 04/03/23	JPM	EUR	369	395,640	400,726	5,086	—
Expiring 04/03/23	JPM	EUR	234	250,359	253,721	3,362	—
Expiring 04/03/23	JPM	EUR	206	224,945	223,128	—	(1,817)
Expiring 04/03/23	JPM	EUR	188	200,368	203,745	3,377	—
Expiring 04/03/23	JPM	EUR	179	192,797	194,031	1,234	—
Expiring 04/03/23	JPM	EUR	105	114,978	114,105	—	(873)
Expiring 04/04/23	BARC	EUR	173	182,843	187,659	4,816	—
Expiring 04/04/23	BOA	EUR	183	196,410	198,507	2,097	—
Expiring 04/04/23	BOA	EUR	65	70,200	70,508	308	—
Expiring 04/04/23	CBA	EUR	89	95,245	96,541	1,296	—
Expiring 04/04/23	GS	EUR	525	557,881	569,487	11,606	—
Expiring 04/04/23	GS	EUR	224	238,986	242,981	3,995	—
A34

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/04/23	HSBCS	EUR	31,873	$34,553,360	$34,573,789	$20,429	$—
Expiring 04/04/23	HSBCS	EUR	4,269	4,628,002	4,630,738	2,736	—
Expiring 04/04/23	HSBCS	EUR	35	37,943	37,965	22	—
Expiring 04/04/23	JPS	EUR	90	95,564	97,626	2,062	—
Expiring 04/04/23	JPS	EUR	71	76,624	77,016	392	—
Expiring 04/04/23	MSC	EUR	154	162,835	167,049	4,214	—
Expiring 04/04/23	MSC	EUR	150	158,435	162,711	4,276	—
Expiring 04/04/23	RBC	EUR	81	86,671	87,864	1,193	—
Expiring 04/04/23	SSB	EUR	258	275,792	279,861	4,069	—
Expiring 04/04/23	SSB	EUR	161	172,791	174,642	1,851	—
Expiring 04/04/23	SSB	EUR	159	168,402	172,473	4,071	—
Expiring 04/04/23	SSB	EUR	65	70,131	70,508	377	—
Expiring 04/28/23	GS	EUR	315	342,739	342,154	—	(585)
Expiring 04/28/23	JPS	EUR	315	342,930	342,154	—	(776)
Expiring 05/03/23	MSC	EUR	436	470,442	473,721	3,279	—
Expiring 05/03/23	MSC	EUR	331	357,147	359,636	2,489	—
Expiring 05/03/23	MSC	EUR	269	292,678	292,273	—	(405)
Expiring 05/03/23	UBS	EUR	88	96,041	95,613	—	(428)
Expiring 05/11/23	CITI	EUR	835	892,774	907,344	14,570	—
Expiring 05/11/23	JPM	EUR	722	774,578	785,227	10,649	—
Expiring 05/11/23	JPM	EUR	690	735,098	750,246	15,148	—
Expiring 05/11/23	JPM	EUR	554	596,533	602,319	5,786	—
Expiring 05/11/23	JPM	EUR	209	222,415	227,309	4,894	—
Expiring 05/11/23	JPM	EUR	175	189,934	190,680	746	—
Expiring 05/11/23	JPM	EUR	150	163,000	162,741	—	(259)
Expiring 05/11/23	JPM	EUR	103	109,629	112,148	2,519	—
Expiring 05/11/23	JPM	EUR	86	92,221	93,491	1,270	—
Expiring 06/21/23	JPM	EUR	280	300,577	304,709	4,132	—
Expiring 06/21/23	JPM	EUR	87	95,214	94,811	—	(403)
Expiring 06/21/23	JPM	EUR	85	90,545	92,613	2,068	—
Expiring 06/21/23	JPM	EUR	85	91,646	92,613	967	—
Expiring 06/21/23	JPM	EUR	84	89,843	91,233	1,390	—
Expiring 06/21/23	JPM	EUR	51	54,685	55,568	883	—
Expiring 06/21/23	JPM	EUR	43	46,370	46,790	420	—
Expiring 06/21/23	JPM	EUR	42	45,145	45,853	708	—
Hungarian Forint,
Expiring 04/04/23	BOA	HUF	30,900	85,472	88,077	2,605	—
Expiring 04/04/23	BOA	HUF	30,900	85,437	88,078	2,641	—
Expiring 04/04/23	MSC	HUF	239,947	685,034	683,949	—	(1,085)
Expiring 04/04/23	MSC	HUF	136,953	384,343	390,373	6,030	—
Expiring 04/04/23	MSC	HUF	52,646	150,301	150,063	—	(238)
Indian Rupee,
Expiring 04/03/23	CGM	INR	14,110	172,220	171,722	—	(498)
Expiring 04/03/23	CGM	INR	10,380	126,486	126,327	—	(159)
Expiring 04/03/23	CGM	INR	7,440	90,051	90,547	496	—
Expiring 04/03/23	GS	INR	9,350	113,526	113,792	266	—
Expiring 04/03/23	JPS	INR	13,300	160,881	161,864	983	—
Expiring 04/03/23	JPS	INR	10,150	123,150	123,528	378	—
Expiring 04/03/23	JPS	INR	4,102	49,541	49,922	381	—
Expiring 04/03/23	JPS	INR	3,988	48,545	48,535	—	(10)
Expiring 04/03/23	MSC	INR	61,862	751,114	752,874	1,760	—
Expiring 04/03/23	SCS	INR	7,742	94,237	94,222	—	(15)
Expiring 05/03/23	MSC	INR	26,936	326,507	327,202	695	—
Expiring 05/03/23	MSC	INR	26,936	326,675	327,202	527	—
Expiring 05/03/23	SCS	INR	12,180	147,847	147,955	108	—
A35

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/22/23	CITI	INR	65,713	$792,858	$796,515	$3,657	$—
Expiring 06/22/23	SCB	INR	62,309	755,569	755,253	—	(316)
Indonesian Rupiah,
Expiring 04/04/23	DB	IDR	1,219,000	81,391	81,452	61	—
Expiring 04/04/23	JPS	IDR	13,125,761	871,854	877,040	5,186	—
Expiring 04/04/23	JPS	IDR	2,163,000	141,701	144,527	2,826	—
Expiring 04/14/23	JPM	IDR	10,237,296	669,411	684,698	15,287	—
Expiring 04/14/23	JPM	IDR	3,403,181	221,879	227,614	5,735	—
Expiring 05/03/23	JPS	IDR	944,000	62,691	63,077	386	—
Israeli Shekel,
Expiring 04/04/23	CGM	ILS	535	150,756	148,784	—	(1,972)
Expiring 04/04/23	HSBCS	ILS	1,166	325,144	324,265	—	(879)
Expiring 04/04/23	HSBCS	ILS	650	181,255	180,765	—	(490)
Expiring 06/21/23	JPM	ILS	186	52,046	52,012	—	(34)
Expiring 06/21/23	JPM	ILS	65	18,000	18,021	21	—
Japanese Yen,
Expiring 04/04/23	BARC	JPY	87,200	644,926	657,123	12,197	—
Expiring 04/04/23	BNP	JPY	385,679	2,861,736	2,906,409	44,673	—
Expiring 04/04/23	BNP	JPY	65,200	476,764	491,336	14,572	—
Expiring 04/04/23	BNP	JPY	46,300	344,799	348,908	4,109	—
Expiring 04/04/23	BNP	JPY	43,400	317,311	327,055	9,744	—
Expiring 04/04/23	BOA	JPY	46,100	346,770	347,401	631	—
Expiring 04/04/23	BOA	JPY	45,200	343,860	340,620	—	(3,240)
Expiring 04/04/23	CGM	JPY	43,400	317,597	327,055	9,458	—
Expiring 04/04/23	DB	JPY	35,600	263,108	268,276	5,168	—
Expiring 04/04/23	GS	JPY	115,700	862,326	871,895	9,569	—
Expiring 04/04/23	GS	JPY	92,500	688,050	697,064	9,014	—
Expiring 04/04/23	GS	JPY	92,400	698,204	696,310	—	(1,894)
Expiring 04/04/23	GS	JPY	92,200	693,736	694,802	1,066	—
Expiring 04/04/23	GS	JPY	69,400	510,278	522,986	12,708	—
Expiring 04/04/23	GS	JPY	68,400	522,972	515,451	—	(7,521)
Expiring 04/04/23	GS	JPY	68,400	522,705	515,450	—	(7,255)
Expiring 04/04/23	GS	JPY	68,000	513,421	512,436	—	(985)
Expiring 04/04/23	GS	JPY	45,900	345,476	345,894	418	—
Expiring 04/04/23	GS	JPY	45,700	344,176	344,387	211	—
Expiring 04/04/23	GS	JPY	45,100	341,041	339,865	—	(1,176)
Expiring 04/04/23	GS	JPY	25,200	187,437	189,902	2,465	—
Expiring 04/04/23	GS	JPY	16,300	123,036	122,834	—	(202)
Expiring 04/04/23	GS	JPY	11,500	86,324	86,662	338	—
Expiring 04/04/23	GS	JPY	11,400	85,756	85,909	153	—
Expiring 04/04/23	GS	JPY	11,400	87,267	85,909	—	(1,358)
Expiring 04/04/23	GS	JPY	11,400	86,076	85,909	—	(167)
Expiring 04/04/23	GS	JPY	11,400	87,436	85,908	—	(1,528)
Expiring 04/04/23	GS	JPY	5,800	43,370	43,707	337	—
Expiring 04/04/23	HSBCS	JPY	90,900	694,251	685,006	—	(9,245)
Expiring 04/04/23	HSBCS	JPY	17,744	132,498	133,716	1,218	—
Expiring 04/04/23	JPS	JPY	91,100	679,421	686,513	7,092	—
Expiring 04/04/23	JPS	JPY	46,300	339,815	348,909	9,094	—
Expiring 04/04/23	JPS	JPY	45,900	346,264	345,895	—	(369)
Expiring 04/04/23	JPS	JPY	45,100	340,604	339,866	—	(738)
Expiring 04/04/23	JPS	JPY	45,100	340,604	339,866	—	(738)
Expiring 04/04/23	JPS	JPY	45,000	339,849	339,112	—	(737)
Expiring 04/04/23	JPS	JPY	43,600	322,533	328,562	6,029	—
Expiring 04/04/23	JPS	JPY	5,700	43,447	42,954	—	(493)
Expiring 04/04/23	JPS	JPY	5,700	43,309	42,954	—	(355)
A36

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/04/23	MSC	JPY	1,379,990	$10,388,440	$10,399,360	$10,920	$—
Expiring 04/04/23	MSC	JPY	45,600	347,463	343,634	—	(3,829)
Expiring 04/04/23	MSC	JPY	12,800	98,267	96,459	—	(1,808)
Expiring 04/04/23	RBC	JPY	18,200	135,942	137,152	1,210	—
Expiring 04/04/23	SSB	JPY	11,400	85,797	85,909	112	—
Expiring 04/04/23	UBS	JPY	69,400	509,249	522,986	13,737	—
Expiring 04/28/23	BNYM	JPY	2,605	19,497	19,713	216	—
Expiring 04/28/23	BOA	JPY	90,926	671,954	687,947	15,993	—
Expiring 04/28/23	CITI	JPY	105,884	797,329	801,119	3,790	—
Expiring 04/28/23	DB	JPY	83,983	631,497	635,412	3,915	—
Expiring 04/28/23	GS	JPY	107,583	828,533	813,970	—	(14,563)
Expiring 04/28/23	JPM	JPY	105,452	788,182	797,849	9,667	—
Expiring 05/02/23	BARC	JPY	44,000	333,121	333,105	—	(16)
Expiring 05/02/23	GS	JPY	22,800	173,157	172,609	—	(548)
Expiring 05/02/23	GS	JPY	22,800	172,684	172,609	—	(75)
Expiring 05/02/23	GS	JPY	11,900	91,340	90,090	—	(1,250)
Expiring 05/02/23	GS	JPY	11,400	86,283	86,304	21	—
Expiring 05/02/23	JPS	JPY	45,600	343,578	345,218	1,640	—
Expiring 05/02/23	MSC	JPY	434,079	3,280,864	3,286,223	5,359	—
Expiring 05/02/23	MSC	JPY	45,500	344,561	344,461	—	(100)
Expiring 05/08/23	JPM	JPY	100,314	756,360	760,033	3,673	—
Expiring 06/21/23	JPM	JPY	61,203	464,901	466,573	1,672	—
Expiring 06/21/23	JPM	JPY	51,229	382,016	390,539	8,523	—
Expiring 06/21/23	JPM	JPY	11,401	85,029	86,917	1,888	—
Expiring 06/21/23	JPM	JPY	5,890	45,321	44,903	—	(418)
Malaysian Ringgit,
Expiring 04/04/23	HSBCS	MYR	2,951	669,465	669,519	54	—
Mexican Peso,
Expiring 04/04/23	GS	MXN	3,560	194,196	197,401	3,205	—
Expiring 04/04/23	GS	MXN	2,560	134,893	141,951	7,058	—
Expiring 04/04/23	SSB	MXN	3,930	208,722	217,918	9,196	—
Expiring 04/04/23	SSB	MXN	1,800	96,755	99,809	3,054	—
Expiring 04/04/23	UBS	MXN	10,669	589,382	591,592	2,210	—
Expiring 04/04/23	UBS	MXN	8,273	457,020	458,735	1,715	—
Expiring 04/14/23	CITI	MXN	5,352	295,341	296,164	823	—
Expiring 05/25/23	BNP	MXN	11,440	613,416	628,029	14,613	—
Expiring 05/25/23	BNP	MXN	10,227	545,065	561,440	16,375	—
Expiring 05/25/23	BNYM	MXN	7,489	399,616	411,138	11,522	—
Expiring 05/25/23	UBS	MXN	14,535	781,902	797,919	16,017	—
Expiring 05/25/23	UBS	MXN	14,225	777,027	780,898	3,871	—
Expiring 06/21/23	JPM	MXN	1,560	85,100	85,188	88	—
Expiring 06/21/23	JPM	MXN	826	44,948	45,088	140	—
New Taiwanese Dollar,
Expiring 05/03/23	CGM	TWD	1,900	63,004	62,403	—	(601)
Expiring 06/12/23	JPM	TWD	3,748	123,896	123,692	—	(204)
Expiring 06/15/23	BOA	TWD	47,148	1,557,846	1,556,624	—	(1,222)
Expiring 06/15/23	BOA	TWD	23,534	778,802	776,985	—	(1,817)
Expiring 06/15/23	SCB	TWD	23,172	771,039	765,022	—	(6,017)
New Zealand Dollar,
Expiring 04/04/23	BNP	NZD	225	138,580	140,696	2,116	—
Expiring 04/04/23	GS	NZD	1,660	1,016,244	1,038,024	21,780	—
Expiring 04/04/23	GS	NZD	1,550	969,789	969,239	—	(550)
Expiring 04/04/23	GS	NZD	1,035	632,733	647,202	14,469	—
Expiring 04/04/23	GS	NZD	555	341,172	347,050	5,878	—
Expiring 04/04/23	GS	NZD	550	343,230	343,923	693	—
A37

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/04/23	GS	NZD	550	$340,918	$343,924	$3,006	$—
Expiring 04/04/23	GS	NZD	550	342,025	343,923	1,898	—
Expiring 04/04/23	GS	NZD	550	339,732	343,923	4,191	—
Expiring 04/04/23	GS	NZD	540	337,195	337,670	475	—
Expiring 04/04/23	GS	NZD	537	332,254	335,794	3,540	—
Expiring 04/04/23	GS	NZD	515	314,557	322,038	7,481	—
Expiring 04/04/23	GS	NZD	515	314,656	322,038	7,382	—
Expiring 04/04/23	GS	NZD	510	315,598	318,911	3,313	—
Expiring 04/04/23	GS	NZD	70	43,906	43,772	—	(134)
Expiring 04/04/23	JPS	NZD	70	43,771	43,772	1	—
Expiring 04/04/23	JPS	NZD	70	43,262	43,772	510	—
Expiring 04/04/23	MSC	NZD	1,123	694,980	702,229	7,249	—
Expiring 04/04/23	MSC	NZD	1,115	698,898	697,228	—	(1,670)
Expiring 04/04/23	MSC	NZD	550	340,775	343,923	3,148	—
Expiring 04/04/23	MSC	NZD	386	237,121	241,371	4,250	—
Expiring 04/04/23	MSC	NZD	135	83,842	84,418	576	—
Expiring 04/04/23	SSB	NZD	65	40,276	40,645	369	—
Expiring 04/04/23	UBS	NZD	4,541	2,838,125	2,839,557	1,432	—
Expiring 04/04/23	UBS	NZD	1,190	743,750	744,125	375	—
Expiring 04/04/23	UBS	NZD	510	316,311	318,911	2,600	—
Expiring 04/04/23	UBS	NZD	265	164,036	165,709	1,673	—
Expiring 04/04/23	UBS	NZD	165	103,177	103,177	—	—
Expiring 04/20/23	BNP	NZD	1,198	753,515	749,383	—	(4,132)
Expiring 04/20/23	BNP	NZD	1,176	735,503	735,692	189	—
Expiring 04/20/23	BNYM	NZD	777	485,682	486,181	499	—
Expiring 04/20/23	BNYM	NZD	760	472,910	474,998	2,088	—
Expiring 04/20/23	BNYM	NZD	25	16,019	15,842	—	(177)
Expiring 04/20/23	BOA	NZD	1,296	799,183	810,728	11,545	—
Expiring 05/03/23	JPS	NZD	550	344,045	343,929	—	(116)
Expiring 06/21/23	JPM	NZD	324	198,052	202,278	4,226	—
Expiring 06/21/23	JPM	NZD	72	44,520	45,020	500	—
Expiring 06/21/23	JPM	NZD	52	32,866	32,767	—	(99)
Norwegian Krone,
Expiring 04/04/23	CGM	NOK	3,310	321,081	316,206	—	(4,875)
Expiring 04/04/23	CGM	NOK	1,690	160,652	161,447	795	—
Expiring 04/04/23	CGM	NOK	1,560	151,484	149,028	—	(2,456)
Expiring 04/04/23	GS	NOK	3,710	347,953	354,418	6,465	—
Expiring 04/04/23	GS	NOK	3,710	347,307	354,418	7,111	—
Expiring 04/04/23	GS	NOK	890	84,799	85,022	223	—
Expiring 04/04/23	JPS	NOK	410	39,298	39,167	—	(131)
Expiring 04/04/23	JPS	NOK	410	39,220	39,168	—	(52)
Expiring 04/04/23	UBS	NOK	3,845	372,858	367,315	—	(5,543)
Expiring 04/04/23	UBS	NOK	1,994	191,033	190,488	—	(545)
Expiring 04/04/23	UBS	NOK	1,040	97,680	99,351	1,671	—
Expiring 04/21/23	BARC	NOK	8,093	789,831	773,741	—	(16,090)
Expiring 04/21/23	BNP	NOK	15,618	1,571,974	1,493,198	—	(78,776)
Expiring 04/21/23	BNP	NOK	7,965	774,465	761,481	—	(12,984)
Expiring 04/21/23	CITI	NOK	8,129	774,641	777,185	2,544	—
Expiring 04/21/23	UBS	NOK	8,129	789,427	777,185	—	(12,242)
Expiring 05/03/23	GS	NOK	3,570	342,177	341,506	—	(671)
Expiring 05/03/23	UBS	NOK	12,685	1,216,880	1,213,445	—	(3,435)
Expiring 06/21/23	JPM	NOK	187	18,089	17,970	—	(119)
Expiring 06/23/23	JPM	NOK	758	73,253	72,694	—	(559)
Peruvian Nuevo Sol,
Expiring 04/04/23	BARC	PEN	262	69,642	69,608	—	(34)
A38

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 04/04/23	BARC	PEN	25	$6,547	$6,642	$95	$—
Expiring 04/04/23	BOA	PEN	262	69,792	69,608	—	(184)
Expiring 04/04/23	BOA	PEN	25	6,645	6,642	—	(3)
Expiring 05/03/23	BOA	PEN	25	6,647	6,629	—	(18)
Philippine Peso,
Expiring 04/04/23	MSC	PHP	5,010	90,884	92,249	1,365	—
Expiring 05/03/23	MSC	PHP	5,010	92,041	92,286	245	—
Polish Zloty,
Expiring 04/04/23	BOA	PLN	590	135,690	136,655	965	—
Expiring 04/04/23	BOA	PLN	505	117,564	116,967	—	(597)
Expiring 04/04/23	BOA	PLN	499	115,395	115,577	182	—
Expiring 04/04/23	BOA	PLN	395	89,873	91,489	1,616	—
Expiring 04/04/23	BOA	PLN	91	21,064	21,077	13	—
Expiring 04/04/23	MSC	PLN	1,155	268,218	267,518	—	(700)
Expiring 04/04/23	MSC	PLN	400	91,262	92,647	1,385	—
Expiring 04/27/23	BOA	PLN	3,670	830,757	848,713	17,956	—
Expiring 04/27/23	BOA	PLN	3,393	765,426	784,735	19,309	—
Expiring 04/27/23	DB	PLN	3,433	786,703	794,048	7,345	—
Expiring 04/27/23	JPM	PLN	3,394	763,522	784,909	21,387	—
Expiring 04/27/23	JPM	PLN	3,393	765,389	784,710	19,321	—
Expiring 05/02/23	MSC	PLN	286	66,303	66,127	—	(176)
Romanian Leu,
Expiring 04/04/23	BNP	RON	343	75,252	75,170	—	(82)
Singapore Dollar,
Expiring 04/04/23	BARC	SGD	155	114,881	116,486	1,605	—
Expiring 04/04/23	HSBCS	SGD	150	111,403	112,728	1,325	—
Expiring 04/04/23	HSBCS	SGD	140	104,307	105,213	906	—
Expiring 04/04/23	JPS	SGD	265	196,995	199,153	2,158	—
Expiring 04/04/23	JPS	SGD	216	159,933	162,329	2,396	—
Expiring 04/04/23	MSC	SGD	717	539,219	538,840	—	(379)
Expiring 05/03/23	JPS	SGD	120	90,324	90,265	—	(59)
Expiring 05/03/23	JPS	SGD	45	33,868	33,850	—	(18)
Expiring 05/03/23	MSC	SGD	461	346,992	346,768	—	(224)
Expiring 05/15/23	BARC	SGD	1,020	771,110	767,650	—	(3,460)
Expiring 05/15/23	BNP	SGD	1,043	780,279	784,729	4,450	—
Expiring 05/15/23	BOA	SGD	1,039	773,079	782,217	9,138	—
Expiring 06/21/23	JPM	SGD	400	298,340	301,687	3,347	—
Expiring 06/21/23	JPM	SGD	96	71,000	72,048	1,048	—
South African Rand,
Expiring 04/04/23	GS	ZAR	3,670	196,237	206,051	9,814	—
Expiring 04/04/23	MSC	ZAR	23,357	1,285,329	1,311,372	26,043	—
Expiring 04/20/23	BNP	ZAR	14,356	773,509	804,838	31,329	—
Expiring 04/20/23	BNYM	ZAR	1,275	70,859	71,466	607	—
Expiring 06/21/23	JPM	ZAR	495	27,098	27,617	519	—
South Korean Won,
Expiring 04/04/23	BARC	KRW	623,170	481,064	477,800	—	(3,264)
Expiring 04/04/23	BARC	KRW	112,330	87,328	86,126	—	(1,202)
Expiring 04/04/23	BARC	KRW	111,780	84,810	85,704	894	—
Expiring 04/04/23	BNP	KRW	1,847,919	1,419,151	1,416,844	—	(2,307)
Expiring 04/04/23	BNP	KRW	844,140	651,644	647,222	—	(4,422)
Expiring 04/04/23	BNP	KRW	162,890	123,283	124,892	1,609	—
Expiring 04/04/23	BOA	KRW	418,920	322,122	321,196	—	(926)
Expiring 04/04/23	BOA	KRW	57,154	44,121	43,822	—	(299)
Expiring 04/04/23	CGM	KRW	422,870	322,531	324,225	1,694	—
Expiring 04/04/23	CGM	KRW	419,440	318,361	321,595	3,234	—
A39

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 04/04/23	GS	KRW	419,440	$318,083	$321,595	$3,512	$—
Expiring 04/04/23	GS	KRW	105,920	80,640	81,212	572	—
Expiring 04/04/23	GS	KRW	41,235	31,832	31,616	—	(216)
Expiring 04/04/23	JPS	KRW	898,520	692,128	688,917	—	(3,211)
Expiring 04/04/23	JPS	KRW	440,320	339,073	337,604	—	(1,469)
Expiring 04/04/23	JPS	KRW	423,640	321,646	324,815	3,169	—
Expiring 04/04/23	JPS	KRW	119,150	90,388	91,355	967	—
Expiring 04/04/23	JPS	KRW	112,350	85,796	86,141	345	—
Expiring 04/04/23	JPS	KRW	112,130	86,258	85,972	—	(286)
Expiring 04/04/23	MSC	KRW	902,460	696,665	691,938	—	(4,727)
Expiring 04/04/23	MSC	KRW	448,150	345,036	343,607	—	(1,429)
Expiring 04/26/23	CITI	KRW	971,806	763,626	744,994	—	(18,632)
Expiring 04/26/23	MSC	KRW	2,025,314	1,660,848	1,552,622	—	(108,226)
Expiring 04/26/23	MSC	KRW	196,879	150,324	150,929	605	—
Expiring 04/26/23	SCB	KRW	1,090,191	837,330	835,749	—	(1,581)
Expiring 04/26/23	SCB	KRW	1,049,841	830,886	804,817	—	(26,069)
Expiring 04/26/23	SCB	KRW	1,020,496	784,249	782,321	—	(1,928)
Expiring 04/26/23	SCB	KRW	985,670	760,800	755,622	—	(5,178)
Expiring 05/03/23	BNP	KRW	1,007,030	774,898	772,338	—	(2,560)
Expiring 05/03/23	CGM	KRW	446,130	342,913	342,157	—	(756)
Expiring 06/21/23	JPM	KRW	58,120	45,027	44,705	—	(322)
Expiring 06/22/23	JPM	KRW	444,682	342,176	342,060	—	(116)
Swedish Krona,
Expiring 04/04/23	BARC	SEK	4,526	434,315	436,172	1,857	—
Expiring 04/04/23	BNP	SEK	9,175	883,828	884,197	369	—
Expiring 04/04/23	CGM	SEK	3,530	338,515	340,187	1,672	—
Expiring 04/04/23	CGM	SEK	2,130	202,668	205,269	2,601	—
Expiring 04/04/23	CGM	SEK	1,926	181,276	185,609	4,333	—
Expiring 04/04/23	CGM	SEK	1,830	172,852	176,357	3,505	—
Expiring 04/04/23	CGM	SEK	1,084	101,752	104,466	2,714	—
Expiring 04/04/23	GS	SEK	3,550	346,685	342,115	—	(4,570)
Expiring 04/04/23	GS	SEK	3,390	316,855	326,695	9,840	—
Expiring 04/04/23	GS	SEK	920	87,124	88,661	1,537	—
Expiring 04/04/23	GS	SEK	910	85,725	87,697	1,972	—
Expiring 04/04/23	JPS	SEK	3,660	346,584	352,715	6,131	—
Expiring 04/04/23	JPS	SEK	3,390	317,066	326,695	9,629	—
Expiring 04/04/23	JPS	SEK	910	86,237	87,697	1,460	—
Expiring 04/04/23	JPS	SEK	910	87,289	87,697	408	—
Expiring 04/04/23	JPS	SEK	220	20,799	21,202	403	—
Expiring 04/04/23	JPS	SEK	220	20,682	21,202	520	—
Expiring 04/04/23	UBS	SEK	2,180	210,156	210,088	—	(68)
Expiring 04/21/23	BNP	SEK	16,412	1,580,467	1,583,130	2,663	—
Expiring 04/21/23	BOA	SEK	8,009	763,052	772,538	9,486	—
Expiring 04/21/23	MSC	SEK	8,232	787,135	794,128	6,993	—
Expiring 05/03/23	BARC	SEK	2,965	285,003	286,203	1,200	—
Expiring 06/21/23	JPM	SEK	3,452	332,690	334,017	1,327	—
Swiss Franc,
Expiring 04/04/23	BARC	CHF	40	44,026	43,737	—	(289)
Expiring 04/04/23	BNP	CHF	710	774,694	776,330	1,636	—
Expiring 04/04/23	BNP	CHF	524	571,746	572,954	1,208	—
Expiring 04/04/23	BOA	CHF	320	348,766	349,895	1,129	—
Expiring 04/04/23	BOA	CHF	35	37,242	38,270	1,028	—
Expiring 04/04/23	CGM	CHF	630	689,655	688,856	—	(799)
Expiring 04/04/23	CGM	CHF	590	629,861	645,119	15,258	—
Expiring 04/04/23	CGM	CHF	470	511,141	513,909	2,768	—
A40

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/04/23	CGM	CHF	320	$345,017	$349,895	$4,878	$—
Expiring 04/04/23	GS	CHF	625	679,614	683,390	3,776	—
Expiring 04/04/23	GS	CHF	315	342,570	344,428	1,858	—
Expiring 04/04/23	GS	CHF	315	344,762	344,429	—	(333)
Expiring 04/04/23	GS	CHF	295	314,375	322,560	8,185	—
Expiring 04/04/23	GS	CHF	80	86,538	87,474	936	—
Expiring 04/04/23	GS	CHF	80	87,593	87,473	—	(120)
Expiring 04/04/23	GS	CHF	40	43,453	43,737	284	—
Expiring 04/04/23	GS	CHF	40	43,246	43,737	491	—
Expiring 04/04/23	GS	CHF	40	43,448	43,737	289	—
Expiring 04/04/23	JPS	CHF	320	351,057	349,895	—	(1,162)
Expiring 04/04/23	JPS	CHF	320	348,330	349,895	1,565	—
Expiring 04/04/23	JPS	CHF	315	341,582	344,429	2,847	—
Expiring 04/04/23	JPS	CHF	75	80,618	82,007	1,389	—
Expiring 04/04/23	JPS	CHF	40	43,175	43,737	562	—
Expiring 04/04/23	JPS	CHF	40	43,641	43,737	96	—
Expiring 04/04/23	MSC	CHF	615	673,803	672,455	—	(1,348)
Expiring 04/04/23	MSC	CHF	320	346,494	349,895	3,401	—
Expiring 04/04/23	MSC	CHF	320	347,729	349,896	2,167	—
Expiring 04/04/23	MSC	CHF	310	339,005	338,961	—	(44)
Expiring 04/04/23	MSC	CHF	40	43,768	43,736	—	(32)
Expiring 04/04/23	UBS	CHF	960	1,039,540	1,049,686	10,146	—
Expiring 04/04/23	UBS	CHF	640	691,716	699,791	8,075	—
Expiring 04/04/23	UBS	CHF	635	686,738	694,323	7,585	—
Expiring 04/04/23	UBS	CHF	635	685,567	694,323	8,756	—
Expiring 04/04/23	UBS	CHF	320	347,679	349,896	2,217	—
Expiring 04/04/23	UBS	CHF	300	321,860	328,027	6,167	—
Expiring 04/04/23	UBS	CHF	295	314,418	322,560	8,142	—
Expiring 06/21/23	JPM	CHF	495	546,943	545,622	—	(1,321)
Expiring 06/21/23	JPM	CHF	101	109,561	111,376	1,815	—
Expiring 06/21/23	JPM	CHF	100	110,727	110,524	—	(203)
Expiring 06/21/23	JPM	CHF	42	45,971	46,114	143	—
Expiring 06/21/23	JPM	CHF	41	45,060	44,886	—	(174)
Thai Baht,
Expiring 04/04/23	BARC	THB	14,501	424,378	424,238	—	(140)
Expiring 04/04/23	BARC	THB	6,940	203,162	203,035	—	(127)
Expiring 04/04/23	BARC	THB	3,756	109,921	109,885	—	(36)
Expiring 04/27/23	BNYM	THB	99	2,916	2,919	3	—
Turkish Lira,
Expiring 04/04/23	BARC	TRY	226	11,759	11,737	—	(22)
Expiring 06/21/23	JPM	TRY	1,132	56,184	51,598	—	(4,586)
Expiring 06/21/23	JPM	TRY	353	17,091	16,109	—	(982)
				$230,733,533	$231,585,184	1,402,619	(550,968)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/04/23	BARC	AUD	2,632	$1,775,787	$1,759,615	$16,172	$—
Expiring 04/04/23	BARC	AUD	123	82,987	82,231	756	—
Expiring 04/04/23	GS	AUD	480	317,297	320,903	—	(3,606)
Expiring 04/04/23	JPS	AUD	130	86,086	86,911	—	(825)
Expiring 04/04/23	JPS	AUD	130	86,427	86,911	—	(484)
A41

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/04/23	TD	AUD	320	$214,304	$213,935	$369	$—
Expiring 04/04/23	UBS	AUD	1,030	684,208	688,603	—	(4,395)
Expiring 04/04/23	UBS	AUD	950	640,682	635,119	5,563	—
Expiring 04/04/23	UBS	AUD	280	188,065	187,193	872	—
Expiring 04/13/23	ANZ	AUD	1,252	841,248	836,991	4,257	—
Expiring 04/13/23	BNP	AUD	1,268	873,679	847,963	25,716	—
Expiring 04/13/23	BNYM	AUD	179	124,525	120,005	4,520	—
Expiring 04/13/23	BNYM	AUD	128	87,222	85,664	1,558	—
Expiring 04/13/23	BNYM	AUD	118	82,133	79,152	2,981	—
Expiring 04/13/23	BNYM	AUD	13	9,409	9,024	385	—
Expiring 04/13/23	MSC	AUD	7,391	5,170,430	4,943,131	227,299	—
Expiring 05/03/23	GS	AUD	335	224,603	224,196	407	—
Expiring 05/03/23	GS	AUD	130	86,929	87,001	—	(72)
Expiring 05/03/23	TD	AUD	2,632	1,764,480	1,761,443	3,037	—
Expiring 05/03/23	TD	AUD	123	82,459	82,317	142	—
Expiring 06/21/23	JPM	AUD	349	231,061	233,752	—	(2,691)
Expiring 06/21/23	JPM	AUD	149	99,026	100,163	—	(1,137)
Expiring 06/21/23	JPM	AUD	108	71,589	72,412	—	(823)
Expiring 06/21/23	JPM	AUD	69	46,017	46,277	—	(260)
Expiring 06/21/23	JPM	AUD	68	45,023	45,313	—	(290)
Expiring 06/21/23	JPM	AUD	68	45,549	45,623	—	(74)
Brazilian Real,
Expiring 04/04/23	CGM	BRL	843	162,792	166,233	—	(3,441)
Expiring 04/04/23	CGM	BRL	658	125,381	129,752	—	(4,371)
Expiring 04/04/23	CGM	BRL	470	89,626	92,680	—	(3,054)
Expiring 04/04/23	CGM	BRL	338	63,427	66,651	—	(3,224)
Expiring 04/04/23	CGM	BRL	282	53,612	55,608	—	(1,996)
Expiring 04/04/23	CGM	BRL	207	39,357	40,818	—	(1,461)
Expiring 04/04/23	CGM	BRL	188	35,742	37,072	—	(1,330)
Expiring 04/04/23	CGM	BRL	169	31,743	33,325	—	(1,582)
Expiring 04/04/23	CGM	BRL	168	31,472	33,128	—	(1,656)
Expiring 04/04/23	CGM	BRL	75	14,252	14,790	—	(538)
Expiring 04/04/23	CITI	BRL	12,320	2,425,011	2,429,400	—	(4,389)
Expiring 04/04/23	GS	BRL	1,588	312,574	313,140	—	(566)
Expiring 04/04/23	JPM	BRL	2,454	468,568	483,888	—	(15,320)
Expiring 04/04/23	JPM	BRL	141	26,898	27,857	—	(959)
Expiring 04/04/23	MSC	BRL	12,320	2,385,429	2,429,400	—	(43,971)
Expiring 05/03/23	CITI	BRL	12,320	2,377,076	2,417,000	—	(39,924)
Expiring 05/03/23	JPM	BRL	121	23,000	23,766	—	(766)
British Pound,
Expiring 04/04/23	BARC	GBP	285	341,675	351,605	—	(9,930)
Expiring 04/04/23	BARC	GBP	149	180,473	183,821	—	(3,348)
Expiring 04/04/23	BARC	GBP	70	85,946	86,359	—	(413)
Expiring 04/04/23	BARC	GBP	35	42,225	43,180	—	(955)
Expiring 04/04/23	BMO	GBP	94	113,773	115,968	—	(2,195)
Expiring 04/04/23	BNP	GBP	2,678	3,224,880	3,303,853	—	(78,973)
Expiring 04/04/23	BNP	GBP	2,653	3,194,774	3,273,010	—	(78,236)
Expiring 04/04/23	BNP	GBP	445	535,874	548,997	—	(13,123)
Expiring 04/04/23	DB	GBP	27	32,543	33,310	—	(767)
Expiring 04/04/23	GS	GBP	286	346,229	352,839	—	(6,610)
Expiring 04/04/23	GS	GBP	282	340,058	347,904	—	(7,846)
Expiring 04/04/23	GS	GBP	268	319,390	330,633	—	(11,243)
Expiring 04/04/23	GS	GBP	268	319,526	330,632	—	(11,106)
Expiring 04/04/23	GS	GBP	137	162,308	169,018	—	(6,710)
Expiring 04/04/23	GS	GBP	95	116,116	117,202	—	(1,086)
A42

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/04/23	GS	GBP	71	$86,904	$87,593	$—	$(689)
Expiring 04/04/23	GS	GBP	35	43,010	43,179	—	(169)
Expiring 04/04/23	JPS	GBP	72	87,062	88,827	—	(1,765)
Expiring 04/04/23	JPS	GBP	71	86,384	87,593	—	(1,209)
Expiring 04/04/23	JPS	GBP	71	85,170	87,593	—	(2,423)
Expiring 04/04/23	JPS	GBP	67	79,868	82,658	—	(2,790)
Expiring 04/04/23	SSB	GBP	920	1,113,787	1,135,006	—	(21,219)
Expiring 05/03/23	BNP	GBP	242	299,409	298,736	673	—
Expiring 05/03/23	HSBCS	GBP	277	342,988	341,941	1,047	—
Expiring 05/03/23	JPS	GBP	154	189,945	190,104	—	(159)
Expiring 05/03/23	TD	GBP	3,612	4,461,568	4,458,820	2,748	—
Expiring 05/03/23	TD	GBP	2,524	3,117,662	3,115,742	1,920	—
Expiring 05/03/23	TD	GBP	390	481,731	481,434	297	—
Expiring 05/03/23	TD	GBP	278	344,712	343,176	1,536	—
Expiring 05/16/23	JPM	GBP	1,476	1,787,146	1,822,776	—	(35,630)
Expiring 05/24/23	BNYM	GBP	133	163,577	164,857	—	(1,280)
Expiring 06/21/23	JPM	GBP	519	616,742	641,721	—	(24,979)
Expiring 06/21/23	JPM	GBP	37	45,716	45,589	127	—
Canadian Dollar,
Expiring 04/04/23	BNP	CAD	870	637,970	643,762	—	(5,792)
Expiring 04/04/23	BNP	CAD	655	473,560	484,671	—	(11,111)
Expiring 04/04/23	BOA	CAD	475	347,490	351,480	—	(3,990)
Expiring 04/04/23	GS	CAD	240	175,544	177,590	—	(2,046)
Expiring 04/04/23	GS	CAD	225	163,232	166,490	—	(3,258)
Expiring 04/04/23	GS	CAD	220	161,493	162,790	—	(1,297)
Expiring 04/04/23	GS	CAD	195	141,305	144,290	—	(2,985)
Expiring 04/04/23	JPS	CAD	475	348,910	351,479	—	(2,569)
Expiring 04/04/23	MSC	CAD	1,402	1,033,685	1,037,418	—	(3,733)
Expiring 04/04/23	SSB	CAD	535	388,390	395,877	—	(7,487)
Expiring 04/04/23	TD	CAD	71	52,046	52,537	—	(491)
Expiring 04/04/23	UBS	CAD	5,737	4,223,721	4,245,128	—	(21,407)
Expiring 04/04/23	UBS	CAD	470	341,408	347,779	—	(6,371)
Expiring 05/03/23	GS	CAD	470	346,534	347,934	—	(1,400)
Expiring 05/03/23	JPS	CAD	465	343,888	344,232	—	(344)
Expiring 05/03/23	JPS	CAD	115	85,093	85,133	—	(40)
Expiring 05/03/23	MSC	CAD	6,343	4,678,671	4,695,617	—	(16,946)
Expiring 05/03/23	MSC	CAD	100	73,761	74,028	—	(267)
Expiring 05/03/23	SSB	CAD	127	94,001	94,016	—	(15)
Expiring 06/01/23	JPM	CAD	327	241,248	242,484	—	(1,236)
Expiring 06/09/23	MSC	CAD	3,869	2,836,029	2,866,094	—	(30,065)
Expiring 06/21/23	JPM	CAD	366	269,028	271,346	—	(2,318)
Expiring 06/21/23	JPM	CAD	353	259,016	261,202	—	(2,186)
Expiring 06/21/23	JPM	CAD	151	110,018	111,957	—	(1,939)
Expiring 06/21/23	JPM	CAD	149	109,561	110,336	—	(775)
Expiring 06/21/23	JPM	CAD	149	109,705	110,738	—	(1,033)
Expiring 06/21/23	JPM	CAD	62	45,110	45,714	—	(604)
Chilean Peso,
Expiring 04/03/23	JPM	CLP	47,216	54,447	59,374	—	(4,927)
Expiring 04/03/23	JPM	CLP	36,031	44,001	45,309	—	(1,308)
Expiring 04/04/23	BOA	CLP	113,950	136,418	143,271	—	(6,853)
Expiring 04/04/23	DB	CLP	52,900	64,496	66,511	—	(2,015)
Expiring 04/04/23	MSC	CLP	244,900	293,511	307,916	—	(14,405)
Expiring 04/04/23	MSC	CLP	221,510	280,248	278,507	1,741	—
Expiring 04/04/23	MSC	CLP	66,408	79,590	83,496	—	(3,906)
Expiring 04/04/23	MSC	CLP	56,975	67,933	71,636	—	(3,703)
A43

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 04/04/23	MSC	CLP	34,185	$40,994	$42,981	$—	$(1,987)
Expiring 04/04/23	MSC	CLP	22,790	27,267	28,654	—	(1,387)
Expiring 04/04/23	SCS	CLP	52,900	64,552	66,512	—	(1,960)
Expiring 04/04/23	SCS	CLP	22,290	27,084	28,026	—	(942)
Expiring 04/04/23	SCS	CLP	22,290	27,035	28,026	—	(991)
Expiring 04/04/23	SCS	CLP	22,290	27,043	28,026	—	(983)
Expiring 04/04/23	SCS	CLP	22,290	27,075	28,026	—	(951)
Expiring 05/03/23	MSC	CLP	318,060	400,101	398,694	1,407	—
Expiring 05/03/23	MSC	CLP	66,408	83,537	83,243	294	—
Expiring 05/17/23	BOA	CLP	608,669	757,990	761,577	—	(3,587)
Expiring 05/17/23	HSBCS	CLP	663,593	821,434	830,298	—	(8,864)
Expiring 06/29/23	JPM	CLP	37,520	46,000	46,730	—	(730)
Chinese Renminbi,
Expiring 04/04/23	GS	CNH	2,038	295,853	296,616	—	(763)
Expiring 04/04/23	GS	CNH	547	79,325	79,612	—	(287)
Expiring 04/04/23	JPS	CNH	1,467	212,905	213,511	—	(606)
Expiring 04/04/23	JPS	CNH	505	73,290	73,499	—	(209)
Expiring 04/04/23	RBC	CNH	546	79,066	79,466	—	(400)
Expiring 04/04/23	UBS	CNH	556	80,429	80,922	—	(493)
Expiring 05/04/23	GS	CNH	505	73,486	73,674	—	(188)
Expiring 05/04/23	SSB	CNH	1,300	189,420	189,654	—	(234)
Expiring 06/21/23	JPM	CNH	1,237	180,993	181,202	—	(209)
Expiring 06/21/23	JPM	CNH	308	45,027	45,110	—	(83)
Expiring 01/24/24	BOA	CNH	1,109	167,144	164,651	2,493	—
Colombian Peso,
Expiring 04/04/23	BNP	COP	871,582	180,517	187,047	—	(6,530)
Expiring 04/04/23	BNP	COP	449,122	93,020	96,385	—	(3,365)
Expiring 04/04/23	BNP	COP	247,800	51,714	53,179	—	(1,465)
Expiring 04/04/23	BNP	COP	247,800	51,830	53,179	—	(1,349)
Expiring 04/04/23	BOA	COP	556,078	120,051	119,337	714	—
Expiring 04/04/23	CGM	COP	1,014,578	218,373	217,735	638	—
Expiring 04/04/23	CGM	COP	442,600	93,042	94,985	—	(1,943)
Expiring 04/04/23	GS	COP	453,100	94,141	97,238	—	(3,097)
Expiring 04/04/23	MSC	COP	423,700	91,195	90,928	267	—
Expiring 04/04/23	SCS	COP	106,100	22,836	22,769	67	—
Expiring 05/03/23	BNP	COP	871,582	186,997	185,882	1,115	—
Czech Koruna,
Expiring 04/04/23	CGM	CZK	4,780	216,878	220,839	—	(3,961)
Expiring 04/04/23	CGM	CZK	3,920	173,793	181,106	—	(7,313)
Expiring 04/04/23	TD	CZK	6,026	274,084	278,405	—	(4,321)
Expiring 04/04/23	TD	CZK	3,664	166,652	169,279	—	(2,627)
Expiring 05/03/23	TD	CZK	5,791	267,313	267,141	172	—
Expiring 05/03/23	TD	CZK	3,304	152,513	152,415	98	—
Expiring 05/30/23	JPM	CZK	1,740	78,331	80,175	—	(1,844)
Expiring 06/21/23	JPM	CZK	1,700	75,543	78,247	—	(2,704)
Danish Krone,
Expiring 04/04/23	BARC	DKK	2,935	421,441	427,369	—	(5,928)
Expiring 05/03/23	BARC	DKK	2,935	429,144	428,191	953	—
Expiring 06/20/23	JPM	DKK	647	93,952	94,673	—	(721)
Euro,
Expiring 04/03/23	JPM	EUR	7,471	7,960,847	8,103,633	—	(142,786)
Expiring 04/03/23	JPM	EUR	610	664,113	661,427	2,686	—
Expiring 04/03/23	JPM	EUR	360	390,734	390,866	—	(132)
Expiring 04/03/23	JPM	EUR	261	282,098	283,447	—	(1,349)
Expiring 04/03/23	JPM	EUR	206	224,659	223,011	1,648	—
A44

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/03/23	JPM	EUR	176	$189,575	$191,190	$—	$(1,615)
Expiring 04/03/23	JPM	EUR	143	151,116	154,825	—	(3,709)
Expiring 04/03/23	JPM	EUR	93	101,916	100,904	1,012	—
Expiring 04/03/23	JPM	EUR	83	90,319	89,515	804	—
Expiring 04/03/23	JPM	EUR	78	84,335	84,655	—	(320)
Expiring 04/03/23	JPM	EUR	75	81,031	80,869	162	—
Expiring 04/03/23	JPM	EUR	52	55,327	56,513	—	(1,186)
Expiring 04/04/23	BARC	EUR	167	176,917	181,151	—	(4,234)
Expiring 04/04/23	BARC	EUR	141	149,377	152,948	—	(3,571)
Expiring 04/04/23	BARC	EUR	59	62,395	64,000	—	(1,605)
Expiring 04/04/23	CGM	EUR	497	533,499	539,114	—	(5,615)
Expiring 04/04/23	CGM	EUR	59	62,248	64,000	—	(1,752)
Expiring 04/04/23	MSC	EUR	718	770,991	778,840	—	(7,849)
Expiring 04/04/23	MSC	EUR	318	339,540	344,946	—	(5,406)
Expiring 04/04/23	SSB	EUR	2,635	2,819,890	2,858,279	—	(38,389)
Expiring 04/04/23	SSB	EUR	774	830,689	839,585	—	(8,896)
Expiring 04/04/23	SSB	EUR	82	87,253	88,949	—	(1,696)
Expiring 04/04/23	TD	EUR	29,204	31,188,996	31,678,629	—	(489,633)
Expiring 04/04/23	TD	EUR	3,379	3,608,671	3,665,323	—	(56,652)
Expiring 04/04/23	TD	EUR	97	103,145	105,220	—	(2,075)
Expiring 04/04/23	UBS	EUR	353	372,531	382,912	—	(10,381)
Expiring 04/04/23	UBS	EUR	142	152,034	154,033	—	(1,999)
Expiring 04/20/23	JPM	EUR	6,129	6,601,617	6,654,084	—	(52,467)
Expiring 04/20/23	JPM	EUR	98	105,769	106,600	—	(831)
Expiring 04/20/23	JPM	EUR	24	25,859	26,433	—	(574)
Expiring 04/20/23	MSC	EUR	4,327	4,594,322	4,697,975	—	(103,653)
Expiring 04/27/23	MSC	EUR	4,327	4,600,381	4,699,834	—	(99,453)
Expiring 04/28/23	BOA	EUR	317	346,454	344,326	2,128	—
Expiring 04/28/23	JPS	EUR	318	344,961	345,412	—	(451)
Expiring 04/28/23	MSC	EUR	317	343,771	344,326	—	(555)
Expiring 04/28/23	SCS	EUR	318	344,880	345,412	—	(532)
Expiring 05/03/23	BARC	EUR	40	43,398	43,461	—	(63)
Expiring 05/03/23	BNP	EUR	611	664,882	663,860	1,022	—
Expiring 05/03/23	BOA	EUR	90	97,644	97,787	—	(143)
Expiring 05/03/23	GS	EUR	79	86,240	85,835	405	—
Expiring 05/03/23	HSBCS	EUR	31,873	34,610,954	34,630,489	—	(19,535)
Expiring 05/03/23	HSBCS	EUR	4,269	4,635,716	4,638,333	—	(2,617)
Expiring 05/03/23	HSBCS	EUR	35	38,007	38,028	—	(21)
Expiring 05/03/23	JPS	EUR	181	196,741	196,659	82	—
Expiring 05/03/23	MSC	EUR	116	126,210	126,035	175	—
Expiring 05/11/23	JPM	EUR	744	788,603	809,015	—	(20,412)
Expiring 05/11/23	JPM	EUR	729	775,432	792,901	—	(17,469)
Expiring 05/11/23	JPM	EUR	516	546,629	560,674	—	(14,045)
Expiring 05/11/23	JPM	EUR	219	233,928	238,136	—	(4,208)
Expiring 05/11/23	JPM	EUR	175	185,205	190,049	—	(4,844)
Expiring 05/11/23	JPM	EUR	166	179,521	180,390	—	(869)
Expiring 05/11/23	JPM	EUR	130	139,159	141,291	—	(2,132)
Expiring 06/21/23	JPM	EUR	223	239,125	242,972	—	(3,847)
Expiring 06/21/23	JPM	EUR	123	133,076	134,473	—	(1,397)
Expiring 06/21/23	JPM	EUR	68	72,336	74,090	—	(1,754)
Expiring 06/21/23	JPM	EUR	49	52,058	53,479	—	(1,421)
Expiring 06/21/23	JPM	EUR	43	46,212	46,947	—	(735)
Expiring 06/26/23	JPM	EUR	7,792	8,539,093	8,491,943	47,150	—
Hungarian Forint,
Expiring 04/04/23	BARC	HUF	77,700	212,777	221,477	—	(8,700)
A45

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 04/04/23	BARC	HUF	76,400	$212,931	$217,772	$—	$(4,841)
Expiring 04/04/23	BARC	HUF	76,100	211,202	216,916	—	(5,714)
Expiring 04/04/23	BARC	HUF	41,200	112,161	117,437	—	(5,276)
Expiring 04/04/23	BARC	HUF	35,000	91,960	99,765	—	(7,805)
Expiring 04/04/23	BARC	HUF	29,430	76,905	83,888	—	(6,983)
Expiring 04/04/23	BOA	HUF	70,900	194,094	202,094	—	(8,000)
Expiring 04/04/23	MSC	HUF	34,857	97,822	99,357	—	(1,535)
Expiring 04/04/23	SCS	HUF	28,700	80,648	81,807	—	(1,159)
Expiring 04/04/23	SCS	HUF	3,270	8,543	9,321	—	(778)
Expiring 04/04/23	UBS	HUF	17,789	48,777	50,706	—	(1,929)
Expiring 05/03/23	MSC	HUF	239,947	678,449	677,463	986	—
Expiring 05/03/23	MSC	HUF	52,646	148,856	148,640	216	—
Expiring 06/21/23	JPM	HUF	17,477	47,025	48,614	—	(1,589)
Indian Rupee,
Expiring 04/03/23	CGM	INR	31,930	387,687	388,596	—	(909)
Expiring 04/03/23	GS	INR	9,350	112,970	113,791	—	(821)
Expiring 04/03/23	JPS	INR	31,540	382,951	383,849	—	(898)
Expiring 04/03/23	MSC	INR	26,936	327,131	327,817	—	(686)
Expiring 04/03/23	MSC	INR	26,936	327,290	327,817	—	(527)
Expiring 04/03/23	MSC	INR	7,990	96,457	97,240	—	(783)
Expiring 04/03/23	SCS	INR	7,742	94,002	94,222	—	(220)
Expiring 05/03/23	JPS	INR	10,165	123,429	123,478	—	(49)
Expiring 05/03/23	MSC	INR	3,665	44,502	44,520	—	(18)
Expiring 06/22/23	BOA	INR	64,790	783,213	785,332	—	(2,119)
Expiring 06/22/23	CITI	INR	62,849	756,029	761,798	—	(5,769)
Expiring 06/22/23	HSBCS	INR	64,230	777,452	778,539	—	(1,087)
Indonesian Rupiah,
Expiring 04/04/23	DB	IDR	1,219,000	79,455	81,451	—	(1,996)
Expiring 04/04/23	JPS	IDR	13,125,761	859,888	877,039	—	(17,151)
Expiring 04/04/23	JPS	IDR	1,219,000	81,391	81,451	—	(60)
Expiring 04/04/23	JPS	IDR	944,000	62,703	63,076	—	(373)
Expiring 04/13/23	MSC	IDR	5,296,346	345,782	354,257	—	(8,475)
Expiring 04/14/23	JPM	IDR	10,250,443	655,315	685,576	—	(30,261)
Expiring 04/14/23	JPM	IDR	3,390,034	226,078	226,735	—	(657)
Expiring 05/03/23	BNP	IDR	735,558	49,032	49,149	—	(117)
Expiring 05/03/23	JPS	IDR	13,125,761	871,680	877,042	—	(5,362)
Expiring 06/15/23	JPM	IDR	5,832,999	376,281	389,765	—	(13,484)
Israeli Shekel,
Expiring 04/04/23	BNP	ILS	320	89,046	88,992	54	—
Expiring 04/04/23	HSBCS	ILS	1,166	320,603	324,265	—	(3,662)
Expiring 04/04/23	HSBCS	ILS	865	237,840	240,557	—	(2,717)
Expiring 05/03/23	HSBCS	ILS	1,166	325,399	324,526	873	—
Expiring 05/03/23	HSBCS	ILS	650	181,398	180,911	487	—
Expiring 06/08/23	JPM	ILS	633	174,914	176,491	—	(1,577)
Expiring 06/21/23	JPM	ILS	209	58,486	58,327	159	—
Expiring 06/21/23	JPM	ILS	42	11,732	11,707	25	—
Japanese Yen,
Expiring 04/04/23	BARC	JPY	11,400	86,715	85,909	806	—
Expiring 04/04/23	BARC	JPY	5,700	42,567	42,954	—	(387)
Expiring 04/04/23	BNP	JPY	1,288,414	9,560,024	9,709,259	—	(149,235)
Expiring 04/04/23	CBA	JPY	42,727	322,607	321,983	624	—
Expiring 04/04/23	CGM	JPY	90,200	685,713	679,732	5,981	—
Expiring 04/04/23	CGM	JPY	21,386	157,193	161,161	—	(3,968)
Expiring 04/04/23	DB	JPY	86,100	630,815	648,834	—	(18,019)
Expiring 04/04/23	GS	JPY	138,800	1,031,809	1,045,972	—	(14,163)
A46

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/04/23	GS	JPY	112,800	$857,514	$850,041	$7,473	$—
Expiring 04/04/23	GS	JPY	109,000	804,994	821,404	—	(16,410)
Expiring 04/04/23	GS	JPY	92,500	680,674	697,064	—	(16,390)
Expiring 04/04/23	GS	JPY	92,500	681,379	697,064	—	(15,685)
Expiring 04/04/23	GS	JPY	90,000	671,004	678,224	—	(7,220)
Expiring 04/04/23	GS	JPY	46,300	341,086	348,909	—	(7,823)
Expiring 04/04/23	GS	JPY	45,700	345,627	344,387	1,240	—
Expiring 04/04/23	GS	JPY	45,400	347,627	342,126	5,501	—
Expiring 04/04/23	GS	JPY	45,100	345,916	339,866	6,050	—
Expiring 04/04/23	GS	JPY	43,500	320,638	327,808	—	(7,170)
Expiring 04/04/23	GS	JPY	43,000	314,844	324,040	—	(9,196)
Expiring 04/04/23	GS	JPY	43,000	315,144	324,040	—	(8,896)
Expiring 04/04/23	GS	JPY	22,900	173,435	172,570	865	—
Expiring 04/04/23	GS	JPY	11,400	86,455	85,909	546	—
Expiring 04/04/23	GS	JPY	11,300	86,824	85,155	1,669	—
Expiring 04/04/23	GS	JPY	5,700	43,249	42,954	295	—
Expiring 04/04/23	GS	JPY	5,700	42,914	42,955	—	(41)
Expiring 04/04/23	HSBCS	JPY	45,800	347,102	345,140	1,962	—
Expiring 04/04/23	HSBCS	JPY	45,700	342,813	344,388	—	(1,575)
Expiring 04/04/23	JPS	JPY	45,900	346,812	345,895	917	—
Expiring 04/04/23	JPS	JPY	43,400	318,734	327,055	—	(8,321)
Expiring 04/04/23	JPS	JPY	43,200	319,227	325,547	—	(6,320)
Expiring 04/04/23	JPS	JPY	11,400	87,089	85,909	1,180	—
Expiring 04/04/23	JPS	JPY	5,800	42,519	43,708	—	(1,189)
Expiring 04/04/23	JPS	JPY	5,700	43,242	42,954	288	—
Expiring 04/04/23	MSC	JPY	434,079	3,267,708	3,271,143	—	(3,435)
Expiring 04/04/23	MSC	JPY	90,900	693,390	685,006	8,384	—
Expiring 04/04/23	MSC	JPY	90,000	670,540	678,224	—	(7,684)
Expiring 04/04/23	MSC	JPY	45,800	346,060	345,140	920	—
Expiring 04/04/23	MSC	JPY	45,300	347,309	341,373	5,936	—
Expiring 04/04/23	MSC	JPY	45,100	345,386	339,866	5,520	—
Expiring 04/04/23	MSC	JPY	45,100	345,784	339,865	5,919	—
Expiring 04/04/23	MSC	JPY	45,100	345,819	339,866	5,953	—
Expiring 04/04/23	RBC	JPY	45,207	332,058	340,672	—	(8,614)
Expiring 04/04/23	SSB	JPY	11,400	83,604	85,909	—	(2,305)
Expiring 04/04/23	SSB	JPY	11,400	83,606	85,909	—	(2,303)
Expiring 04/04/23	TD	JPY	18,900	141,139	142,427	—	(1,288)
Expiring 04/17/23	BOA	JPY	420,750	3,294,922	3,177,442	117,480	—
Expiring 04/28/23	ANZ	JPY	108,662	837,328	822,140	15,188	—
Expiring 04/28/23	BNYM	JPY	62,199	476,625	470,599	6,026	—
Expiring 04/28/23	BNYM	JPY	62,149	471,100	470,217	883	—
Expiring 04/28/23	BNYM	JPY	58,370	445,785	441,627	4,158	—
Expiring 04/28/23	BOA	JPY	89,022	679,114	673,540	5,574	—
Expiring 04/28/23	CITI	JPY	414,985	3,195,214	3,139,776	55,438	—
Expiring 04/28/23	CITI	JPY	108,610	812,246	821,746	—	(9,500)
Expiring 04/28/23	RBS	JPY	221,987	1,689,525	1,679,550	9,975	—
Expiring 04/28/23	RBS	JPY	104,866	801,094	793,413	7,681	—
Expiring 04/28/23	RBS	JPY	100,597	768,753	761,117	7,636	—
Expiring 05/02/23	BNP	JPY	41,500	313,069	314,179	—	(1,110)
Expiring 05/02/23	MSC	JPY	1,379,990	10,430,267	10,447,305	—	(17,038)
Expiring 05/08/23	JPM	JPY	363,721	2,869,473	2,755,752	113,721	—
Expiring 06/07/23	JPM	JPY	1,148,429	8,671,957	8,736,687	—	(64,730)
Expiring 06/07/23	JPM	JPY	7,851	60,236	59,726	510	—
Expiring 06/12/23	JPM	JPY	440,405	3,360,131	3,352,889	7,242	—
Expiring 06/21/23	JPM	JPY	5,861	45,321	44,682	639	—
A47

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 06/26/23	MSC	JPY	146,650	$1,116,179	$1,118,813	$—	$(2,634)
Malaysian Ringgit,
Expiring 04/04/23	BNP	MYR	2,951	661,266	669,519	—	(8,253)
Expiring 05/03/23	BNP	MYR	181	41,086	41,174	—	(88)
Expiring 05/03/23	HSBCS	MYR	2,951	670,819	671,299	—	(480)
Expiring 06/22/23	MSC	MYR	1,866	418,674	425,819	—	(7,145)
Mexican Peso,
Expiring 04/04/23	BNP	MXN	920	49,688	51,014	—	(1,326)
Expiring 04/04/23	BNP	MXN	230	12,459	12,753	—	(294)
Expiring 04/04/23	BOA	MXN	4,000	213,570	221,798	—	(8,228)
Expiring 04/04/23	CGM	MXN	889	48,480	49,295	—	(815)
Expiring 04/04/23	GS	MXN	2,560	137,879	141,951	—	(4,072)
Expiring 04/04/23	SSB	MXN	3,450	186,655	191,301	—	(4,646)
Expiring 04/04/23	UBS	MXN	9,780	530,596	542,298	—	(11,702)
Expiring 04/04/23	UBS	MXN	8,963	486,271	496,995	—	(10,724)
Expiring 04/14/23	CITI	MXN	4,796	254,997	265,418	—	(10,421)
Expiring 04/14/23	CITI	MXN	556	28,492	30,747	—	(2,255)
Expiring 05/03/23	UBS	MXN	10,669	586,028	588,261	—	(2,233)
Expiring 05/03/23	UBS	MXN	8,273	454,421	456,152	—	(1,731)
Expiring 05/25/23	CITI	MXN	19,634	1,035,752	1,077,863	—	(42,111)
Expiring 05/25/23	JPM	MXN	14,052	736,030	771,407	—	(35,377)
Expiring 05/25/23	UBS	MXN	15,068	802,268	827,199	—	(24,931)
Expiring 05/25/23	UBS	MXN	13,891	762,316	762,579	—	(263)
Expiring 06/21/23	JPM	MXN	857	45,075	46,777	—	(1,702)
Expiring 06/21/23	JPM	MXN	845	45,004	46,136	—	(1,132)
Expiring 06/21/23	JPM	MXN	827	43,224	45,165	—	(1,941)
New Taiwanese Dollar,
Expiring 05/03/23	MSC	TWD	10,460	345,751	343,543	2,208	—
Expiring 05/08/23	JPM	TWD	2,212	72,834	72,693	141	—
Expiring 06/12/23	JPM	TWD	2,195	73,000	72,446	554	—
Expiring 06/15/23	CITI	TWD	23,096	762,519	762,542	—	(23)
Expiring 06/15/23	HSBCS	TWD	23,828	784,351	786,688	—	(2,337)
Expiring 06/15/23	HSBCS	TWD	23,768	785,930	784,727	1,203	—
New Zealand Dollar,
Expiring 04/04/23	BARC	NZD	555	346,710	347,050	—	(340)
Expiring 04/04/23	BOA	NZD	1,040	635,494	650,328	—	(14,834)
Expiring 04/04/23	BOA	NZD	65	40,320	40,646	—	(326)
Expiring 04/04/23	GS	NZD	1,115	695,163	697,226	—	(2,063)
Expiring 04/04/23	GS	NZD	1,105	686,216	690,974	—	(4,758)
Expiring 04/04/23	GS	NZD	1,040	636,813	650,328	—	(13,515)
Expiring 04/04/23	GS	NZD	1,025	629,412	640,949	—	(11,537)
Expiring 04/04/23	GS	NZD	550	340,887	343,924	—	(3,037)
Expiring 04/04/23	GS	NZD	520	317,309	325,164	—	(7,855)
Expiring 04/04/23	GS	NZD	520	317,287	325,164	—	(7,877)
Expiring 04/04/23	GS	NZD	510	313,376	318,911	—	(5,535)
Expiring 04/04/23	GS	NZD	140	87,253	87,544	—	(291)
Expiring 04/04/23	GS	NZD	70	43,373	43,772	—	(399)
Expiring 04/04/23	HSBCS	NZD	520	318,651	325,164	—	(6,513)
Expiring 04/04/23	HSBCS	NZD	349	212,924	218,235	—	(5,311)
Expiring 04/04/23	JPS	NZD	560	346,538	350,177	—	(3,639)
Expiring 04/04/23	JPS	NZD	555	340,937	347,051	—	(6,114)
Expiring 04/04/23	JPS	NZD	550	341,003	343,923	—	(2,920)
Expiring 04/04/23	JPS	NZD	155	96,418	96,924	—	(506)
Expiring 04/04/23	MSC	NZD	560	349,161	350,177	—	(1,016)
Expiring 04/04/23	MSC	NZD	510	311,493	318,911	—	(7,418)
A48

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/04/23	TD	NZD	4,578	$2,865,096	$2,862,695	$2,401	$—
Expiring 04/04/23	TD	NZD	1,540	963,794	962,986	808	—
Expiring 04/04/23	TD	NZD	265	163,536	165,708	—	(2,172)
Expiring 04/04/23	UBS	NZD	1,025	628,421	640,948	—	(12,527)
Expiring 04/04/23	UBS	NZD	520	321,527	325,164	—	(3,637)
Expiring 04/04/23	UBS	NZD	155	96,801	96,924	—	(123)
Expiring 04/20/23	BNP	NZD	1,226	762,266	766,421	—	(4,155)
Expiring 04/20/23	BNP	NZD	1,191	742,082	744,486	—	(2,404)
Expiring 04/20/23	JPM	NZD	1,230	798,756	769,342	29,414	—
Expiring 04/20/23	MSC	NZD	1,441	931,339	901,401	29,938	—
Expiring 05/03/23	JPS	NZD	550	344,027	343,930	97	—
Expiring 05/03/23	JPS	NZD	413	258,330	258,260	70	—
Expiring 05/03/23	JPS	NZD	412	257,548	257,634	—	(86)
Expiring 05/03/23	UBS	NZD	4,541	2,838,189	2,839,609	—	(1,420)
Expiring 05/03/23	UBS	NZD	1,190	743,767	744,139	—	(372)
Expiring 05/03/23	UBS	NZD	235	147,586	146,952	634	—
Expiring 06/21/23	JPM	NZD	1,206	738,180	754,019	—	(15,839)
Expiring 06/21/23	JPM	NZD	573	350,572	358,337	—	(7,765)
Expiring 06/21/23	JPM	NZD	179	111,419	111,982	—	(563)
Norwegian Krone,
Expiring 04/04/23	CGM	NOK	1,540	142,794	147,117	—	(4,323)
Expiring 04/04/23	CGM	NOK	1,421	134,625	135,749	—	(1,124)
Expiring 04/04/23	GS	NOK	3,590	344,910	342,954	1,956	—
Expiring 04/04/23	GS	NOK	900	87,369	85,978	1,391	—
Expiring 04/04/23	UBS	NOK	12,685	1,215,271	1,211,804	3,467	—
Expiring 04/04/23	UBS	NOK	1,994	193,362	190,488	2,874	—
Expiring 04/04/23	UBS	NOK	439	41,760	41,938	—	(178)
Expiring 04/21/23	BNP	NOK	8,102	763,865	774,647	—	(10,782)
Expiring 04/21/23	BOA	NOK	7,919	746,181	757,070	—	(10,889)
Expiring 04/21/23	UBS	NOK	15,674	1,511,452	1,498,502	12,950	—
Expiring 05/03/23	UBS	NOK	1,994	191,286	190,746	540	—
Expiring 06/21/23	JPM	NOK	3,732	358,635	357,753	882	—
Expiring 06/21/23	JPM	NOK	581	55,009	55,727	—	(718)
Expiring 06/21/23	JPM	NOK	573	54,852	54,917	—	(65)
Expiring 06/21/23	JPM	NOK	473	44,897	45,349	—	(452)
Expiring 06/21/23	JPM	NOK	234	21,962	22,400	—	(438)
Expiring 06/23/23	JPM	NOK	755	72,624	72,396	228	—
Peruvian Nuevo Sol,
Expiring 04/04/23	BARC	PEN	262	68,611	69,608	—	(997)
Expiring 04/04/23	BARC	PEN	25	6,645	6,642	3	—
Expiring 04/04/23	BOA	PEN	262	69,642	69,608	34	—
Expiring 04/04/23	BOA	PEN	25	6,660	6,641	19	—
Expiring 05/03/23	BOA	PEN	262	69,659	69,470	189	—
Philippine Peso,
Expiring 04/04/23	MSC	PHP	5,010	92,011	92,249	—	(238)
Polish Zloty,
Expiring 04/04/23	MSC	PLN	1,774	402,026	410,890	—	(8,864)
Expiring 04/04/23	MSC	PLN	960	217,556	222,353	—	(4,797)
Expiring 04/04/23	MSC	PLN	420	96,131	97,279	—	(1,148)
Expiring 04/04/23	MSC	PLN	286	66,416	66,243	173	—
Expiring 04/04/23	TD	PLN	195	44,554	45,165	—	(611)
Expiring 04/05/23	JPM	PLN	349	79,348	80,741	—	(1,393)
Expiring 04/27/23	BNP	PLN	5,192	1,194,126	1,200,717	—	(6,591)
Expiring 04/27/23	BNP	PLN	1,653	383,135	382,335	800	—
Expiring 04/27/23	BOA	PLN	3,429	774,203	793,131	—	(18,928)
A49

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 04/27/23	CITI	PLN	3,451	$784,268	$798,202	$—	$(13,934)
Expiring 04/27/23	JPM	PLN	7,056	1,568,272	1,631,877	—	(63,605)
Expiring 04/27/23	MSC	PLN	3,372	767,887	779,833	—	(11,946)
Expiring 05/02/23	MSC	PLN	1,155	267,761	267,049	712	—
Expiring 06/21/23	JPM	PLN	289	64,797	66,530	—	(1,733)
Romanian Leu,
Expiring 04/04/23	BNP	RON	343	74,069	75,170	—	(1,101)
Expiring 05/03/23	BNP	RON	343	75,176	75,098	78	—
Singapore Dollar,
Expiring 04/04/23	MSC	SGD	717	534,431	538,841	—	(4,410)
Expiring 04/04/23	MSC	SGD	465	346,597	349,457	—	(2,860)
Expiring 04/04/23	MSC	SGD	461	346,695	346,452	243	—
Expiring 04/25/23	JPM	SGD	378	288,260	284,130	4,130	—
Expiring 05/03/23	MSC	SGD	717	539,682	539,334	348	—
Expiring 05/15/23	RBS	SGD	1,040	773,408	782,274	—	(8,866)
Expiring 06/21/23	JPM	SGD	96	72,000	72,592	—	(592)
Expiring 06/21/23	JPM	SGD	94	70,713	71,058	—	(345)
Expiring 06/21/23	JPM	SGD	85	63,929	64,035	—	(106)
South African Rand,
Expiring 04/04/23	BARC	ZAR	1,527	83,794	85,733	—	(1,939)
Expiring 04/04/23	BOA	ZAR	3,940	214,895	221,210	—	(6,315)
Expiring 04/04/23	GS	ZAR	3,900	214,028	218,964	—	(4,936)
Expiring 04/04/23	GS	ZAR	3,900	213,227	218,965	—	(5,738)
Expiring 04/04/23	GS	ZAR	3,670	201,799	206,051	—	(4,252)
Expiring 04/04/23	HSBCS	ZAR	6,180	335,379	346,975	—	(11,596)
Expiring 04/04/23	HSBCS	ZAR	1,780	96,597	99,938	—	(3,341)
Expiring 04/04/23	JPS	ZAR	2,130	116,690	119,588	—	(2,898)
Expiring 04/20/23	BNYM	ZAR	3,473	190,025	194,708	—	(4,683)
Expiring 04/20/23	BNYM	ZAR	1,035	56,272	58,050	—	(1,778)
Expiring 04/20/23	BNYM	ZAR	911	48,713	51,076	—	(2,363)
Expiring 04/20/23	BNYM	ZAR	745	40,595	41,763	—	(1,168)
Expiring 04/20/23	BNYM	ZAR	435	23,447	24,377	—	(930)
Expiring 04/20/23	BOA	ZAR	14,340	780,064	803,988	—	(23,924)
Expiring 04/20/23	BOA	ZAR	13,449	736,759	754,039	—	(17,280)
Expiring 05/03/23	GS	ZAR	3,830	215,270	214,478	792	—
Expiring 05/03/23	MSC	ZAR	23,357	1,282,126	1,307,978	—	(25,852)
Expiring 06/21/23	JPM	ZAR	1,094	58,462	61,000	—	(2,538)
South Korean Won,
Expiring 04/04/23	BARC	KRW	847,280	642,317	649,630	—	(7,313)
Expiring 04/04/23	BNP	KRW	1,749,530	1,324,128	1,341,407	—	(17,279)
Expiring 04/04/23	BNP	KRW	1,007,030	773,371	772,114	1,257	—
Expiring 04/04/23	BNP	KRW	98,389	75,953	75,438	515	—
Expiring 04/04/23	BOA	KRW	306,860	236,884	235,277	1,607	—
Expiring 04/04/23	BOA	KRW	112,060	85,922	85,919	3	—
Expiring 04/04/23	BOA	KRW	57,154	43,723	43,821	—	(98)
Expiring 04/04/23	CGM	KRW	842,310	650,232	645,820	4,412	—
Expiring 04/04/23	GS	KRW	525,360	405,558	402,806	2,752	—
Expiring 04/04/23	GS	KRW	41,235	31,834	31,616	218	—
Expiring 04/04/23	JPS	KRW	821,130	624,719	629,581	—	(4,862)
Expiring 04/04/23	JPS	KRW	695,240	536,699	533,057	3,642	—
Expiring 04/04/23	JPS	KRW	448,670	341,324	344,006	—	(2,682)
Expiring 04/04/23	JPS	KRW	141,070	108,599	108,162	437	—
Expiring 04/04/23	MSC	KRW	1,350,610	1,036,376	1,035,546	830	—
Expiring 04/26/23	BOA	KRW	3,874,628	3,152,950	2,970,322	182,628	—
Expiring 04/26/23	BOA	KRW	876,747	693,575	672,122	21,453	—
A50

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 04/26/23	BOA	KRW	1,488	$1,211	$1,141	$70	$—
Expiring 04/26/23	CITI	KRW	4,197,514	3,404,448	3,217,849	186,599	—
Expiring 04/26/23	CITI	KRW	1,083,901	878,591	830,927	47,664	—
Expiring 04/26/23	CITI	KRW	159,296	122,216	122,118	98	—
Expiring 04/26/23	CITI	KRW	1,612	1,307	1,235	72	—
Expiring 04/26/23	HSBCS	KRW	1,036,468	811,055	794,564	16,491	—
Expiring 04/26/23	MSC	KRW	1,027,390	790,805	787,606	3,199	—
Expiring 04/26/23	SCB	KRW	1,128,084	897,313	864,798	32,515	—
Expiring 04/26/23	SCB	KRW	1,118,664	863,753	857,577	6,176	—
Expiring 05/03/23	BNP	KRW	1,847,919	1,421,952	1,417,254	4,698	—
Expiring 05/03/23	GS	KRW	446,130	344,210	342,158	2,052	—
Expiring 05/03/23	GS	KRW	111,600	86,078	85,591	487	—
Expiring 06/15/23	JPM	KRW	149,928	115,405	115,282	123	—
Expiring 06/22/23	JPM	KRW	472,581	362,695	363,521	—	(826)
Expiring 06/22/23	JPM	KRW	70,274	54,129	54,057	72	—
Swedish Krona,
Expiring 04/04/23	BARC	SEK	2,965	284,522	285,738	—	(1,216)
Expiring 04/04/23	BNP	SEK	4,526	435,990	436,172	—	(182)
Expiring 04/04/23	CGM	SEK	7,280	678,137	701,576	—	(23,439)
Expiring 04/04/23	CGM	SEK	779	75,364	75,073	291	—
Expiring 04/04/23	GS	SEK	6,620	619,537	637,971	—	(18,434)
Expiring 04/04/23	GS	SEK	3,630	342,082	349,824	—	(7,742)
Expiring 04/04/23	GS	SEK	3,610	346,813	347,896	—	(1,083)
Expiring 04/04/23	GS	SEK	2,500	238,996	240,926	—	(1,930)
Expiring 04/04/23	GS	SEK	920	87,577	88,661	—	(1,084)
Expiring 04/04/23	GS	SEK	910	86,515	87,697	—	(1,182)
Expiring 04/04/23	GS	SEK	450	42,762	43,367	—	(605)
Expiring 04/04/23	GS	SEK	450	42,959	43,366	—	(407)
Expiring 04/04/23	JPS	SEK	3,660	347,545	352,715	—	(5,170)
Expiring 04/04/23	JPS	SEK	3,600	339,564	346,933	—	(7,369)
Expiring 04/04/23	JPS	SEK	910	84,721	87,697	—	(2,976)
Expiring 04/04/23	JPS	SEK	450	42,995	43,367	—	(372)
Expiring 04/04/23	JPS	SEK	420	40,083	40,475	—	(392)
Expiring 04/04/23	JPS	SEK	420	39,992	40,476	—	(484)
Expiring 04/04/23	UBS	SEK	361	35,009	34,790	219	—
Expiring 04/21/23	BARC	SEK	8,252	798,460	796,039	2,421	—
Expiring 04/21/23	BARC	SEK	8,146	769,316	785,793	—	(16,477)
Expiring 04/21/23	CITI	SEK	7,980	771,667	769,800	1,867	—
Expiring 04/21/23	MSC	SEK	8,286	796,984	799,333	—	(2,349)
Expiring 05/03/23	BARC	SEK	4,526	435,050	436,882	—	(1,832)
Expiring 06/21/23	JPM	SEK	5,349	503,204	517,626	—	(14,422)
Expiring 06/21/23	JPM	SEK	1,181	110,727	114,284	—	(3,557)
Expiring 06/21/23	JPM	SEK	1,173	111,419	113,474	—	(2,055)
Expiring 06/21/23	JPM	SEK	807	75,810	78,050	—	(2,240)
Expiring 06/21/23	JPM	SEK	557	54,000	53,866	134	—
Expiring 06/21/23	JPM	SEK	463	44,951	44,828	123	—
Expiring 06/21/23	JPM	SEK	419	39,296	40,521	—	(1,225)
Swiss Franc,
Expiring 04/04/23	BARC	CHF	635	690,397	694,323	—	(3,926)
Expiring 04/04/23	BNP	CHF	300	319,812	328,027	—	(8,215)
Expiring 04/04/23	BOA	CHF	70	76,178	76,540	—	(362)
Expiring 04/04/23	CGM	CHF	635	693,464	694,324	—	(860)
Expiring 04/04/23	CGM	CHF	615	675,257	672,455	2,802	—
Expiring 04/04/23	CGM	CHF	310	339,323	338,961	362	—
Expiring 04/04/23	CGM	CHF	300	319,862	328,027	—	(8,165)
A51

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/04/23	DB	CHF	100	$109,036	$109,343	$—	$(307)
Expiring 04/04/23	GS	CHF	625	672,274	683,389	—	(11,115)
Expiring 04/04/23	GS	CHF	320	347,092	349,895	—	(2,803)
Expiring 04/04/23	GS	CHF	315	339,062	344,429	—	(5,367)
Expiring 04/04/23	GS	CHF	315	343,338	344,428	—	(1,090)
Expiring 04/04/23	GS	CHF	300	321,664	328,026	—	(6,362)
Expiring 04/04/23	GS	CHF	115	123,698	125,743	—	(2,045)
Expiring 04/04/23	GS	CHF	40	43,673	43,737	—	(64)
Expiring 04/04/23	JPS	CHF	315	346,985	344,428	2,557	—
Expiring 04/04/23	JPS	CHF	40	43,245	43,737	—	(492)
Expiring 04/04/23	MSC	CHF	1,250	1,367,504	1,366,779	725	—
Expiring 04/04/23	MSC	CHF	615	675,189	672,455	2,734	—
Expiring 04/04/23	MSC	CHF	315	343,352	344,428	—	(1,076)
Expiring 04/04/23	MSC	CHF	315	343,356	344,428	—	(1,072)
Expiring 04/04/23	SSB	CHF	1,200	1,276,020	1,312,107	—	(36,087)
Expiring 04/04/23	SSB	CHF	40	43,373	43,737	—	(364)
Expiring 04/04/23	SSB	CHF	35	37,571	38,270	—	(699)
Expiring 04/04/23	UBS	CHF	1,584	1,696,756	1,731,982	—	(35,226)
Expiring 04/04/23	UBS	CHF	640	685,558	699,791	—	(14,233)
Expiring 04/04/23	UBS	CHF	625	670,817	683,390	—	(12,573)
Expiring 05/03/23	BNP	CHF	710	777,104	778,769	—	(1,665)
Expiring 05/03/23	BNP	CHF	524	573,524	574,753	—	(1,229)
Expiring 05/24/23	MSC	CHF	1,429	1,538,116	1,571,624	—	(33,508)
Expiring 06/16/23	JPM	CHF	243	266,890	267,904	—	(1,014)
Expiring 06/21/23	JPM	CHF	176	189,026	194,221	—	(5,195)
Expiring 06/21/23	JPM	CHF	83	90,398	91,052	—	(654)
Expiring 06/21/23	JPM	CHF	67	71,964	73,945	—	(1,981)
Expiring 06/21/23	JPM	CHF	41	44,927	44,974	—	(47)
Thai Baht,
Expiring 04/04/23	BARC	THB	14,501	412,605	424,238	—	(11,633)
Expiring 04/04/23	BARC	THB	3,660	104,533	107,076	—	(2,543)
Expiring 04/04/23	BARC	THB	2,958	85,851	86,538	—	(687)
Expiring 04/04/23	BARC	THB	1,068	30,388	31,245	—	(857)
Expiring 04/04/23	UBS	THB	3,010	87,196	88,060	—	(864)
Expiring 05/03/23	BARC	THB	14,501	425,999	425,621	378	—
Expiring 05/03/23	BARC	THB	3,756	110,341	110,243	98	—
Expiring 06/21/23	JPM	THB	6,949	202,849	204,909	—	(2,060)
Turkish Lira,
Expiring 04/04/23	JPS	TRY	226	11,791	11,736	55	—
Expiring 05/03/23	BARC	TRY	226	11,323	11,288	35	—
Expiring 06/21/23	JPM	TRY	1,494	71,996	68,127	3,869	—
				$374,122,718	$376,126,008	1,430,612	(3,433,902)
						$2,833,231	$(3,984,870)
Cross currency exchange contracts outstanding at March 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
06/21/23	Buy	AUD	113	NZD	121	$—	$(53)	JPM
06/21/23	Buy	AUD	120	NZD	129	—	(45)	JPM
06/21/23	Buy	AUD	135	NZD	146	—	(686)	JPM
06/21/23	Buy	AUD	136	NZD	146	—	(87)	JPM
A52

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Cross currency exchange contracts outstanding at March 31, 2023 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
06/21/23	Buy	CHF	41	EUR	42	$—	$(157)	JPM
06/21/23	Buy	CHF	50	EUR	51	—	(58)	JPM
06/21/23	Buy	CHF	64	EUR	66	—	(869)	JPM
06/21/23	Buy	CHF	66	EUR	67	178	—	JPM
06/21/23	Buy	CHF	83	EUR	85	—	(706)	JPM
06/21/23	Buy	CHF	141	EUR	142	923	—	JPM
06/21/23	Buy	CHF	203	EUR	204	1,069	—	JPM
06/21/23	Buy	EUR	26	CZK	627	—	(318)	JPM
06/21/23	Buy	EUR	34	SEK	379	392	—	JPM
06/21/23	Buy	EUR	40	SEK	447	—	(16)	JPM
06/21/23	Buy	EUR	42	CNH	313	—	(143)	JPM
06/21/23	Buy	EUR	42	CNH	313	—	(146)	JPM
06/21/23	Buy	EUR	42	SEK	471	146	—	JPM
06/21/23	Buy	EUR	43	AUD	69	818	—	JPM
06/21/23	Buy	EUR	44	CHF	44	—	(319)	JPM
06/21/23	Buy	EUR	44	CHF	44	—	(44)	JPM
06/21/23	Buy	EUR	63	SEK	709	57	—	JPM
06/21/23	Buy	EUR	72	CZK	1,716	—	(538)	JPM
06/21/23	Buy	EUR	85	JPY	12,186	—	(312)	JPM
06/21/23	Buy	EUR	103	SEK	1,168	—	(725)	JPM
06/21/23	Buy	EUR	122	AUD	199	—	(522)	JPM
06/21/23	Buy	EUR	206	SEK	2,307	912	—	JPM
06/21/23	Buy	HUF	17,178	EUR	44	—	(47)	JPM
06/21/23	Buy	JPY	12,101	EUR	85	—	(306)	JPM
06/21/23	Buy	NZD	56	AUD	52	327	—	JPM
06/21/23	Buy	NZD	74	EUR	43	—	(542)	JPM
06/21/23	Buy	NZD	115	AUD	106	791	—	JPM
06/21/23	Buy	NZD	148	AUD	137	762	—	JPM
06/21/23	Buy	SEK	380	EUR	34	—	(285)	JPM
06/21/23	Buy	SEK	472	EUR	42	—	(227)	JPM
06/21/23	Buy	SEK	472	EUR	42	—	(148)	JPM
06/21/23	Buy	SEK	475	EUR	42	178	—	JPM
06/21/23	Buy	SEK	1,075	EUR	95	536	—	JPM
						$7,089	$(7,299)
Credit default swap agreements outstanding at March 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2023(4)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Republic of Chile	06/20/28	1.000%(Q)		510	1.039%	$(1,315)	$(773)	$542
Republic of Indonesia	06/20/28	1.000%(Q)		410	0.946%	(313)	1,178	1,491
Republic of Peru	06/20/28	1.000%(Q)		390	1.075%	(4,808)	(1,241)	3,567
Republic of Philippines	06/20/28	1.000%(Q)		390	0.923%	(1,389)	1,535	2,924
Unibail-Rodamco-Westfield SE	06/20/24	1.000%(Q)	EUR	125	0.909%	605	194	(411)
United Mexican States	06/20/28	1.000%(Q)		410	1.199%	(3,822)	(3,680)	142
						$(11,042)	$(2,787)	$8,255

A53

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Credit default swap agreements outstanding at March 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	2,450	0.561%	$16,553	$23,603	$7,050
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	4,025	0.608%	50,331	55,587	5,256
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	525	0.726%	3,495	6,282	2,787
					$70,379	$85,472	$15,093

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.BBB	05/11/63	3.000%(M)	103	*	$(21,772)	$(7,485)	$(14,287)	DB
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A54

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Inflation swap agreements outstanding at March 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	1,160	02/15/28	2.310%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$(8,912)	$—	$(8,912)	MSI
EUR	1,158	02/15/28	2.335%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(7,395)	—	(7,395)	MSI
EUR	1,204	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(3,435)	—	(3,435)	MSI
EUR	1,204	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(3,310)	—	(3,310)	MSI
EUR	1,195	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	1,260	—	1,260	JPM
EUR	1,191	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	1,255	—	1,255	JPM
EUR	1,283	03/15/28	2.491%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(7,732)	—	(7,732)	JPM
EUR	1,283	03/15/28	2.530%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(5,122)	—	(5,122)	JPM
EUR	1,160	02/15/33	2.325%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	13,524	—	13,524	MSI
EUR	1,158	02/15/33	2.346%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	10,965	—	10,965	MSI
EUR	1,204	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	7,221	—	7,221	MSI
EUR	1,204	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	5,373	—	5,373	MSI
EUR	1,195	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(1,168)	—	(1,168)	JPM
EUR	1,191	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(1,164)	—	(1,164)	JPM
EUR	1,283	03/15/33	2.425%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	11,544	—	11,544	JPM
EUR	1,283	03/15/33	2.455%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	7,596	—	7,596	JPM
					$20,500	$—	$20,500
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	5,000	06/23/25	3.750%(Q)	3 Month BBSW(1)(Q)/ 3.715%	$14,108	$(23,769)	$(37,877)
AUD	480	06/21/28	4.000%(S)	6 Month BBSW(2)(S)/ 3.795%	(908)	6,417	7,325
AUD	1,025	09/17/28	3.875%(Q)	3 Month BBSW(2)(Q)/ 3.715%	338	6,374	6,036
AUD	678	09/20/28	4.062%(S)	6 Month BBSW(2)(S)/ 3.795%	327	10,020	9,693
AUD	6,470	06/21/33	4.250%(S)	6 Month BBSW(2)(S)/ 3.795%	(2,668)	136,091	138,759
AUD	328	09/20/33	4.312%(S)	6 Month BBSW(2)(S)/ 3.795%	1,744	7,686	5,942
AUD	785	09/20/33	4.594%(S)	6 Month BBSW(2)(S)/ 3.795%	1,209	6,433	5,224
BRL	58,965	01/02/24	7.370%(T)	1 Day BROIS(2)(T)/ 0.051%	14,929	(958,962)	(973,891)
BRL	2,897	01/02/24	9.200%(T)	1 Day BROIS(2)(T)/ 0.051%	(3,093)	(31,191)	(28,098)
BRL	2,740	01/02/24	12.300%(T)	1 Day BROIS(2)(T)/ 0.051%	519	(1,940)	(2,459)
BRL	2,520	01/02/24	13.950%(T)	1 Day BROIS(2)(T)/ 0.051%	(143)	2,689	2,832
BRL	4,270	01/02/25	11.488%(T)	1 Day BROIS(2)(T)/ 0.051%	(86)	(11,905)	(11,819)
BRL	2,640	01/02/25	12.060%(T)	1 Day BROIS(2)(T)/ 0.051%	(1,157)	(4,083)	(2,926)
A55

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	1,750	01/02/25	12.064%(T)	1 Day BROIS(2)(T)/ 0.051%	$—	$180	$180
BRL	1,200	01/02/25	12.713%(T)	1 Day BROIS(2)(T)/ 0.051%	—	1,898	1,898
BRL	2,050	01/02/25	13.300%(T)	1 Day BROIS(1)(T)/ 0.051%	(14)	(6,476)	(6,462)
BRL	24,765	01/04/27	8.495%(T)	1 Day BROIS(1)(T)/ 0.051%	(36,566)	516,203	552,769
BRL	210	01/04/27	11.230%(T)	1 Day BROIS(2)(T)/ 0.051%	(1,645)	(991)	654
BRL	310	01/04/27	13.030%(T)	1 Day BROIS(2)(T)/ 0.051%	—	1,439	1,439
CAD	1,202	06/21/28	3.344%(S)	3 Month CDOR(1)(S)/ 5.028%	(8,712)	(2,533)	6,179
CAD	750	06/21/28	3.500%(S)	3 Month CDOR(1)(S)/ 5.028%	8,048	(5,516)	(13,564)
CAD	997	09/17/28	2.625%(S)	3 Month CDOR(1)(S)/ 5.028%	1,150	2,400	1,250
CAD	689	12/15/32	3.500%(S)	3 Month CDOR(2)(S)/ 5.028%	2,499	6,549	4,050
CAD	286	06/21/33	3.375%(S)	3 Month CDOR(1)(S)/ 5.028%	(3,548)	(1,893)	1,655
CAD	4,760	06/21/33	3.500%(S)	3 Month CDOR(1)(S)/ 5.028%	1,872	(68,968)	(70,840)
CHF	1,910	06/21/28	2.000%(A)	3 Month SARON(2)(A)/ 1.419%	13,428	8,956	(4,472)
CHF	4,120	06/21/33	2.000%(A)	3 Month SARON(2)(A)/ 1.419%	(16,021)	26,065	42,086
CNH	6,160	06/23/25	2.750%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.700%	(886)	(3,926)	(3,040)
CNH	33,527	05/14/26	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	19,007	19,007
CNH	5,810	09/01/27	2.333%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	(14,831)	(14,831)
CNH	2,720	12/21/27	2.595%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	(3,262)	(3,262)
CNH	2,389	02/01/28	2.885%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	1,785	1,785
CNH	104,791	03/15/28	2.870%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	53,114	53,114
CNH	5,851	03/15/28	2.898%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.700%	—	(3,956)	(3,956)
CNH	4,866	06/21/28	2.890%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	—	1,572	1,572
CNH	1,918	06/21/28	2.988%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	(220)	1,890	2,110
CNH	53,390	06/21/28	3.000%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.700%	(2,062)	56,926	58,988
CNH	1,180	06/21/28	3.060%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 2.700%	(1,235)	(1,736)	(501)
EUR	560	09/23/24	1.750%(A)	3 Month EURIBOR(1)(Q)/ 3.038%	(3,757)	9,277	13,034
EUR	830	03/13/25	3.500%(A)	1 Day EuroSTR(2)(A)/ 2.884%	(2,752)	4,557	7,309
EUR	4,380	06/23/25	2.250%(A)	1 Day EuroSTR(1)(A)/ 2.884%	76,951	81,736	4,785
EUR	3,610	06/23/25	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.341%	85,102	66,282	(18,820)
EUR	4,580	06/22/26	2.500%(A)	6 Month EURIBOR(2)(S)/ 3.341%	(125,177)	(99,002)	26,175
EUR	1,247	05/12/27	1.494%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(76,300)	(76,300)
EUR	953	05/13/27	1.464%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(59,804)	(59,804)
EUR	1,040	04/13/28	3.500%(A)	6 Month EURIBOR(2)(S)/ 3.341%	10,827	23,459	12,632
EUR	664	06/18/28	2.812%(A)	6 Month EURIBOR(2)(S)/ 3.341%	254	1,043	789
EUR	680	06/21/28	2.250%(A)	1 Day EuroSTR(1)(A)/ 2.884%	29,994	17,922	(12,072)
EUR	1,680	06/21/28	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.341%	56,214	43,301	(12,913)
EUR	407	09/20/28	3.375%(A)	6 Month EURIBOR(2)(S)/ 3.341%	2,882	7,866	4,984
EUR	320	07/04/29	2.350%(A)	6 Month EURIBOR(1)(S)/ 3.341%	5,180	7,485	2,305
EUR	930	06/21/30	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.341%	36,908	28,747	(8,161)
EUR	100	06/21/32	2.500%(A)	6 Month EURIBOR(2)(S)/ 3.341%	(4,730)	(3,769)	961
EUR	460	08/18/32	1.800%(A)	6 Month EURIBOR(2)(S)/ 3.341%	—	(48,055)	(48,055)
EUR	2,100	12/20/32	2.500%(A)	6 Month EURIBOR(2)(S)/ 3.341%	(22,533)	(31,662)	(9,129)
EUR	4,430	06/21/33	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.341%	198,595	185,277	(13,318)
EUR	199	09/20/33	3.188%(A)	6 Month EURIBOR(2)(S)/ 3.341%	1,773	4,598	2,825
EUR	60	06/21/35	2.500%(A)	6 Month EURIBOR(2)(S)/ 3.341%	(3,543)	(3,031)	512
EUR	1,210	07/06/37	2.855%(A)	6 Month EURIBOR(2)(S)/ 3.341%	(109)	(7,542)	(7,433)
EUR	1,200	08/10/37	2.152%(A)	6 Month EURIBOR(2)(S)/ 3.341%	(20,459)	(39,546)	(19,087)
EUR	330	06/21/38	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.341%	22,870	19,554	(3,316)
EUR	2,740	08/11/42	1.452%(A)	6 Month EURIBOR(1)(S)/ 3.341%	25,814	84,309	58,495
EUR	1,280	12/22/42	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.341%	6,962	15,839	8,877
EUR	310	06/22/43	2.500%(A)	6 Month EURIBOR(2)(S)/ 3.341%	(18,399)	(15,611)	2,788
EUR	1,520	08/12/47	1.051%(A)	6 Month EURIBOR(2)(S)/ 3.341%	(6,000)	(31,820)	(25,820)
EUR	930	07/08/52	1.560%(A)	6 Month EURIBOR(1)(S)/ 3.341%	4,711	28,474	23,763
GBP	9,880	03/07/25	4.000%(T)	1 Day SONIA(2)(T)/ 4.178%	(41,196)	(5,812)	35,384
GBP	600	06/23/25	4.000%(A)	1 Day SONIA(2)(A)/ 4.178%	(3,580)	(2,972)	608
GBP	650	06/22/26	3.750%(A)	1 Day SONIA(2)(A)/ 4.178%	(11,133)	(5,866)	5,267
GBP	588	06/18/28	3.656%(A)	1 Day SONIA(1)(A)/ 4.178%	(385)	2,248	2,633
A56

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	2,270	06/21/28	3.500%(A)	1 Day SONIA(2)(A)/ 4.178%	$(56,217)	$(27,818)	$28,399
GBP	775	06/21/28	3.625%(A)	1 Day SONIA(1)(A)/ 4.178%	15,857	4,216	(11,641)
GBP	830	06/17/30	0.308%(A)	1 Day SONIA(2)(A)/ 4.178%	(22,877)	(225,446)	(202,569)
GBP	800	01/27/31	1.000%(A)	1 Day SONIA(2)(A)/ 4.178%	9,239	(85,731)	(94,970)
GBP	350	06/21/32	3.250%(A)	1 Day SONIA(1)(A)/ 4.178%	7,974	5,806	(2,168)
GBP	180	06/21/33	3.219%(A)	1 Day SONIA(1)(A)/ 4.178%	(266)	3,412	3,678
GBP	330	06/21/33	3.250%(A)	1 Day SONIA(2)(A)/ 4.178%	(14,760)	(5,212)	9,548
GBP	230	06/21/35	3.250%(A)	1 Day SONIA(1)(A)/ 4.178%	10,823	3,544	(7,279)
GBP	170	06/23/53	3.000%(A)	1 Day SONIA(1)(A)/ 4.178%	17,972	7,429	(10,543)
HKD	12,967	06/21/24	5.030%(Q)	3 Month HIBOR(1)(Q)/ 3.710%	(4,548)	(15,547)	(10,999)
HKD	4,280	06/23/25	3.250%(Q)	3 Month HIBOR(1)(Q)/ 3.710%	658	5,229	4,571
JPY	80,824	06/18/28	0.469%(A)	1 Day TONAR(2)(A)/ (0.030)%	115	(7)	(122)
JPY	1,693,150	06/21/28	0.250%(A)	1 Day TONAR(1)(A)/ (0.030)%	132,528	63,233	(69,295)
JPY	592,350	06/21/33	0.500%(A)	1 Day TONAR(1)(A)/ (0.030)%	137,482	76,061	(61,421)
JPY	24,662	06/21/33	0.688%(A)	1 Day TONAR(2)(A)/ (0.030)%	655	230	(425)
KRW	588,570	06/21/28	3.500%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	(3,012)	7,827	10,839
KRW	1,057,520	06/21/33	3.500%(Q)	3 Month KWCDC(2)(Q)/ 3.590%	2,412	28,896	26,484
MXN	6,995	06/18/25	10.500%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.520%	2,331	6,401	4,070
NOK	6,657	06/19/28	2.656%(A)	6 Month NIBOR(2)(S)/ 3.960%	(946)	(5,074)	(4,128)
NOK	10,010	06/21/28	3.750%(A)	6 Month NIBOR(1)(S)/ 3.960%	(11,521)	(25,312)	(13,791)
NOK	4,545	09/20/28	3.500%(A)	6 Month NIBOR(2)(S)/ 3.960%	(590)	7,598	8,188
NOK	12,700	06/21/33	3.500%(A)	6 Month NIBOR(2)(S)/ 3.960%	27,084	42,836	15,752
NZD	2,431	11/04/24	2.503%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(57,220)	(57,220)
NZD	6,020	06/23/25	5.250%(S)	3 Month BBR(2)(Q)/ 5.225%	(1,130)	22,952	24,082
NZD	430	03/15/28	4.065%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(4,316)	(4,316)
NZD	425	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(2,492)	(2,492)
NZD	425	03/15/28	4.215%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(2,492)	(2,492)
NZD	430	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(2,072)	(2,072)
NZD	430	03/15/28	4.252%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(2,072)	(2,072)
NZD	450	03/15/28	4.261%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(2,062)	(2,062)
NZD	230	03/15/28	4.264%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(1,035)	(1,035)
NZD	430	03/15/28	4.292%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(1,594)	(1,594)
NZD	385	03/15/28	4.315%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(1,186)	(1,186)
NZD	430	03/15/28	4.320%(S)	3 Month BBR(2)(Q)/ 5.225%	—	(1,265)	(1,265)
NZD	218	03/15/28	4.518%(S)	3 Month BBR(2)(Q)/ 5.225%	—	557	557
NZD	1,249	03/19/28	4.344%(S)	3 Month BBR(1)(Q)/ 5.225%	1,145	(7,375)	(8,520)
NZD	1,390	06/21/28	4.750%(S)	3 Month BBR(2)(Q)/ 5.225%	(3,140)	14,853	17,993
NZD	1,610	09/20/28	4.155%(S)	3 Month BBR(1)(Q)/ 5.225%	(125)	5,697	5,822
NZD	816	03/15/33	4.185%(S)	3 Month BBR(2)(Q)/ 5.225%	—	889	889
NZD	1,330	06/21/33	4.750%(S)	3 Month BBR(1)(Q)/ 5.225%	(25,411)	(32,213)	(6,802)
NZD	389	09/20/33	4.170%(S)	3 Month BBR(1)(Q)/ 5.225%	7	1,202	1,195
PLN	5	12/23/24	7.500%(A)	6 Month WIBOR(2)(S)/ 6.950%	9	18	9
PLN	850	06/21/33	6.000%(A)	6 Month WIBOR(2)(S)/ 6.950%	2,548	8,638	6,090
SEK	21,000	06/23/25	4.000%(A)	3 Month STIBOR(2)(Q)/ 3.364%	5,481	21,099	15,618
SEK	7,366	06/19/28	2.500%(A)	3 Month STIBOR(1)(Q)/ 3.364%	3,412	3,080	(332)
SEK	4,445	06/21/28	2.688%(A)	3 Month STIBOR(2)(Q)/ 3.364%	390	(5,906)	(6,296)
SEK	3,230	06/21/28	3.500%(A)	3 Month STIBOR(2)(Q)/ 3.364%	2,042	7,223	5,181
SEK	36,990	06/21/33	3.250%(A)	3 Month STIBOR(1)(Q)/ 3.364%	(104,289)	(121,667)	(17,378)
SEK	2,348	09/20/33	2.781%(A)	3 Month STIBOR(2)(Q)/ 3.364%	(245)	(755)	(510)
THB	8,060	06/21/28	2.250%(Q)	1 Day THOR(2)(Q)/ 1.740%	562	446	(116)
	1,711	06/21/24	5.440%(T)	1 Day SOFR(2)(T)/ 4.870%	5,596	15,806	10,210
	13,110	03/11/25	4.000%(T)	1 Day SOFR(1)(T)/ 4.870%	46,071	(60,279)	(106,350)
	1,260	03/17/25	4.540%(A)	1 Day SOFR(2)(A)/ 4.870%	12,279	11,123	(1,156)
	3,240	06/21/25	4.481%(A)	1 Day SOFR(2)(A)/ 4.870%	—	37,386	37,386
	3,236	06/21/25	4.500%(A)	1 Day SOFR(2)(A)/ 4.870%	—	38,505	38,505
	540	06/23/25	3.500%(A)	1 Day SOFR(2)(A)/ 4.870%	(1,360)	(3,807)	(2,447)
	2,900	06/23/25	3.750%(A)	1 Day SOFR(2)(A)/ 4.870%	6,050	(6,710)	(12,760)
A57

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	1,360	09/30/27	3.714%(A)	1 Day SOFR(1)(A)/ 4.870%	$(14,848)	$(19,104)	$(4,256)
	916	06/21/28	3.188%(A)	1 Day SOFR(1)(A)/ 4.870%	1,656	3,955	2,299
	1,270	06/21/28	3.250%(A)	1 Day SOFR(2)(A)/ 4.870%	(19,087)	(1,893)	17,194
	5,890	06/21/33	3.000%(A)	1 Day SOFR(2)(A)/ 4.870%	(96,872)	(77,341)	19,531
	530	06/21/33	3.062%(A)	1 Day SOFR(2)(A)/ 4.870%	(1,036)	1,118	2,154
	227	09/20/33	3.125%(A)	1 Day SOFR(1)(A)/ 4.870%	211	(390)	(601)
	2,790	08/11/37	2.720%(A)	1 Day SOFR(2)(A)/ 4.870%	(31,032)	(46,866)	(15,834)
	1,340	08/12/52	2.170%(A)	1 Day SOFR(1)(A)/ 4.870%	22,008	48,324	26,316
ZAR	3,350	06/21/33	9.250%(Q)	3 Month JIBAR(2)(Q)/ 7.958%	(1,409)	1,568	2,977
					$342,367	$(416,164)	$(758,531)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
MYR	920	12/21/31	3.271%(Q)	3 Month KLIBOR(2)(Q)/ 3.620%	$(8,964)	$(7)	$(8,957)	BOA

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A58